     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015



                                                     REGISTRATION NOS. 033-85442
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 28                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 60                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: 212-578-9500

                     Name and Address of Agent for Service:
                                 ------------

                              ERIC T. STEIGERWALT
                CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER
                       NEW ENGLAND LIFE INSURANCE COMPANY
                                 GRAGG BUILDING
                        11225 NORTH COMMUNITY HOUSE ROAD
                        CHARLOTTE, NORTH CAROLINA 28277

                                 ------------
                                    COPY TO:
                                W. Thomas Conner
                                   Reed Smith
                              1301 K Street, N.W.
                              Washington, DC 20005
                                 (202)414-9208

Approximate Date of Propsed Public Offering:

On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated April 28, 2014 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 33-85442) filed April 22, 2014.


This registration statement incorporates by reference the prospectus dated April 29, 2013 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 33-85442) filed April 23, 2013.

This registration statement incorporates by reference the prospectus dated April 30, 2012 to the prospectuses dated May 1, 2001 and 2000 for the contracts, each filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 33-85442) filed April 25, 2012.

This registration statement incorporates by reference the prospectus dated May 1, 2011 and the Supplement dated May 1, 2011 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 33-85442) filed April 22, 2011.

This registration statement incorporates by reference the prospectus dated May 1, 2010 and the Supplement dated May 1, 2010 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-85442) filed April 22, 2010.

This registration statement incorporates by reference the prospectus dated May 1, 2009 and the supplements dated May 1, 2009 to the prospectuses date May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 21, 2009.

This registration statement incorporates by reference the prospectus dated April 28, 2008 and the supplements dated April 28, 2008 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 22, 2008.

This registration statement incorporates by reference the prospectus dated April 30, 2007 and the supplements dated April 30, 2007 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 20, 2007.

This registration statement incorporates by reference the prospectus dated May 1, 2006 and the supplements dated May 1, 2006 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 26, 2006.

This registration statement incorporates by reference the prospectus dated May 1, 2005 and the supplements dated May 1, 2005 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 27, 2005.

This registration statement incorporates by reference the prospectus dated May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts


              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117


                                  MAY 1, 2015


     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series. The Contract currently is not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund


MET INVESTORS SERIES TRUST


American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Met/Franklin Low Duration Total Return Portfolio

MetLife Asset Allocation 100 Portfolio

MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio

SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio

T. Rowe Price Mid Cap Growth Portfolio

WMC Large Cap Research Portfolio


METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

WMC Balanced Portfolio
WMC Core Equity Opportunities Portfolio



     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2015. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-70 of the prospectus. For a free copy of the SAI, write or call MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036, 1-800-777-5897 or visit our website at www.metlife.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.



                                  MAY 1, 2015

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS



                                                                                      PAGE
                                                                                     -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...................................   A-5
HIGHLIGHTS..........................................................................   A-6
EXPENSE TABLE.......................................................................   A-8
THE COMPANY.........................................................................  A-14
THE VARIABLE ACCOUNT................................................................  A-14
   Certain Payments We Receive with Regard to the Eligible Funds....................  A-14
   Investments of the Variable Account..............................................  A-15
   Share Classes of the Eligible Funds..............................................  A-19
   Substitution of Investments......................................................  A-19
GUARANTEED OPTION...................................................................  A-19
THE CONTRACTS.......................................................................  A-19
   Purchase Payments................................................................  A-20
   Ten-Day Right to Review..........................................................  A-20
   Employee Version.................................................................  A-21
   Allocation of Purchase Payments..................................................  A-21
   State Variations.................................................................  A-21
   Contract Value and Accumulation Unit Value.......................................  A-21
   Payment on Death Prior to Annuitization..........................................  A-22
      Beneficiary Continuation......................................................  A-23
      Special Options for Spouses...................................................  A-24
   Transfer Privilege...............................................................  A-24
   Dollar Cost Averaging............................................................  A-27
   Asset Rebalancing................................................................  A-28
   Surrenders.......................................................................  A-28
   Systematic Withdrawals...........................................................  A-30
   Loan Provision for Certain Tax Benefited Retirement Plans........................  A-30
   Suspension of Payments...........................................................  A-31
   Ownership Rights.................................................................  A-31
   Requests and Elections...........................................................  A-32
   Confirming Transactions..........................................................  A-34
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUCTIONS.......  A-34
   Administration Contract Charge...................................................  A-34
   Administration Asset Charge......................................................  A-34
   Mortality and Expense Risk Charge................................................  A-35
   Contingent Deferred Sales Charge.................................................  A-35
   Premium and Other Tax Charge.....................................................  A-37
   Other Expenses...................................................................  A-38
ANNUITY PAYMENTS....................................................................  A-38
   Election of Annuity..............................................................  A-38
   Annuity Options..................................................................  A-39
   Amount of Variable Annuity Payments..............................................  A-40
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS......................................  A-41
FEDERAL INCOME TAX CONSIDERATIONS...................................................  A-42
   Taxation of Non-Qualified Contracts..............................................  A-42
   Taxation of Qualified Contracts..................................................  A-45
   Possible Tax Law Changes.........................................................  A-48
VOTING RIGHTS.......................................................................  A-48

                                                                      PAGE
                                                                     -----
DISTRIBUTION OF THE CONTRACTS.......................................  A-49
THE FIXED ACCOUNT...................................................  A-50
   Contract Value and Fixed Account Transactions....................  A-51
INVESTMENT PERFORMANCE INFORMATION..................................  A-51
   Yields...........................................................  A-52
   Standard Return..................................................  A-52
   Non-Standard Return..............................................  A-52
   Other Performance................................................  A-53
LEGAL PROCEEDINGS...................................................  A-53
FINANCIAL STATEMENTS................................................  A-53
ACCUMULATION UNIT VALUES (Condensed Financial Information)..........  A-54
APPENDIX A: Consumer Tips...........................................  A-66
APPENDIX B: Contingent Deferred Sales Charge........................  A-67
APPENDIX C: Premium Tax.............................................  A-68
APPENDIX D: Exchanged Contracts.....................................  A-69
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........  A-71

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.


     ANNUITY ADMINISTRATIVE OFFICE. New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.


     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Eligible Funds affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.


     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrenderof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.") If you send your purchase payments to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the death benefit. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code (simplified employee pension plan under 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under 408(p) of the Code ("SIMPLE IRAs"), certain plans pursuant to 403(b) of the Code ("TSAs"), and plans qualified under 401(a) and 457 of the
Code). The Contracts are not available to corporations or other business organizations, except to the extent an employer is a purchaser of a SEP, SIMPLE IRA, TSA, 401(a) or 457 plan.

     Any Code reference to "spouse" includes those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED
                                    ----
ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments net of certain charges to the Subaccounts (Eligible Funds) or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.

     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, we have the right to restrict you to one transfer per year. Currently we do not apply this limit, but we do apply special limits to "market timing" Special limits may apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states

   o mortality and expense risk charge equal to an annual rate of 1.30% (1.55% for certain sub-accounts) of each sub-account's daily net assets

   o administration asset charge equal to an annual rate of 0.10% of the Variable Account's daily net assets

   o annual contract administration charge equal to the lesser of $30 and 2% of contract value

   o a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions. (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law).

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:


     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.) If we return the Contract Value, the amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible Funds (and any interest credited by the Fixed Account, if applicable).



PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, and annuity payments. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party.


REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the morality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted (see "Premium Tax Charge" for more information).

CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................          None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......           7%
                                                                                           declining annually
                                                                                               see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                  CHARGE
------------------------------   -------
      0.......................   7%
      1.......................   6%
      2.......................   5%
      3.......................   4%
      4.......................   3%
      5.......................   2%
      6.......................   1%
      7 and thereafter........   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUB-ACCOUNTS)


                                                                 AMERICAN FUNDS
                                                                BOND SUB-ACCOUNT,
                                                              AMERICAN FUNDS GROWTH
                                                           SUB-ACCOUNT, AMERICAN FUNDS
                                                          GROWTH-INCOME SUB-ACCOUNT AND
                                                              AMERICAN FUNDS GLOBAL           ALL OTHER
                                                        SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                       ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)..........   1.55%                                1.30%
      Administration Asset Charge...................   0.10%                                0.10%
                                                       ----                                 ----
      Total Variable Account Annual Expenses........   1.65%                                1.40%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.08% for the Subaccount investing in WMC Large Cap Research Portfolio; and the amount, if any, of the underlying fund expenses in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio (Class B).


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.35%       1.20%

ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.37%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%     0.25%          0.04%
American Funds Growth Fund...............    0.33%     0.25%          0.02%
American Funds Growth-Income Fund........    0.27%     0.25%          0.02%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%     0.55%            --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.59%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................    0.55%       --           0.02%
Harris Oakmark International
 Portfolio -- Class E....................    0.77%     0.15%          0.06%
Invesco Mid Cap Value Portfolio --
 Class B.................................    0.64%     0.25%          0.05%
Invesco Small Cap Growth Portfolio --
 Class B.................................    0.84%     0.25%          0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B....................    0.70%     0.25%          0.08%
Lord Abbett Bond Debenture
 Portfolio -- Class B....................    0.51%     0.25%          0.04%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B....................    0.49%     0.25%          0.04%
MetLife Asset Allocation 100
 Portfolio -- Class B....................    0.07%     0.25%          0.01%
MFS(R) Research International
 Portfolio -- Class B....................    0.69%     0.25%          0.07%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B....................    0.64%     0.25%          0.05%
Oppenheimer Global Equity Portfolio --
 Class B.................................    0.66%     0.25%          0.08%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.64%       --              0.64%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --              0.99%
American Funds Growth Fund...............   --          0.60%       --              0.60%
American Funds Growth-Income Fund........   --          0.54%       --              0.54%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --              1.02%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.89%       --              0.89%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................   --          0.57%     0.01%             0.56%
Harris Oakmark International
 Portfolio -- Class E....................   --          0.98%     0.02%             0.96%
Invesco Mid Cap Value Portfolio --
 Class B................................. 0.04%         0.98%     0.02%             0.96%
Invesco Small Cap Growth Portfolio --
 Class B.................................   --          1.12%     0.01%             1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B....................   --          1.03%       --              1.03%
Lord Abbett Bond Debenture
 Portfolio -- Class B....................   --          0.80%     0.01%             0.79%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B....................   --          0.78%     0.02%             0.76%
MetLife Asset Allocation 100
 Portfolio -- Class B.................... 0.68%         1.01%       --              1.01%
MFS(R) Research International
 Portfolio -- Class B....................   --          1.01%     0.06%             0.95%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B....................   --          0.94%     0.01%             0.93%
Oppenheimer Global Equity Portfolio --
 Class B.................................   --          0.99%     0.06%             0.93%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
PIMCO Inflation Protected Bond
 Portfolio -- Class B.........................    0.47%     0.25%          0.09%
PIMCO Total Return Portfolio -- Class B.......    0.48%     0.25%          0.03%
SSGA Growth and Income ETF
 Portfolio -- Class B.........................    0.30%     0.25%          0.01%
SSGA Growth ETF Portfolio -- Class B..........    0.31%     0.25%          0.03%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.........................    0.75%     0.25%          0.03%
WMC Large Cap Research Portfolio --
 Class B......................................    0.57%     0.25%          0.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.........................    0.79%       --           0.08%
Barclays Aggregate Bond Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.03%
BlackRock Bond Income Portfolio --
 Class A......................................    0.32%       --           0.03%
BlackRock Capital Appreciation
 Portfolio -- Class A.........................    0.69%       --           0.02%
BlackRock Large Cap Value Portfolio --
 Class E......................................    0.63%     0.15%          0.02%
BlackRock Money Market Portfolio --
 Class A......................................    0.34%       --           0.03%
Frontier Mid Cap Growth Portfolio --
 Class B......................................    0.71%     0.25%          0.05%
Jennison Growth Portfolio -- Class A..........    0.59%       --           0.03%
Loomis Sayles Small Cap Core
 Portfolio -- Class A.........................    0.90%       --           0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................    0.90%     0.25%          0.05%
Met/Artisan Mid Cap Value Portfolio --
 Class A......................................    0.81%       --           0.03%
MetLife Asset Allocation 20 Portfolio --
 Class B......................................    0.09%     0.25%          0.03%
MetLife Asset Allocation 40 Portfolio --
 Class B......................................    0.06%     0.25%            --
MetLife Asset Allocation 60 Portfolio --
 Class B......................................    0.05%     0.25%            --
MetLife Asset Allocation 80 Portfolio --
 Class B......................................    0.05%     0.25%          0.01%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.05%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%          0.02%
MFS(R) Total Return Portfolio -- Class E......    0.55%     0.15%          0.05%
MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
MSCI EAFE(R) Index Portfolio -- Class B.......    0.30%     0.25%          0.10%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
PIMCO Inflation Protected Bond
 Portfolio -- Class B.........................   --          0.81%     0.01%             0.80%
PIMCO Total Return Portfolio -- Class B.......   --          0.76%     0.04%             0.72%
SSGA Growth and Income ETF
 Portfolio -- Class B......................... 0.22%         0.78%       --              0.78%
SSGA Growth ETF Portfolio -- Class B.......... 0.24%         0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.........................   --          1.03%       --              1.03%
WMC Large Cap Research Portfolio --
 Class B......................................   --          0.85%     0.05%             0.80%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.........................   --          0.87%     0.12%             0.75%
Barclays Aggregate Bond Index
 Portfolio -- Class B.........................   --          0.53%     0.00%             0.53%
BlackRock Bond Income Portfolio --
 Class A......................................   --          0.35%     0.00%             0.35%
BlackRock Capital Appreciation
 Portfolio -- Class A.........................   --          0.71%     0.06%             0.65%
BlackRock Large Cap Value Portfolio --
 Class E......................................   --          0.80%     0.03%             0.77%
BlackRock Money Market Portfolio --
 Class A......................................   --          0.37%     0.02%             0.35%
Frontier Mid Cap Growth Portfolio --
 Class B......................................   --          1.01%     0.01%             1.00%
Jennison Growth Portfolio -- Class A..........   --          0.62%     0.08%             0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A......................... 0.07%         1.03%     0.08%             0.95%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................   --          1.20%     0.09%             1.11%
Met/Artisan Mid Cap Value Portfolio --
 Class A......................................   --          0.84%       --              0.84%
MetLife Asset Allocation 20 Portfolio --
 Class B...................................... 0.52%         0.89%     0.02%             0.87%
MetLife Asset Allocation 40 Portfolio --
 Class B...................................... 0.56%         0.87%       --              0.87%
MetLife Asset Allocation 60 Portfolio --
 Class B...................................... 0.60%         0.90%       --              0.90%
MetLife Asset Allocation 80 Portfolio --
 Class B...................................... 0.65%         0.96%       --              0.96%
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.56%     0.00%             0.56%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E......   --          0.75%       --              0.75%
MFS(R) Value Portfolio -- Class A.............   --          0.72%     0.14%             0.58%
MSCI EAFE(R) Index Portfolio -- Class B....... 0.01%         0.66%     0.00%             0.66%

                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
Neuberger Berman Genesis Portfolio --
 Class A..................................    0.80%       --             0.03%
Russell 2000(R) Index Portfolio --
 Class B..................................    0.25%     0.25%            0.07%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................    0.60%     0.25%            0.03%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................    0.47%     0.25%            0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A..................................    0.59%       --             0.06%
Western Asset Management
 U.S. Government Portfolio -- Class A.....    0.47%       --             0.02%
WMC Balanced Portfolio -- Class B.........    0.46%     0.25%            0.07%
WMC Core Equity Opportunities
 Portfolio -- Class A.....................    0.70%       --           0.03%



                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
Neuberger Berman Genesis Portfolio --
 Class A..................................   --          0.83%     0.00%             0.83%
Russell 2000(R) Index Portfolio --
 Class B.................................. 0.05%         0.62%     0.01%             0.61%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.....................   --          0.88%     0.02%             0.86%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.....................   --          0.76%       --              0.76%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A..................................   --          0.65%     0.04%             0.61%
Western Asset Management
 U.S. Government Portfolio -- Class A.....   --          0.49%     0.01%             0.48%
WMC Balanced Portfolio -- Class B.........   --          0.78%     0.00%             0.78%
WMC Core Equity Opportunities
 Portfolio -- Class A.....................   --          0.73%     0.11%             0.62%



     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $936      $1,374      $1,821      $3,192
  (b).........     $853      $1,120      $1,388      $2,298

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $293        $896      $1,522      $3,192
  (b).........     $204        $629      $1,076      $2,298

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:

(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.068% has been used. See Note
      (1) to the Variable Account Annual Expenses table.


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (See "ACCUMULATION UNIT VALUES (Condensed Financial Information)").

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is 1095 Avenue of the Americas, New York, NY 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at One Financial Center, Boston, Massachusetts 02111.


                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, MetLife Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          Company
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               Company
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   Company
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               Company
MET INVESTORS SERIES TRUST
American Funds(R) Balanced               Seeks a balance between a high            MetLife Advisers, LLC
 Allocation Portfolio                    level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio
American Funds(R) Moderate               Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio                    of income and growth of capital, with
                                         a greater emphasis on income.
Clarion Global Real Estate Portfolio     Seeks total return through                MetLife Advisers, LLC
                                         investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                         Subadviser: ClearBridge Investments, LLC
Harris Oakmark International             Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio                               appreciation.                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio          Seeks high total return by investing      MetLife Advisers, LLC
                                         in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                         companies.
Invesco Small Cap Growth Portfolio       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                   Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets             Seeks high total investment return        MetLife Advisers, LLC
 Portfolio                               through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                         appreciation and income.                  L.P.
Lord Abbett Bond Debenture Portfolio     Seeks high current income and the         MetLife Advisers, LLC
                                         opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                         to produce a high total return.

ELIGIBLE FUND                              INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------------------   ---------------------------------------   -------------------------------------------
Met/Franklin Low Duration Total            Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio                          while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                           shareholders' capital.
MetLife Asset Allocation 100 Portfolio     Seeks growth of capital.                  MetLife Advisers, LLC
MFS(R) Research International              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Massachusetts Financial
                                                                                     Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Morgan Stanley Investment
                                                                                     Management Inc.
Oppenheimer Global Equity Portfolio        Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond             Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio                                 consistent with preservation of           Subadviser: Pacific Investment
                                           capital and prudent investment            Management Company LLC
                                           management.
PIMCO Total Return Portfolio               Seeks maximum total return,               MetLife Advisers, LLC
                                           consistent with the preservation of       Subadviser: Pacific Investment
                                           capital and prudent investment            Management Company LLC
                                           management.
SSGA Growth and Income ETF                 Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio                  Seeks growth of capital.                  MetLife Advisers, LLC
                                                                                     Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
WMC Large Cap Research Portfolio           Seeks long-term capital                   MetLife Advisers, LLC
                                           appreciation.                             Subadviser: Wellington Management
                                                                                     Company LLP
METROPOLITAN SERIES FUND
Baillie Gifford International Stock        Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Baillie Gifford Overseas
                                                                                     Limited
Barclays Aggregate Bond Index              Seeks to track the performance of         MetLife Advisers, LLC
 Portfolio                                 the Barclays U.S. Aggregate Bond          Subadviser: MetLife Investment
                                           Index.                                    Management, LLC
BlackRock Bond Income Portfolio            Seeks a competitive total return          MetLife Advisers, LLC
                                           primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio           Seeks a high level of current income      MetLife Advisers, LLC
                                           consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio          Seeks maximum capital                     MetLife Advisers, LLC
                                           appreciation.                             Subadviser: Frontier Capital Management
                                                                                     Company, LLC

ELIGIBLE FUND                             INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------   -------------------------------------------
Jennison Growth Portfolio                 Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core              Seeks long-term capital growth from        MetLife Advisers, LLC
 Portfolio                                investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                          other equity securities.                   L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Loomis, Sayles & Company,
                                                                                     L.P.
Met/Artisan Mid Cap Value Portfolio       Seeks long-term capital growth.            MetLife Advisers, LLC
                                                                                     Subadviser: Artisan Partners Limited
                                                                                     Partnership
MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income,      MetLife Advisers, LLC
                                          with growth of capital as a
                                          secondary objective.
MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of     MetLife Advisers, LLC
                                          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high             MetLife Advisers, LLC
                                          level of current income and growth
                                          of capital, with a greater emphasis
                                          on growth of capital.
MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                   MetLife Advisers, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of          MetLife Advisers, LLC
 Portfolio                                the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of          MetLife Advisers, LLC
                                          the Standard & Poor's 500(R)               Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return             MetLife Advisers, LLC
                                          through investment in a diversified        Subadviser: Massachusetts Financial
                                          portfolio.                                 Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.                MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio              Seeks to track the performance of          MetLife Advisers, LLC
                                          the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting        MetLife Advisers, LLC
                                          principally of capital appreciation.       Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio           Seeks to track the performance of          MetLife Advisers, LLC
                                          the Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.         MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                  Seeks to maximize total return             MetLife Advisers, LLC
 Strategic Bond Opportunities             consistent with preservation of            Subadviser: Western Asset Management
 Portfolio                                capital.                                   Company

ELIGIBLE FUND                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------   ---------------------------------------   -------------------------------------
Western Asset Management          Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio        consistent with preservation of           Subadviser: Western Asset Management
                                  capital and maintenance of liquidity.     Company
WMC Balanced Portfolio            Seeks long-term capital appreciation      MetLife Advisers, LLC
                                  with some current income.                 Subadviser: Wellington Management
                                                                            Company LLP
WMC Core Equity Opportunities     Seeks to provide a growing stream         MetLife Advisers, LLC
 Portfolio                        of income over time and,                  Subadviser: Wellington Management
                                  secondarily, long-term capital            Company LLP
                                  appreciation and current income.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.


                               GUARANTEED OPTION


     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.) All guarantees as to purchase payments or Contract Value allocated to the Fixed Account, interest credited to the Fixed Account, and amounts paid under a fixed payment option are subject to our financial strength and claims-paying ability.



                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, we may refuse any initial or subsequent purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     IN ADDITION, NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A SUBSEQUENT PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN-DAY RIGHT TO REVIEW


     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. The amount you receive may be more or less than your purchase payments depending upon the performance of the Eligible

Funds (and any interest credited by the Fixed Account, if applicable). This means you bear the risk of any decline of your Contract Value due to subaccount performance during this period. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.



EMPLOYEE VERSION

     We may also make available an employee version of the Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios, or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture if you cancel the Contract by returning it during the ten-day right to review period. We will deduct any purchase payment credit amounts from the refund amount. We will take back the purchase payment credit as if it had never been applied, however, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the purchase payment credit. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, or the right to assess transfer fees. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Bond Sub-Account, the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other subaccounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION


     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.) Until the Beneficiary (or first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, any Contract Value attributable to his/her portion of the death benefit that is invested in the Variable Account remains invested and is subject to investment risk.


     The Contract's Death Proceeds at any time will be the greater of:

       (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

       (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders (including any applicable surrender charge). Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

       (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

       (2) the Contract Value on the date of recalculation.

     The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each  contract anniversary.
--------------------------------------------------------------------------------

 EXAMPLE:     Assume that we issue your contract with a $10,000 purchase payment on 1/1/07. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/07, the Contract Value is
              $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.
              Assume that the Contract Value increases to $11,000 by 12/1/07, and that you request a partial surrender of
              5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].
              Assume that on 12/31/07 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/07 are $10,165.

--------------------------------------------------------------------------------

     OPTIONS FOR DEATH PROCEEDS. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.


     --TOTAL CONTROL ACCOUNT.

     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT

MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.


     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds are reset on the date the spouse continues the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.


     Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase. We currently do not charge a
     ----------------------------------------
 transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. We reserve the right to restrict your
     -----------------------------------
 transfers to one per Contract Year. Currently, we do not impose this limit.
 The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series
     during the Annuity Period. For information regarding the impact of sub-account transfers on the level of annuity payments, see the Statement of
     Additional  Information.
--------------------------------------------------------------------------------


     We may be required to suspend the right to transfers in certain circumstances (see "THE CONTRACTS--Suspension of Payments").


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.


     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate indicated in your contract. We will notify you, in advance, if we change the above transfer provisions.


     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently, we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., American Funds Global Small Capitalization Fund, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional purchase payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the subsequent purchase payment, we will allocate the payment to the instructions we have on record. Any purchase payments received after a program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments." Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no charge to you for participating in the program and transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     GUARANTEED ACCOUNT. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The minimum rate credited depends on the date your Contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

   o Certain rules and limitations may apply to the purchase payments you can allocate.

   o Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the sub-accounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     We will also terminate the program when we receive notice of your death.

     Contact your agent for more information.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.


     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in Good Order. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.



SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

   o any applicable Contingent Deferred Sales Charge;

   o a pro rata portion of the Administration Contract Charge (on a full surrender only);

   o a premium tax charge (in certain states only); and

   o any outstanding loan plus accrued interest (on a full surrender only).

     See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     RESTRICTIONS. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

   o The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

   o We have to receive your surrender request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of surrender proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     AMOUNT OF SURRENDER. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to all the same withdrawal charge provision as described in "Contingent Deferred Sales Charge" (if permissible under tax law), will reduce the Contract Value and could have a significant negative impact on the death benefit.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. If you would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.


     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in Good Order.


     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions.


LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS"--Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (see also, "Abandoned Property Requirements" below)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.


     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).



REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

   o By fax (515) 457-4301

   o For transfers or reallocation of future purchase payments, by Internet at www.metlife.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.


     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal, over the telephone, fax or through the Internet, may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.


     If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.


     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on New England Life Insurance Company and the Variable Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by cybersecurity or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit Values; cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Administration Contract Charge

   o Administration Asset Charge

   o Mortality and Expense Risk Charge

   o Contingent Deferred Sales Charge

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in
                                          --
net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)


ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of 0.10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.


MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Bond Sub-Account, American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.


CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                  CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent

Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.
--------------------------------------------------------------------------------


 EXAMPLE:     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                             10% OF
                                                                          BEGINNING OF   MAXIMUM FREE
                        AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                      OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                     ------------------ --------------- --------------- --------------- -------------
 Situation 1........       $12,500          $14,000          $4,000          $1,250         $4,000
 Situation 2........       $11,000          $10,000          $    0          $1,100         $1,100

--------------------------------------------------------------------------------

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.
--------------------------------------------------------------------------------


 EXAMPLE:     Assume that you make a $10,000 purchase payment into the Contract on 6/1/11 and you make another
              $10,000 purchase payment on 2/1/12. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE


                                                                                                  10% OF
                                                                                               BEGINNING OF   MAXIMUM FREE
                                             AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                           OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                          ------------------ --------------- --------------- --------------- -------------
 Situation 1: $7,000 partial surrender on
  12/1/12................................       $22,000          $25,000          $5,000          $2,200         $5,000

     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/11 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                                        10% OF
                                                                                                     BEGINNING OF   MAXIMUM FREE
                                                   AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                                                 OF CONTRACT YEAR        DATE       CONTRACT GAIN       VALUE          AMOUNT
                                                ------------------ --------------- --------------- --------------- -------------
 Situation 2: $25,000 surrender on 1/1/14......       $30,000          $33,000         $13,000          $3,000        $13,000

     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/11 and $2,000 of the $10,000 purchase payment that you made on 2/1/12. The Contingent Deferred Sales Charge that would apply is: 3% x $10,000 + 4% x $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.
--------------------------------------------------------------------------------

     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     WAIVER OF CONTINGENT DEFERRED SALES CHARGE. No Contingent Deferred Sales Charge will apply:

   o After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

   o On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

   o If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a), 401(k) or 457 plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


PREMIUM AND OTHER TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectuses and Statements of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10-year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our currently established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.


     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the

Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.


     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     3.8% TAX ON NET INVESTMENT INCOME. Federal tax law imposes a 3.8% Medicare tax on the lesser of

       (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     PARTIAL ANNUITIZATION. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 591/2) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-24 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2015, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2015. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is
                                                 -----
subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a
              -----
90-24 transfer on or before September 24, 2007, may subject the contract to
               ------------
this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     DEATH BENEFITS. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     ELIGIBLE SECTION 457(B) PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE

REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     REQUIRED MINIMUM DISTRIBUTIONS ("RMDS"). Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     OTHER TAX ISSUES. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:


   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


     PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution and sale of the Contracts. Distributor's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. Sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing

Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their managers (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers may have an incentive to favor the sale of proprietary products.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms (affiliated and non-affiliated) will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                               THE FIXED ACCOUNT

     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and

Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your contract. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.


     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.


CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.


YIELDS

     The current yield of the BlackRock Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897 or visiting our website at www.metlife.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2014 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008465          7.011667                29
   01/01/2009 to 12/31/2009........     7.011667          8.941853                86
   01/01/2010 to 12/31/2010........     8.941853          9.889880                79
   01/01/2011 to 12/31/2011........     9.889880          9.545193                71
   01/01/2012 to 12/31/2012........     9.545193         10.685140                62
   01/01/2013 to 12/31/2013........    10.685140         12.489271                66
   01/01/2014 to 12/31/2014........    12.489271         13.060633                62
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998466          6.359814                 8
   01/01/2009 to 12/31/2009........     6.359814          8.406163                 7
   01/01/2010 to 12/31/2010........     8.406163          9.407014                 7
   01/01/2011 to 12/31/2011........     9.407014          8.837455                 8
   01/01/2012 to 12/31/2012........     8.837455         10.122028                17
   01/01/2013 to 12/31/2013........    10.122028         12.487463                18
   01/01/2014 to 12/31/2014........    12.487463         13.100436                 7
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018465          7.685380                24
   01/01/2009 to 12/31/2009........     7.685380          9.351642                45
   01/01/2010 to 12/31/2010........     9.351642         10.135248                86
   01/01/2011 to 12/31/2011........    10.135248         10.013751                50
   01/01/2012 to 12/31/2012........    10.013751         10.944060                41
   01/01/2013 to 12/31/2013........    10.944060         12.251046                40
   01/01/2014 to 12/31/2014........    12.251046         12.816991                26
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2005 to 12/31/2005........     1.393648          1.621749            19,825
   01/01/2006 to 12/31/2006........     1.621749          1.862971            16,415
   01/01/2007 to 12/31/2007........     1.862971          2.026673            12,299
   01/01/2008 to 12/31/2008........     2.026673          1.116569             8,685
   01/01/2009 to 12/31/2009........     1.116569          1.345138             6,866
   01/01/2010 to 12/31/2010........     1.345138          1.422100             5,890
   01/01/2011 to 12/31/2011........     1.422100          1.123696             4,692
   01/01/2012 to 12/31/2012........     1.123696          1.324259             4,001
   01/01/2013 to 12/31/2013........     1.324259          1.508805             3,475
   01/01/2014 to 12/31/2014........     1.508805          1.441645             3,035
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2005 to 12/31/2005........     1.277533          1.283163             9,652
   01/01/2006 to 12/31/2006........     1.283163          1.313620             7,749
   01/01/2007 to 12/31/2007........     1.313620          1.381538             6,323
   01/01/2008 to 12/31/2008........     1.381538          1.438987             3,549
   01/01/2009 to 12/31/2009........     1.438987          1.489643             2,799
   01/01/2010 to 12/31/2010........     1.489643          1.552567             2,211
   01/01/2011 to 12/31/2011........     1.552567          1.642543             1,842
   01/01/2012 to 12/31/2012........     1.642543          1.678297             1,578
   01/01/2013 to 12/31/2013........     1.678297          1.613067             1,312
   01/01/2014 to 12/31/2014........     1.613067          1.677780             1,011
BlackRock Bond Income Sub-Account
   01/01/2005 to 12/31/2005........     4.725484          4.772425            11,543
   01/01/2006 to 12/31/2006........     4.772425          4.913914             9,252
   01/01/2007 to 12/31/2007........     4.913914          5.150240             6,928
   01/01/2008 to 12/31/2008........     5.150240          4.904357             4,352
   01/01/2009 to 12/31/2009........     4.904357          5.294063             3,281
   01/01/2010 to 12/31/2010........     5.294063          5.655715             2,710
   01/01/2011 to 12/31/2011........     5.655715          5.943342             2,157
   01/01/2012 to 12/31/2012........     5.943342          6.302492             1,868
   01/01/2013 to 12/31/2013........     6.302492          6.167246             1,553
   01/01/2014 to 12/31/2014........     6.167246          6.512361             1,341

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2005 to 12/31/2005........      2.598485         2.741932            30,881
   01/01/2006 to 12/31/2006........      2.741932         2.815594            24,947
   01/01/2007 to 12/31/2007........      2.815594         3.295834            19,000
   01/01/2008 to 12/31/2008........      3.295834         2.063421            14,251
   01/01/2009 to 12/31/2009........      2.063421         2.783308            11,689
   01/01/2010 to 12/31/2010........      2.783308         3.288619            10,022
   01/01/2011 to 12/31/2011........      3.288619         2.952869             8,354
   01/01/2012 to 12/31/2012........      2.952869         3.330083             7,031
   01/01/2013 to 12/31/2013........      3.330083         4.407490             6,061
   01/01/2014 to 12/31/2014........      4.407490         4.732933             4,886
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   05/01/2006 to 12/31/2006........     17.091180        17.290064                 1
   01/01/2007 to 12/31/2007........     17.290064        17.683059                 2
   01/01/2008 to 12/31/2008........     17.683059         9.598675                 2
   01/01/2009 to 05/01/2009........      9.598675        10.017096                 0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2005 to 12/31/2005........      1.182333         1.232291             1,125
   01/01/2006 to 12/31/2006........      1.232291         1.448572             1,257
   01/01/2007 to 12/31/2007........      1.448572         1.475061             1,273
   01/01/2008 to 12/31/2008........      1.475061         0.944857               850
   01/01/2009 to 12/31/2009........      0.944857         1.035857               712
   01/01/2010 to 12/31/2010........      1.035857         1.113422               614
   01/01/2011 to 12/31/2011........      1.113422         1.121332               533
   01/01/2012 to 12/31/2012........      1.121332         1.261983               429
   01/01/2013 to 12/31/2013........      1.261983         1.641245               368
   01/01/2014 to 12/31/2014........      1.641245         1.776871               299
BlackRock Money Market Sub-Account
   01/01/2005 to 12/31/2005........      2.308499         2.342362            10,767
   01/01/2006 to 12/31/2006........      2.342362         2.421031             9,479
   01/01/2007 to 12/31/2007........      2.421031         2.508405             8,853
   01/01/2008 to 12/31/2008........      2.508405         2.544015             7,147
   01/01/2009 to 12/31/2009........      2.544015         2.519198             4,698
   01/01/2010 to 12/31/2010........      2.519198         2.484438             3,301
   01/01/2011 to 12/31/2011........      2.484438         2.449991             2,411
   01/01/2012 to 12/31/2012........      2.449991         2.415744             1,944
   01/01/2013 to 12/31/2013........      2.415744         2.382158             1,551
   01/01/2014 to 12/31/2014........      2.382158         2.349039             1,224
Clarion Global Real Estate Sub-Account
   01/01/2005 to 12/31/2005........     12.833645        14.337160               303
   01/01/2006 to 12/31/2006........     14.337160        19.451786               362
   01/01/2007 to 12/31/2007........     19.451786        16.301648               265
   01/01/2008 to 12/31/2008........     16.301648         9.375546               177
   01/01/2009 to 12/31/2009........      9.375546        12.456502               136
   01/01/2010 to 12/31/2010........     12.456502        14.261852               113
   01/01/2011 to 12/31/2011........     14.261852        13.278301                92
   01/01/2012 to 12/31/2012........     13.278301        16.495575                93
   01/01/2013 to 12/31/2013........     16.495575        16.842986                64
   01/01/2014 to 12/31/2014........     16.842986        18.812389                53
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........      0.855881         0.777297             4,217
   01/01/2012 to 12/31/2012........      0.777297         0.910634             3,541
   01/01/2013 to 12/31/2013........      0.910634         1.310201             2,985
   01/01/2014 to 12/31/2014........      1.310201         1.539009             3,555
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Portfolio II Sub-Account (Class B))
   04/30/2007 to 12/31/2007........    145.834124       178.900463                 4
   01/01/2008 to 12/31/2008........    178.900463       102.320777                 7
   01/01/2009 to 12/31/2009........    102.320777       144.137883                 7
   01/01/2010 to 12/31/2010........    144.137883       155.491489                 6
   01/01/2011 to 12/31/2011........    155.491489       141.764919                 6
   01/01/2012 to 12/31/2012........    141.764919       171.257403                 5
   01/01/2013 to 12/31/2013........    171.257403       217.489397                 4
   01/01/2014 to 04/25/2014........    217.489397       226.473177                 0

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2005 to 12/31/2005........     0.723856          0.810729             1,969
   01/01/2006 to 12/31/2006........     0.810729          0.785591             2,029
   01/01/2007 to 12/31/2007........     0.785591          0.792170             1,706
   01/01/2008 to 12/31/2008........     0.792170          0.476078             1,035
   01/01/2009 to 12/31/2009........     0.476078          0.624201               653
   01/01/2010 to 12/31/2010........     0.624201          0.761942               564
   01/01/2011 to 04/29/2011........     0.761942          0.855979                 0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   05/01/2006 to 12/31/2006........     0.951421          1.021357            17,464
   01/01/2007 to 12/31/2007........     1.021357          0.949456            13,109
   01/01/2008 to 12/31/2008........     0.949456          0.426633             9,152
   01/01/2009 to 12/31/2009........     0.426633          0.579674             7,574
   01/01/2010 to 12/31/2010........     0.579674          0.616487             5,960
   01/01/2011 to 04/29/2011........     0.616487          0.655701                 0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2005 to 12/31/2005........    37.215656         40.528355                 3
   01/01/2006 to 12/31/2006........    40.528355         42.551290                 3
   01/01/2007 to 12/31/2007........    42.551290         50.447102                 7
   01/01/2008 to 12/31/2008........    50.447102         26.941035                 7
   01/01/2009 to 12/31/2009........    26.941035         39.600328                 7
   01/01/2010 to 12/31/2010........    39.600328         44.905265                 5
   01/01/2011 to 12/31/2011........    44.905265         42.845450                 5
   01/01/2012 to 12/31/2012........    42.845450         46.763970                 4
   01/01/2013 to 12/31/2013........    46.763970         61.070696                 3
   01/01/2014 to 12/31/2014........    61.070696         66.771339                 3
Harris Oakmark International Sub-Account (Class E)
   01/01/2005 to 12/31/2005........     1.401690          1.579557             5,834
   01/01/2006 to 12/31/2006........     1.579557          2.009147             6,239
   01/01/2007 to 12/31/2007........     2.009147          1.961255             5,357
   01/01/2008 to 12/31/2008........     1.961255          1.144360             3,327
   01/01/2009 to 12/31/2009........     1.144360          1.752111             2,519
   01/01/2010 to 12/31/2010........     1.752111          2.012946             2,104
   01/01/2011 to 12/31/2011........     2.012946          1.704730             1,731
   01/01/2012 to 12/31/2012........     1.704730          2.172950             1,698
   01/01/2013 to 12/31/2013........     2.172950          2.799454             1,882
   01/01/2014 to 12/31/2014........     2.799454          2.604133             1,751
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.532564          2.603470             1,026
   01/01/2013 to 12/31/2013........     2.603470          3.345303               803
   01/01/2014 to 12/31/2014........     3.345303          3.616906               689
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2005 to 12/31/2005........     2.165131          2.389785             4,649
   01/01/2006 to 12/31/2006........     2.389785          2.620536             4,302
   01/01/2007 to 12/31/2007........     2.620536          2.666358             3,347
   01/01/2008 to 12/31/2008........     2.666358          1.380911             2,331
   01/01/2009 to 12/31/2009........     1.380911          2.011819             1,883
   01/01/2010 to 12/31/2010........     2.011819          2.500653             1,574
   01/01/2011 to 12/31/2011........     2.500653          2.301378             1,269
   01/01/2012 to 04/27/2012........     2.301378          2.544983                 0
Invesco Small Cap Growth Sub-account
   01/01/2005 to 12/31/2005........     1.217670          1.300044               474
   01/01/2006 to 12/31/2006........     1.300044          1.463841               374
   01/01/2007 to 12/31/2007........     1.463841          1.603183               277
   01/01/2008 to 12/31/2008........     1.603183          0.968590               167
   01/01/2009 to 12/31/2009........     0.968590          1.278146               149
   01/01/2010 to 12/31/2010........     1.278146          1.590394               120
   01/01/2011 to 12/31/2011........     1.590394          1.551373                90
   01/01/2012 to 12/31/2012........     1.551373          1.808574                92
   01/01/2013 to 12/31/2013........     1.808574          2.499952                81
   01/01/2014 to 12/31/2014........     2.499952          2.660215                53

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Jennison Growth Sub-Account (Class A)
   05/01/2005 to 12/31/2005........     0.410164          0.493718            11,862
   01/01/2006 to 12/31/2006........     0.493718          0.500291            10,627
   01/01/2007 to 12/31/2007........     0.500291          0.550886             8,389
   01/01/2008 to 12/31/2008........     0.550886          0.345330             5,606
   01/01/2009 to 12/31/2009........     0.345330          0.476704             4,336
   01/01/2010 to 12/31/2010........     0.476704          0.524739             3,563
   01/01/2011 to 12/31/2011........     0.524739          0.520119             2,845
   01/01/2012 to 12/31/2012........     0.520119          0.593806             3,269
   01/01/2013 to 12/31/2013........     0.593806          0.802220             2,194
   01/01/2014 to 12/31/2014........     0.802220          0.862707             1,808
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   05/01/2005 to 12/31/2005........     7.947721          8.629752                 9
   01/01/2006 to 12/31/2006........     8.629752          9.158221                45
   01/01/2007 to 12/31/2007........     9.158221         10.320556                40
   01/01/2008 to 12/31/2008........    10.320556          5.501470                34
   01/01/2009 to 12/31/2009........     5.501470          7.795846                24
   01/01/2010 to 12/31/2010........     7.795846          8.409877                14
   01/01/2011 to 12/31/2011........     8.409877          8.178700                14
   01/01/2012 to 04/27/2012........     8.178700          9.201007                 0
Jennison Growth Sub-Account (previously Met/Putnam Voyager Sub-Account)
   01/01/2005 to 04/30/2005........     0.444439          0.409004            13,940
Legg Mason Value Equity Sub-Account (previously MFS(R) Investors Trust Sub-Account)
   01/01/2005 to 12/31/2005........     0.863409          0.913333            21,232
   01/01/2006 to 04/30/2006........     0.913333          0.956292                 0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.021257         14.310803                14
   01/01/2014 to 12/31/2014........    14.310803         14.601130                11
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          7.986381                10
   01/01/2009 to 12/31/2009........     7.986381         10.066938                19
   01/01/2010 to 12/31/2010........    10.066938         11.100437                15
   01/01/2011 to 12/31/2011........    11.100437         11.180051                 9
   01/01/2012 to 12/31/2012........    11.180051         12.401036                12
   01/01/2013 to 04/26/2013........    12.401036         12.944649                 0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2005 to 12/31/2005........     2.713014          2.860717            17,787
   01/01/2006 to 12/31/2006........     2.860717          3.291587            14,821
   01/01/2007 to 12/31/2007........     3.291587          3.631869            11,342
   01/01/2008 to 12/31/2008........     3.631869          2.295687             8,124
   01/01/2009 to 12/31/2009........     2.295687          2.948533             6,391
   01/01/2010 to 12/31/2010........     2.948533          3.707921             5,417
   01/01/2011 to 12/31/2011........     3.707921          3.678095             4,405
   01/01/2012 to 12/31/2012........     3.678095          4.154541             3,714
   01/01/2013 to 12/31/2013........     4.154541          5.778080             3,236
   01/01/2014 to 12/31/2014........     5.778080          5.911910             2,612
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     0.975527          1.004244             3,426
   01/01/2006 to 12/31/2006........     1.004244          1.086578             2,817
   01/01/2007 to 12/31/2007........     1.086578          1.117621             2,209
   01/01/2008 to 12/31/2008........     1.117621          0.646788             1,444
   01/01/2009 to 12/31/2009........     0.646788          0.827069             1,133
   01/01/2010 to 12/31/2010........     0.827069          1.071239               965
   01/01/2011 to 12/31/2011........     1.071239          1.085376               846
   01/01/2012 to 12/31/2012........     1.085376          1.186799               750
   01/01/2013 to 12/31/2013........     1.186799          1.736497               641
   01/01/2014 to 12/31/2014........     1.736497          1.728359               527
Lord Abbett Bond Debenture Sub-Account
   01/01/2005 to 12/31/2005........     1.684418          1.685870             6,106
   01/01/2006 to 12/31/2006........     1.685870          1.814575             5,469
   01/01/2007 to 12/31/2007........     1.814575          1.906408             4,374
   01/01/2008 to 12/31/2008........     1.906408          1.530120             2,927
   01/01/2009 to 12/31/2009........     1.530120          2.063699             2,248
   01/01/2010 to 12/31/2010........     2.063699          2.298871             1,846
   01/01/2011 to 12/31/2011........     2.298871          2.368066             1,480
   01/01/2012 to 12/31/2012........     2.368066          2.637291             1,123
   01/01/2013 to 12/31/2013........     2.637291          2.808131               935
   01/01/2014 to 12/31/2014........     2.808131          2.902811               704

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Met/Artisan Mid Cap Value Sub-Account
   01/01/2005 to 12/31/2005........     3.392259          3.679117           22,038
   01/01/2006 to 12/31/2006........     3.679117          4.079937           17,220
   01/01/2007 to 12/31/2007........     4.079937          3.747804           12,873
   01/01/2008 to 12/31/2008........     3.747804          1.995337            8,451
   01/01/2009 to 12/31/2009........     1.995337          2.785395            6,349
   01/01/2010 to 12/31/2010........     2.785395          3.159883            5,212
   01/01/2011 to 12/31/2011........     3.159883          3.326612            4,153
   01/01/2012 to 12/31/2012........     3.326612          3.669279            3,421
   01/01/2013 to 12/31/2013........     3.669279          4.951817            2,984
   01/01/2014 to 12/31/2014........     4.951817          4.977079            2,484
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988083          9.767007                0
   01/01/2012 to 12/31/2012........     9.767007         10.054067                1
   01/01/2013 to 12/31/2013........    10.054067         10.029369              158
   01/01/2014 to 12/31/2014........    10.029369          9.994549                5
MetLife Asset Allocation 100 Sub-Account (previously MetLife Aggressive Strategy
Sub-Account and before that previously MetLife Aggressive Allocation
Sub-Account )
   05/01/2005 to 12/31/2005........     9.998849         11.150576                3
   01/01/2006 to 12/31/2006........    11.150576         12.717820               19
   01/01/2007 to 12/31/2007........    12.717820         12.949992               36
   01/01/2008 to 12/31/2008........    12.949992          7.604288               28
   01/01/2009 to 12/31/2009........     7.604288          9.859832               38
   01/01/2010 to 12/31/2010........     9.859832         11.248397               23
   01/01/2011 to 04/29/2011........    11.248397         12.197241                0
MetLife Asset Allocation 100 Sub-Account (previously MetLife Aggressive Strategy
Sub-Account)
   05/02/2011 to 12/31/2011........    12.160754         10.414730               23
   01/01/2012 to 12/31/2012........    10.414730         11.988490               27
   01/01/2013 to 12/31/2013........    11.988490         15.310139               26
   01/01/2014 to 12/31/2014........    15.310139         15.865534               22
MetLife Asset Allocation 20 Sub-Account (previously MetLife Conservative Allocation
Sub-Account)
   05/01/2005 to 12/31/2005........     9.998849         10.299739               16
   01/01/2006 to 12/31/2006........    10.299739         10.856842               65
   01/01/2007 to 12/31/2007........    10.856842         11.301500              108
   01/01/2008 to 12/31/2008........    11.301500          9.540600              103
   01/01/2009 to 12/31/2009........     9.540600         11.338992              101
   01/01/2010 to 12/31/2010........    11.338992         12.305328               65
   01/01/2011 to 12/31/2011........    12.305328         12.529284               71
   01/01/2012 to 12/31/2012........    12.529284         13.488260              102
   01/01/2013 to 12/31/2013........    13.488260         13.870825               66
   01/01/2014 to 12/31/2014........    13.870825         14.289647               57
MetLife Asset Allocation 40 Sub-Account (previously MetLife Conservative to Moderate
Allocation Sub-Account)
   05/01/2005 to 12/31/2005........     9.998849         10.517665               34
   01/01/2006 to 12/31/2006........    10.517665         11.349099              147
   01/01/2007 to 12/31/2007........    11.349099         11.728876              290
   01/01/2008 to 12/31/2008........    11.728876          9.067698              193
   01/01/2009 to 12/31/2009........     9.067698         11.058754              173
   01/01/2010 to 12/31/2010........    11.058754         12.162022              172
   01/01/2011 to 12/31/2011........    12.162022         12.119093              143
   01/01/2012 to 12/31/2012........    12.119093         13.319397              125
   01/01/2013 to 12/31/2013........    13.319397         14.569140              132
   01/01/2014 to 12/31/2014........    14.569140         15.074351               97
MetLife Asset Allocation 60 Sub-Account (previously MetLife Moderate Allocation
Sub-Account)
   05/01/2005 to 12/31/2005........     9.998849         10.748464               81
   01/01/2006 to 12/31/2006........    10.748464         11.854319              267
   01/01/2007 to 12/31/2007........    11.854319         12.196651              421
   01/01/2008 to 12/31/2008........    12.196651          8.582985              400
   01/01/2009 to 12/31/2009........     8.582985         10.709108              340
   01/01/2010 to 12/31/2010........    10.709108         11.951194              340
   01/01/2011 to 12/31/2011........    11.951194         11.624061              293
   01/01/2012 to 12/31/2012........    11.624061         12.979301              246
   01/01/2013 to 12/31/2013........    12.979301         15.100670              246
   01/01/2014 to 12/31/2014........    15.100670         15.642785              173

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Asset Allocation 80 Sub-Account (previously MetLife Moderate to Aggressive
Allocation Sub-Account)
   05/01/2005 to 12/31/2005........     9.998849         10.974321               81
   01/01/2006 to 12/31/2006........    10.974321         12.360650              287
   01/01/2007 to 12/31/2007........    12.360650         12.657119              362
   01/01/2008 to 12/31/2008........    12.657119          8.097891              371
   01/01/2009 to 12/31/2009........     8.097891         10.308554              297
   01/01/2010 to 12/31/2010........    10.308554         11.659519              218
   01/01/2011 to 12/31/2011........    11.659519         11.064055              185
   01/01/2012 to 12/31/2012........    11.064055         12.588059              154
   01/01/2013 to 12/31/2013........    12.588059         15.430882              157
   01/01/2014 to 12/31/2014........    15.430882         16.011763              148
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B))
   04/29/2013 to 12/31/2013........    11.629011         13.255895               17
   01/01/2014 to 04/25/2014........    13.255895         13.202335                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B) and before that Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          7.033638                8
   01/01/2009 to 12/31/2009........     7.033638          8.916144                5
   01/01/2010 to 12/31/2010........     8.916144          9.675478                0
   01/01/2011 to 12/31/2011........     9.675478          9.373272                0
   01/01/2012 to 12/31/2012........     9.373272         10.732527                3
   01/01/2013 to 04/26/2013........    10.732527         11.554139                0
MetLife Mid Cap Stock Index Sub-Account
   01/01/2005 to 12/31/2005........     1.305167          1.441790            3,514
   01/01/2006 to 12/31/2006........     1.441790          1.561502            3,029
   01/01/2007 to 12/31/2007........     1.561502          1.655410            2,563
   01/01/2008 to 12/31/2008........     1.655410          1.038507            1,769
   01/01/2009 to 12/31/2009........     1.038507          1.400680            1,372
   01/01/2010 to 12/31/2010........     1.400680          1.740267            1,024
   01/01/2011 to 12/31/2011........     1.740267          1.678584              798
   01/01/2012 to 12/31/2012........     1.678584          1.941954              700
   01/01/2013 to 12/31/2013........     1.941954          2.543646              626
   01/01/2014 to 12/31/2014........     2.543646          2.739682              522
MetLife Stock Index Sub-Account
   01/01/2005 to 12/31/2005........     3.674694          3.782314            2,915
   01/01/2006 to 12/31/2006........     3.782314          4.296293            2,535
   01/01/2007 to 12/31/2007........     4.296293          4.446986            2,159
   01/01/2008 to 12/31/2008........     4.446986          2.751136            1,363
   01/01/2009 to 12/31/2009........     2.751136          3.416085            1,467
   01/01/2010 to 12/31/2010........     3.416085          3.856741            1,337
   01/01/2011 to 12/31/2011........     3.856741          3.865424              744
   01/01/2012 to 12/31/2012........     3.865424          4.399465              655
   01/01/2013 to 12/31/2013........     4.399465          5.713503              579
   01/01/2014 to 12/31/2014........     5.713503          6.372065              518
MFS(R) Research International Sub-Account
   01/01/2005 to 12/31/2005........     1.131941          1.299562            2,955
   01/01/2006 to 12/31/2006........     1.299562          1.621968            2,926
   01/01/2007 to 12/31/2007........     1.621968          1.811865            2,699
   01/01/2008 to 12/31/2008........     1.811865          1.029700            2,232
   01/01/2009 to 12/31/2009........     1.029700          1.335902            2,100
   01/01/2010 to 12/31/2010........     1.335902          1.467576            1,788
   01/01/2011 to 12/31/2011........     1.467576          1.292156            1,544
   01/01/2012 to 12/31/2012........     1.292156          1.486977            1,402
   01/01/2013 to 12/31/2013........     1.486977          1.748679              928
   01/01/2014 to 12/31/2014........     1.748679          1.604531              781
MFS(R) Total Return Sub-Account (Class E)
   01/01/2005 to 12/31/2005........    41.125167         41.752266              756
   01/01/2006 to 12/31/2006........    41.752266         46.129129              610
   01/01/2007 to 12/31/2007........    46.129129         47.405000              484
   01/01/2008 to 12/31/2008........    47.405000         36.335764              325
   01/01/2009 to 12/31/2009........    36.335764         42.430054              255
   01/01/2010 to 12/31/2010........    42.430054         45.990299              231
   01/01/2011 to 12/31/2011........    45.990299         46.374701              182
   01/01/2012 to 12/31/2012........    46.374701         50.948398              161
   01/01/2013 to 12/31/2013........    50.948398         59.693253              142
   01/01/2014 to 12/31/2014........    59.693253         63.853834              118
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........    10.823141         12.670330              879
   01/01/2014 to 12/31/2014........    12.670330         13.844638              691

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2005 to 12/31/2005........    2.662638           2.906550            15,837
   01/01/2006 to 12/31/2006........    2.906550           3.208220            12,711
   01/01/2007 to 12/31/2007........    3.208220           3.296202             9,360
   01/01/2008 to 12/31/2008........    3.296202           1.984320             6,867
   01/01/2009 to 12/31/2009........    1.984320           2.384182             5,253
   01/01/2010 to 12/31/2010........    2.384182           2.693440             4,469
   01/01/2011 to 12/31/2011........    2.693440           2.492729             3,770
   01/01/2012 to 12/31/2012........    2.492729           2.845417             3,231
   01/01/2013 to 04/26/2013........    2.845417           3.135178                 0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........    9.998466           6.600141                 2
   01/01/2009 to 12/31/2009........    6.600141           8.127948                 0
   01/01/2010 to 12/31/2010........    8.127948           8.898507                 2
   01/01/2011 to 12/31/2011........    8.898507           8.727061                 2
   01/01/2012 to 12/31/2012........    8.727061           9.802627                 1
   01/01/2013 to 04/26/2013........    9.802627          10.737897                 0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2005 to 12/31/2005........    1.317239           1.278940             3,249
   01/01/2006 to 12/31/2006........    1.278940           1.487377             2,491
   01/01/2007 to 12/31/2007........    1.487377           1.408970             1,934
   01/01/2008 to 12/31/2008........    1.408970           0.922356             1,457
   01/01/2009 to 12/31/2009........    0.922356           1.097541             1,318
   01/01/2010 to 12/31/2010........    1.097541           1.204083             1,208
   01/01/2011 to 12/31/2011........    1.204083           1.196946               814
   01/01/2012 to 12/31/2012........    1.196946           1.373704               742
   01/01/2013 to 04/26/2013........    1.373704           1.557846                 0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........    1.287418           1.495226               902
   01/01/2011 to 12/31/2011........    1.495226           1.372418               690
   01/01/2012 to 12/31/2012........    1.372418           1.478846               600
   01/01/2013 to 12/31/2013........    1.478846           2.027373               508
   01/01/2014 to 12/31/2014........    2.027373           2.019462               415
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2005 to 12/31/2005........    1.649774           1.735305             2,809
   01/01/2006 to 12/31/2006........    1.735305           1.909037             2,493
   01/01/2007 to 12/31/2007........    1.909037           2.035026             2,091
   01/01/2008 to 12/31/2008........    2.035026           0.894315             1,534
   01/01/2009 to 12/31/2009........    0.894315           1.177598             1,196
   01/01/2010 to 04/30/2010........    1.177598           1.274520                 0
MSCI EAFE(R) Index Sub-Account
   01/01/2005 to 12/31/2005........    1.112204           1.238623             5,075
   01/01/2006 to 12/31/2006........    1.238623           1.532261             4,683
   01/01/2007 to 12/31/2007........    1.532261           1.669792             3,983
   01/01/2008 to 12/31/2008........    1.669792           0.951685             2,762
   01/01/2009 to 12/31/2009........    0.951685           1.203926             2,292
   01/01/2010 to 12/31/2010........    1.203926           1.281139             2,027
   01/01/2011 to 12/31/2011........    1.281139           1.103556             1,654
   01/01/2012 to 12/31/2012........    1.103556           1.284268             1,311
   01/01/2013 to 12/31/2013........    1.284268           1.538958               927
   01/01/2014 to 12/31/2014........    1.538958           1.422445               728
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2005 to 12/31/2005........    1.828885           1.878440            17,739
   01/01/2006 to 12/31/2006........    1.878440           2.162288            14,030
   01/01/2007 to 12/31/2007........    2.162288           2.058454            10,854
   01/01/2008 to 12/31/2008........    2.058454           1.250230             7,181
   01/01/2009 to 12/31/2009........    1.250230           1.394995             5,551
   01/01/2010 to 12/31/2010........    1.394995           1.672437             4,498
   01/01/2011 to 12/31/2011........    1.672437           1.744912             3,676
   01/01/2012 to 12/31/2012........    1.744912           1.893040             3,092
   01/01/2013 to 12/31/2013........    1.893040           2.585861             2,789
   01/01/2014 to 12/31/2014........    2.585861           2.550180             2,286

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2005 to 12/31/2005........     1.356668          1.445673             1,127
   01/01/2006 to 12/31/2006........     1.445673          1.634840               987
   01/01/2007 to 12/31/2007........     1.634840          1.568297             1,099
   01/01/2008 to 12/31/2008........     1.568297          0.954133               644
   01/01/2009 to 12/31/2009........     0.954133          1.286747               454
   01/01/2010 to 12/31/2010........     1.286747          1.558919               360
   01/01/2011 to 12/31/2011........     1.558919          1.456182               233
   01/01/2012 to 12/31/2012........     1.456182          1.511727               227
   01/01/2013 to 04/26/2013........     1.511727          1.639128                 0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2005 to 12/31/2005........    14.710742         16.824885                32
   01/01/2006 to 12/31/2006........    16.824885         19.304552                60
   01/01/2007 to 12/31/2007........    19.304552         20.226655                52
   01/01/2008 to 12/31/2008........    20.226655         11.855415                41
   01/01/2009 to 12/31/2009........    11.855415         16.343625                33
   01/01/2010 to 12/31/2010........    16.343625         18.683400                32
   01/01/2011 to 12/31/2011........    18.683400         16.875548                23
   01/01/2012 to 12/31/2012........    16.875548         20.163307                15
   01/01/2013 to 12/31/2013........    20.163307         25.273996                15
   01/01/2014 to 12/31/2014........    25.273996         25.456537                10
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998466          6.569280                 0
   01/01/2009 to 12/31/2009........     6.569280          8.591113                 0
   01/01/2010 to 12/31/2010........     8.591113          9.120547                 1
   01/01/2011 to 12/31/2011........     9.120547          8.373692                 1
   01/01/2012 to 12/31/2012........     8.373692         10.090892                 2
   01/01/2013 to 04/26/2013........    10.090892         10.727673                 0
PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006........    10.995472         11.102944                16
   01/01/2007 to 12/31/2007........    11.102944         12.129906                36
   01/01/2008 to 12/31/2008........    12.129906         11.136801               160
   01/01/2009 to 12/31/2009........    11.136801         12.964097               165
   01/01/2010 to 12/31/2010........    12.964097         13.776064               159
   01/01/2011 to 12/31/2011........    13.776064         15.098543               134
   01/01/2012 to 12/31/2012........    15.098543         16.247045               124
   01/01/2013 to 12/31/2013........    16.247045         14.535178                83
   01/01/2014 to 12/31/2014........    14.535178         14.747781                64
PIMCO Total Return Sub-Account
   01/01/2005 to 12/31/2005........     1.209265          1.219302            23,591
   01/01/2006 to 12/31/2006........     1.219302          1.256717            19,483
   01/01/2007 to 12/31/2007........     1.256717          1.332890            14,853
   01/01/2008 to 12/31/2008........     1.332890          1.319696            11,574
   01/01/2009 to 12/31/2009........     1.319696          1.535969             9,603
   01/01/2010 to 12/31/2010........     1.535969          1.638371             7,812
   01/01/2011 to 12/31/2011........     1.638371          1.666863             6,129
   01/01/2012 to 12/31/2012........     1.666863          1.795946             5,329
   01/01/2013 to 12/31/2013........     1.795946          1.737057             4,289
   01/01/2014 to 12/31/2014........     1.737057          1.784710             3,462
Russell 2000(R) Index Sub-Account
   01/01/2005 to 12/31/2005........     1.542319          1.586342             4,497
   01/01/2006 to 12/31/2006........     1.586342          1.839366             3,814
   01/01/2007 to 12/31/2007........     1.839366          1.782741             3,025
   01/01/2008 to 12/31/2008........     1.782741          1.165977             1,976
   01/01/2009 to 12/31/2009........     1.165977          1.444805             1,648
   01/01/2010 to 12/31/2010........     1.444805          1.803400             1,303
   01/01/2011 to 12/31/2011........     1.803400          1.702138             1,053
   01/01/2012 to 12/31/2012........     1.702138          1.947762               882
   01/01/2013 to 12/31/2013........     1.947762          2.654053               762
   01/01/2014 to 12/31/2014........     2.654053          2.742293               636
SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006........    10.513475         11.160973                 5
   01/01/2007 to 12/31/2007........    11.160973         11.599133                 5
   01/01/2008 to 12/31/2008........    11.599133          8.571201                 1
   01/01/2009 to 12/31/2009........     8.571201         10.555519                53
   01/01/2010 to 12/31/2010........    10.555519         11.682751                34
   01/01/2011 to 12/31/2011........    11.682751         11.642906                44
   01/01/2012 to 12/31/2012........    11.642906         12.954905                35
   01/01/2013 to 12/31/2013........    12.954905         14.426778                11
   01/01/2014 to 12/31/2014........    14.426778         15.053018                13

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006........    10.704349         11.415778                 2
   01/01/2007 to 12/31/2007........    11.415778         11.888698                 3
   01/01/2008 to 12/31/2008........    11.888698          7.858087                 0
   01/01/2009 to 12/31/2009........     7.858087         10.003688                21
   01/01/2010 to 12/31/2010........    10.003688         11.260907                41
   01/01/2011 to 12/31/2011........    11.260907         10.868245                43
   01/01/2012 to 12/31/2012........    10.868245         12.327324                26
   01/01/2013 to 12/31/2013........    12.327324         14.352831                37
   01/01/2014 to 12/31/2014........    14.352831         14.914593                30
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2005 to 12/31/2005........     1.210073          1.268802             1,030
   01/01/2006 to 12/31/2006........     1.268802          1.412393             1,114
   01/01/2007 to 12/31/2007........     1.412393          1.520102             1,357
   01/01/2008 to 12/31/2008........     1.520102          0.869328             1,154
   01/01/2009 to 12/31/2009........     0.869328          1.226173             1,075
   01/01/2010 to 12/31/2010........     1.226173          1.411587               961
   01/01/2011 to 12/31/2011........     1.411587          1.373417               630
   01/01/2012 to 12/31/2012........     1.373417          1.607123               532
   01/01/2013 to 12/31/2013........     1.607123          2.199183               835
   01/01/2014 to 12/31/2014........     2.199183          2.360009               758
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2005 to 12/31/2005........     0.434043          0.475175             2,783
   01/01/2006 to 12/31/2006........     0.475175          0.493639             2,592
   01/01/2007 to 12/31/2007........     0.493639          0.640182             2,158
   01/01/2008 to 12/31/2008........     0.640182          0.350649             1,862
   01/01/2009 to 12/31/2009........     0.350649          0.549696             1,588
   01/01/2010 to 12/31/2010........     0.549696          0.692155             1,316
   01/01/2011 to 12/31/2011........     0.692155          0.615012             1,115
   01/01/2012 to 12/31/2012........     0.615012          0.679905             1,426
   01/01/2013 to 04/26/2013........     0.679905          0.710991                 0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     0.711632          0.804413             7,340
   01/01/2006 to 12/31/2006........     0.804413          0.842156             7,030
   01/01/2007 to 12/31/2007........     0.842156          0.976849             5,806
   01/01/2008 to 12/31/2008........     0.976849          0.580351             3,835
   01/01/2009 to 12/31/2009........     0.580351          0.832512             2,945
   01/01/2010 to 12/31/2010........     0.832512          1.048210             2,300
   01/01/2011 to 12/31/2011........     1.048210          1.016636             1,891
   01/01/2012 to 12/31/2012........     1.016636          1.139593             1,624
   01/01/2013 to 12/31/2013........     1.139593          1.534810             1,478
   01/01/2014 to 12/31/2014........     1.534810          1.706812             2,490
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     1.320013          1.441195               190
   01/01/2006 to 12/31/2006........     1.441195          1.472779               557
   01/01/2007 to 12/31/2007........     1.472779          1.590630               487
   01/01/2008 to 12/31/2008........     1.590630          0.998819               503
   01/01/2009 to 12/31/2009........     0.998819          1.365463               502
   01/01/2010 to 12/31/2010........     1.365463          1.813222               480
   01/01/2011 to 12/31/2011........     1.813222          1.813941               586
   01/01/2012 to 12/31/2012........     1.813941          2.073141               603
   01/01/2013 to 12/31/2013........     2.073141          2.947338               590
   01/01/2014 to 12/31/2014........     2.947338          3.099532               144
Western Asset Management Strategic Bond Opportunities Sub-Account
   01/01/2005 to 12/31/2005........     2.023251          2.051726            16,382
   01/01/2006 to 12/31/2006........     2.051726          2.125575            13,022
   01/01/2007 to 12/31/2007........     2.125575          2.180377             9,844
   01/01/2008 to 12/31/2008........     2.180377          1.827218             6,079
   01/01/2009 to 12/31/2009........     1.827218          2.382378             4,444
   01/01/2010 to 12/31/2010........     2.382378          2.648228             3,847
   01/01/2011 to 12/31/2011........     2.648228          2.771859             3,052
   01/01/2012 to 12/31/2012........     2.771859          3.047326             2,605
   01/01/2013 to 12/31/2013........     3.047326          3.037810             2,175
   01/01/2014 to 12/31/2014........     3.037810          3.159438             1,798

                                                1.40% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Western Asset Management U.S. Government Sub-Account
   01/01/2005 to 12/31/2005........     1.615611          1.620674            17,322
   01/01/2006 to 12/31/2006........     1.620674          1.664713            14,256
   01/01/2007 to 12/31/2007........     1.664713          1.712922            10,711
   01/01/2008 to 12/31/2008........     1.712922          1.682965             6,650
   01/01/2009 to 12/31/2009........     1.682965          1.731466             5,149
   01/01/2010 to 12/31/2010........     1.731466          1.806611             4,142
   01/01/2011 to 12/31/2011........     1.806611          1.879705             3,364
   01/01/2012 to 12/31/2012........     1.879705          1.915899             2,944
   01/01/2013 to 12/31/2013........     1.915899          1.875317             2,466
   01/01/2014 to 12/31/2014........     1.875317          1.901219             2,092
WMC Balanced Sub-Account (previously BlackRock Diversified Sub-Account (Class B))
   01/01/2005 to 12/31/2005........    38.120554         38.651758                 8
   01/01/2006 to 12/31/2006........    38.651758         42.021096                 9
   01/01/2007 to 12/31/2007........    42.021096         43.761019                 9
   01/01/2008 to 12/31/2008........    43.761019         32.378238                 5
   01/01/2009 to 12/31/2009........    32.378238         37.356213                 3
   01/01/2010 to 12/31/2010........    37.356213         40.268226                 2
   01/01/2011 to 12/31/2011........    40.268226         41.134728                 1
   01/01/2012 to 12/31/2012........    41.134728         45.470996                 1
   01/01/2013 to 12/31/2013........    45.470996         53.930762                 1
   01/01/2014 to 12/31/2014........    53.930762         58.648207                 1
WMC Core Equity Opportunities Sub-Account (previously Davis Venture Value Sub-Account
(Class A))
   01/01/2005 to 12/31/2005........     3.150202          3.426424            41,613
   01/01/2006 to 12/31/2006........     3.426424          3.871576            34,223
   01/01/2007 to 12/31/2007........     3.871576          3.992217            26,063
   01/01/2008 to 12/31/2008........     3.992217          2.387519            18,335
   01/01/2009 to 12/31/2009........     2.387519          3.107408            14,381
   01/01/2010 to 12/31/2010........     3.107408          3.431928            11,930
   01/01/2011 to 12/31/2011........     3.431928          3.247785             9,671
   01/01/2012 to 12/31/2012........     3.247785          3.614302             8,021
   01/01/2013 to 12/31/2013........     3.614302          4.765175             6,859
   01/01/2014 to 12/31/2014........     4.765175          5.198660             5,663
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Core Sub-Account (Class
B))
   04/30/2007 to 12/31/2007........     7.880141          7.947782               148
   01/01/2008 to 12/31/2008........     7.947782          4.913150                96
   01/01/2009 to 12/31/2009........     4.913150          5.774892                89
   01/01/2010 to 12/31/2010........     5.774892          6.403896                77
   01/01/2011 to 12/31/2011........     6.403896          6.331166                61
   01/01/2012 to 12/31/2012........     6.331166          7.080032                50
   01/01/2013 to 12/31/2013........     7.080032          9.375102                46
   01/01/2014 to 12/31/2014........     9.375102         10.493284                40
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Core Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2005 to 12/31/2005........     6.625220          6.750063               220
   01/01/2006 to 12/31/2006........     6.750063          7.577311               177
   01/01/2007 to 04/27/2007........     7.577311          7.946557                 0





                                                1.65% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006........   14.495461         15.190349               51
   01/01/2007 to 12/31/2007........   15.190349         15.437741              112
   01/01/2008 to 12/31/2008........   15.437741         13.764914              109
   01/01/2009 to 12/31/2009........   13.764914         15.246457               81
   01/01/2010 to 12/31/2010........   15.246457         15.963466               62
   01/01/2011 to 12/31/2011........   15.963466         16.661353               56
   01/01/2012 to 12/31/2012........   16.661353         17.267865               33
   01/01/2013 to 12/31/2013........   17.267865         16.618671               26
   01/01/2014 to 12/31/2014........   16.618671         17.209508               29

                                                1.65% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Global Small Capitalization Sub-Account
   01/01/2005 to 12/31/2005........     1.919416          2.366770            4,389
   01/01/2006 to 12/31/2006........     2.366770          2.888153            4,409
   01/01/2007 to 12/31/2007........     2.888153          3.449341            4,038
   01/01/2008 to 12/31/2008........     3.449341          1.576838            2,756
   01/01/2009 to 12/31/2009........     1.576838          2.501779            2,194
   01/01/2010 to 12/31/2010........     2.501779          3.012456            1,774
   01/01/2011 to 12/31/2011........     3.012456          2.395932            1,448
   01/01/2012 to 12/31/2012........     2.395932          2.784899            1,206
   01/01/2013 to 12/31/2013........     2.784899          3.514000              977
   01/01/2014 to 12/31/2014........     3.514000          3.529859              796
American Funds Growth Sub-Account
   01/01/2005 to 12/31/2005........    12.148754         13.885527            3,330
   01/01/2006 to 12/31/2006........    13.885527         15.054513            2,820
   01/01/2007 to 12/31/2007........    15.054513         16.635251            2,257
   01/01/2008 to 12/31/2008........    16.635251          9.167329            1,544
   01/01/2009 to 12/31/2009........     9.167329         12.571217            1,218
   01/01/2010 to 12/31/2010........    12.571217         14.675647            1,006
   01/01/2011 to 12/31/2011........    14.675647         13.818546              797
   01/01/2012 to 12/31/2012........    13.818546         16.022917              629
   01/01/2013 to 12/31/2013........    16.022917         20.505144              532
   01/01/2014 to 12/31/2014........    20.505144         21.885813              442
American Funds Growth-Income Sub-Account
   01/01/2005 to 12/31/2005........     9.276103          9.656906            3,563
   01/01/2006 to 12/31/2006........     9.656906         10.943498            2,958
   01/01/2007 to 12/31/2007........    10.943498         11.306237            2,402
   01/01/2008 to 12/31/2008........    11.306237          6.911494            1,649
   01/01/2009 to 12/31/2009........     6.911494          8.922283            1,332
   01/01/2010 to 12/31/2010........     8.922283          9.779204            1,061
   01/01/2011 to 12/31/2011........     9.779204          9.443455              867
   01/01/2012 to 12/31/2012........     9.443455         10.911931              711
   01/01/2013 to 12/31/2013........    10.911931         14.329149              623
   01/01/2014 to 12/31/2014........    14.329149         15.593567              496

DISCONTINUED ELIGIBLE FUNDS


     Effective as of May 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.


     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series
Trust: ClearBridge Aggressive Growth Portfolio (Class A); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301



   Internet Communications:   --   Fund transfers and future allocations can be made at www.metlife.com

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5

1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.

3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

Prior to April 28, 2014, you could exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                      ASSET-BASED
                                                     (MORTALITY &
                                                      EXPENSE AND
                                                     ADMIN. ASSET      ADMINISTRATION
                                 CDSC                   CHARGE)       CONTRACT CHARGE             OTHER
                   ------------------------------- ---------------- ------------------- ------------------------
 American Growth   7% of purchase payments;             1.40%       $30 (or 2% of       premium tax charge
  Series (AGS)     declining to 0% after 7 years     (1.65% for     total Contract      on purchase payments
                                                       certain      Value if less)      in South Dakota is paid
                                                    Sub-accounts)   --waiver may        by us and recovered
                                                                    apply               later
 Fund I            --none on exchange                   .95%        3% of first $46     premium tax charge
                   --subsequent purchase                            2% of excess        taken from purchase
                   payments will have AGS's                         (amounts will be    payments in South
                   CDSC                                             lower for single    Dakota
                                                                    purchase            --Sales Charge
                                                                    payment             --maximum 6%
                                                                    contracts)
 Preference        --none on exchange                   1.25%       $30                 premium tax charge
                   --subsequent purchase           (mortality and   --no waiver         taken from purchase
                   payments will have AGS's         expense only;                       payments in South
                   CDSC                                  no                             Dakota
                                                   Administration
                                                    Asset Charge)
 Zenith            --none on exchange                   1.35%       $30                 premium tax charge
  Accumulator      --will apply on subsequent        (1.60% for                         taken from purchase
                   withdrawal from AGS using           certain                          payments in South
                   the time table for Zenith        Sub-accounts)                       Dakota
                   Accumulator
                   --10 year, 6.5% (of Contract
                   Value) declining CDSC if you
                   have a Zenith Accumulator
                   Contract
                   --subsequent purchase
                   payments will have AGS's
                   CDSC

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, New York 10036


     [ ] American Growth Series--New England Variable Annuity Separate Account
     [ ] Metropolitan Series Fund
     [ ] Met Investors Series Trust
     [ ] American Funds Insurance Series
     [ ] My current address is:


      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                           AMERICAN GROWTH SERIES - I
                     Individual Variable Annuity Contracts


          Issued By
   New England Variable Annuity Separate Account of     Annuity Administrative Office
            New England Life Insurance Company                  P.O. Box 14594
                     One Financial Center                 Des Moines, IA 50306-3594
                       Boston, MA 02111
                         (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2015

        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).

     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). The Contract is currently not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
MET INVESTORS SERIES TRUST

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Met/Franklin Low Duration Total Return Portfolio

MetLife Asset Allocation 100 Portfolio

MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio

SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio

T. Rowe Price Mid Cap Growth Portfolio

WMC Large Cap Research Portfolio

METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio

Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Money Market Portfolio
Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio

MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

WMC Balanced Portfolio
WMC Core Equity Opportunities Portfolio


     You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2015, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS . YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5987. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS



OTHER


     Any Internal Revenue Code references to "spouse" includes those persons who are married spouses under state law regardless of sex.



                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments.........................................           None
      Contingent Deferred Sales Charge (as a percentage of each purchase payment).......            7%
                                                                                           declining annually--
                                                                                                see Note(1)
      Transfer Fee(2)...................................................................   $0

NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment (This charge may apply if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law), as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF
PURCHASE PAYMENT                     CHARGE
---------------------------------   -------
  0..............................   7%
  1..............................   6%
  2..............................   5%
  3..............................   4%
  4..............................   3%
  5..............................   2%
  6..............................   1%
  7 and thereafter...............   0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


      Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)


                                                                  AMERICAN FUNDS
                                                                 BOND SUB-ACCOUNT,
                                                               AMERICAN FUNDS GROWTH
                                                            SUB-ACCOUNT, AMERICAN FUNDS
                                                           GROWTH-INCOME SUB-ACCOUNT AND
                                                               AMERICAN FUNDS GLOBAL           ALL OTHER
                                                         SMALL CAPITALIZATION SUB-ACCOUNT     SUB-ACCOUNTS
                                                        ----------------------------------   -------------
      Mortality and Expense Risk Charge(2)...........   1.50%                                1.25%
      Administration Asset Charge....................   0.10%                                0.10%
                                                        ----                                 ----
       Total Variable Account Annual Expenses........   1.60%                                1.35%

NOTES:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving the Mortality and Expense Risk Charge in the following amounts: (a) .08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio and (b) the amount, if any, of the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.35%       1.20%

ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.37%     0.25%          0.02%
American Funds Global Small
 Capitalization Fund.....................    0.70%     0.25%          0.04%
American Funds Growth Fund...............    0.33%     0.25%          0.02%
American Funds Growth-Income Fund........    0.27%     0.25%          0.02%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C....................    0.06%     0.55%            --
American Funds(R) Growth Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C....................    0.06%     0.55%          0.01%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.59%     0.25%          0.05%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................    0.55%     --             0.02%



                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR       ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................   --          0.64%       --              0.64%
American Funds Global Small
 Capitalization Fund.....................   --          0.99%       --              0.99%
American Funds Growth Fund...............   --          0.60%       --              0.60%
American Funds Growth-Income Fund........   --          0.54%       --              0.54%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C.................... 0.42%         1.03%       --              1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C.................... 0.43%         1.05%       --              1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C.................... 0.40%         1.02%       --              1.02%
Clarion Global Real Estate Portfolio --
 Class B.................................   --          0.89%       --              0.89%
ClearBridge Aggressive Growth
 Portfolio -- Class A....................   --          0.57%     0.01%             0.56%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
Harris Oakmark International
 Portfolio -- Class E.......................    0.77%     0.15%            0.06%
Invesco Mid Cap Value Portfolio --
 Class B....................................    0.64%     0.25%            0.05%
Invesco Small Cap Growth Portfolio --
 Class B....................................    0.84%     0.25%            0.03%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................    0.70%     0.25%            0.08%
Lord Abbett Bond Debenture
 Portfolio -- Class B.......................    0.51%     0.25%            0.04%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B.......................    0.49%     0.25%            0.04%
MetLife Asset Allocation 100
 Portfolio -- Class B.......................    0.07%     0.25%            0.01%
MFS(R) Research International
 Portfolio -- Class B.......................    0.69%     0.25%            0.07%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................    0.64%     0.25%            0.05%
Oppenheimer Global Equity Portfolio --
 Class B....................................    0.66%     0.25%            0.08%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................    0.47%     0.25%            0.09%
PIMCO Total Return Portfolio -- Class B.....    0.48%     0.25%            0.03%
SSGA Growth and Income ETF
 Portfolio -- Class B.......................    0.30%     0.25%            0.01%
SSGA Growth ETF Portfolio -- Class B........    0.31%     0.25%            0.03%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................    0.75%     0.25%            0.03%
WMC Large Cap Research Portfolio --
 Class B....................................    0.57%     0.25%            0.03%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.......................    0.79%       --             0.08%
Barclays Aggregate Bond Index
 Portfolio -- Class B.......................    0.25%     0.25%            0.03%
BlackRock Bond Income Portfolio --
 Class A....................................    0.32%       --             0.03%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................    0.69%       --             0.02%
BlackRock Large Cap Value Portfolio --
 Class E....................................    0.63%     0.15%            0.02%
BlackRock Money Market Portfolio --
 Class A....................................    0.34%       --             0.03%
Frontier Mid Cap Growth Portfolio --
 Class B....................................    0.71%     0.25%            0.05%
Jennison Growth Portfolio -- Class A........    0.59%       --           0.03%



                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
Harris Oakmark International
 Portfolio -- Class E.......................   --          0.98%     0.02%             0.96%
Invesco Mid Cap Value Portfolio --
 Class B.................................... 0.04%         0.98%     0.02%             0.96%
Invesco Small Cap Growth Portfolio --
 Class B....................................   --          1.12%     0.01%             1.11%
Loomis Sayles Global Markets
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
Lord Abbett Bond Debenture
 Portfolio -- Class B.......................   --          0.80%     0.01%             0.79%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B.......................   --          0.78%     0.02%             0.76%
MetLife Asset Allocation 100
 Portfolio -- Class B....................... 0.68%         1.01%       --              1.01%
MFS(R) Research International
 Portfolio -- Class B.......................   --          1.01%     0.06%             0.95%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.......................   --          0.94%     0.01%             0.93%
Oppenheimer Global Equity Portfolio --
 Class B....................................   --          0.99%     0.06%             0.93%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.......................   --          0.81%     0.01%             0.80%
PIMCO Total Return Portfolio -- Class B.....   --          0.76%     0.04%             0.72%
SSGA Growth and Income ETF
 Portfolio -- Class B....................... 0.22%         0.78%       --              0.78%
SSGA Growth ETF Portfolio -- Class B........ 0.24%         0.83%       --              0.83%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.......................   --          1.03%       --              1.03%
WMC Large Cap Research Portfolio --
 Class B....................................   --          0.85%     0.05%             0.80%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class A.......................   --          0.87%     0.12%             0.75%
Barclays Aggregate Bond Index
 Portfolio -- Class B.......................   --          0.53%     0.00%             0.53%
BlackRock Bond Income Portfolio --
 Class A....................................   --          0.35%     0.00%             0.35%
BlackRock Capital Appreciation
 Portfolio -- Class A.......................   --          0.71%     0.06%             0.65%
BlackRock Large Cap Value Portfolio --
 Class E....................................   --          0.80%     0.03%             0.77%
BlackRock Money Market Portfolio --
 Class A....................................   --          0.37%     0.02%             0.35%
Frontier Mid Cap Growth Portfolio --
 Class B....................................   --          1.01%     0.01%             1.00%
Jennison Growth Portfolio -- Class A........   --          0.62%     0.08%             0.54%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                       FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
Loomis Sayles Small Cap Core
 Portfolio -- Class A.........................    0.90%       --           0.06%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................    0.90%     0.25%          0.05%
Met/Artisan Mid Cap Value Portfolio --
 Class A......................................    0.81%       --           0.03%
MetLife Asset Allocation 20 Portfolio --
 Class B......................................    0.09%     0.25%          0.03%
MetLife Asset Allocation 40 Portfolio --
 Class B......................................    0.06%     0.25%            --
MetLife Asset Allocation 60 Portfolio --
 Class B......................................    0.05%     0.25%            --
MetLife Asset Allocation 80 Portfolio --
 Class B......................................    0.05%     0.25%          0.01%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.........................    0.25%     0.25%          0.05%
MetLife Stock Index Portfolio --
 Class B......................................    0.25%     0.25%          0.02%
MFS(R) Total Return Portfolio -- Class E......    0.55%     0.15%          0.05%
MFS(R) Value Portfolio -- Class A.............    0.70%       --           0.02%
MSCI EAFE(R) Index Portfolio -- Class B.......    0.30%     0.25%          0.10%
Neuberger Berman Genesis Portfolio --
 Class A......................................    0.80%       --           0.03%
Russell 2000(R) Index Portfolio --
 Class B......................................    0.25%     0.25%          0.07%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................    0.60%     0.25%          0.03%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................    0.47%     0.25%          0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A......................................    0.59%       --           0.06%
Western Asset Management
 U.S. Government Portfolio -- Class A.........    0.47%       --           0.02%
WMC Balanced Portfolio -- Class B.............    0.46%     0.25%          0.07%
WMC Core Equity Opportunities
 Portfolio -- Class A.........................    0.70%       --           0.03%



                                                 ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                   AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- ----------- ----------- --------------- -----------
Loomis Sayles Small Cap Core
 Portfolio -- Class A......................... 0.07%         1.03%     0.08%             0.95%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.........................   --          1.20%     0.09%             1.11%
Met/Artisan Mid Cap Value Portfolio --
 Class A......................................   --          0.84%       --              0.84%
MetLife Asset Allocation 20 Portfolio --
 Class B...................................... 0.52%         0.89%     0.02%             0.87%
MetLife Asset Allocation 40 Portfolio --
 Class B...................................... 0.56%         0.87%       --              0.87%
MetLife Asset Allocation 60 Portfolio --
 Class B...................................... 0.60%         0.90%       --              0.90%
MetLife Asset Allocation 80 Portfolio --
 Class B...................................... 0.65%         0.96%       --              0.96%
MetLife Mid Cap Stock Index
 Portfolio -- Class B......................... 0.01%         0.56%     0.00%             0.56%
MetLife Stock Index Portfolio --
 Class B......................................   --          0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class E......   --          0.75%       --              0.75%
MFS(R) Value Portfolio -- Class A.............   --          0.72%     0.14%             0.58%
MSCI EAFE(R) Index Portfolio -- Class B....... 0.01%         0.66%     0.00%             0.66%
Neuberger Berman Genesis Portfolio --
 Class A......................................   --          0.83%     0.00%             0.83%
Russell 2000(R) Index Portfolio --
 Class B...................................... 0.05%         0.62%     0.01%             0.61%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.........................   --          0.88%     0.02%             0.86%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.........................   --          0.76%       --              0.76%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A......................................   --          0.65%     0.04%             0.61%
Western Asset Management
 U.S. Government Portfolio -- Class A.........   --          0.49%     0.01%             0.48%
WMC Balanced Portfolio -- Class B.............   --          0.78%     0.00%             0.78%
WMC Core Equity Opportunities
 Portfolio -- Class A.........................   --          0.73%     0.11%             0.62%



     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.

     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $932      $1,360      $1,797      $3,144
  (b).........     $848      $1,106      $1,363      $2,245

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $288        $881      $1,497      $3,144
  (b).........     $200        $614      $1,050      $2,245

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
----------
NOTES:

(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.068% has been used. (See Note
      (1) to the Variable Account Accrual Expenses table.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES").


                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principal office is 1095 Avenue of the Americas, New York, New York 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to The Commonwealth of Massachusetts. The Company is located at One Financial Center, Boston, Massachusetts 02111.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. (See "Substitution of Investments.")

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the

Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interests in MetLife Advisers entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for the amounts of the 12b-1 fees.) An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "DISTRIBUTION OF THE CONTRACTS.") Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.


     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus. You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

ELIGIBLE FUND                              INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)
American Funds Bond Fund                   Seeks as high a level of current          Capital Research and Management
                                           income as is consistent with the          Company
                                           preservation of capital.
American Funds Global Small                Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                                 Company
American Funds Growth Fund                 Seeks growth of capital.                  Capital Research and Management
                                                                                     Company
American Funds Growth-Income               Seeks long-term growth of capital         Capital Research and Management
 Fund                                      and income.                               Company
MET INVESTORS SERIES TRUST
American Funds(R) Balanced                 Seeks a balance between a high            MetLife Advisers, LLC
 Allocation Portfolio                      level of current income and growth
                                           of capital, with a greater emphasis
                                           on growth of capital.
American Funds(R) Growth Allocation        Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio
American Funds(R) Moderate                 Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio                      of income and growth of capital, with
                                           a greater emphasis on income.
Clarion Global Real Estate Portfolio       Seeks total return through                MetLife Advisers, LLC
                                           investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                           emphasizing both capital
                                           appreciation and current income.
ClearBridge Aggressive Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: ClearBridge Investments, LLC
Harris Oakmark International               Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio                                 appreciation.                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio            Seeks high total return by investing      MetLife Advisers, LLC
                                           in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
                                           companies.
Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets               Seeks high total investment return        MetLife Advisers, LLC
 Portfolio                                 through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                           appreciation and income.                  L.P.
Lord Abbett Bond Debenture Portfolio       Seeks high current income and the         MetLife Advisers, LLC
                                           opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                           to produce a high total return.
Met/Franklin Low Duration Total            Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio                          while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                           shareholders' capital.
MetLife Asset Allocation 100 Portfolio     Seeks growth of capital.                  MetLife Advisers, LLC
MFS(R) Research International              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Massachusetts Financial
                                                                                     Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Morgan Stanley Investment
                                                                                     Management Inc.

ELIGIBLE FUND                           INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------   --------------------------------------   -------------------------------------------
Oppenheimer Global Equity Portfolio     Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,               MetLife Advisers, LLC
 Portfolio                              consistent with preservation of          Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
PIMCO Total Return Portfolio            Seeks maximum total return,              MetLife Advisers, LLC
                                        consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
SSGA Growth and Income ETF              Seeks growth of capital and income.      MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio               Seeks growth of capital.                 MetLife Advisers, LLC
                                                                                 Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: T. Rowe Price Associates, Inc.
WMC Large Cap Research Portfolio        Seeks long-term capital                  MetLife Advisers, LLC
                                        appreciation.                            Subadviser: Wellington Management
                                                                                 Company LLP
METROPOLITAN SERIES FUND
Baillie Gifford International Stock     Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: Baillie Gifford Overseas
                                                                                 Limited
Barclays Aggregate Bond Index           Seeks to track the performance of        MetLife Advisers, LLC
 Portfolio                              the Barclays U.S. Aggregate Bond         Subadviser: MetLife Investment
                                        Index.                                   Management, LLC
BlackRock Bond Income Portfolio         Seeks a competitive total return         MetLife Advisers, LLC
                                        primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio        Seeks a high level of current income     MetLife Advisers, LLC
                                        consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio       Seeks maximum capital                    MetLife Advisers, LLC
                                        appreciation.                            Subadviser: Frontier Capital Management
                                                                                 Company, LLC
Jennison Growth Portfolio               Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core            Seeks long-term capital growth from      MetLife Advisers, LLC
 Portfolio                              investments in common stocks or          Subadviser: Loomis, Sayles & Company,
                                        other equity securities.                 L.P.
Loomis Sayles Small Cap Growth          Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio                                                                       Subadviser: Loomis, Sayles & Company,
                                                                                 L.P.
Met/Artisan Mid Cap Value Portfolio     Seeks long-term capital growth.          MetLife Advisers, LLC
                                                                                 Subadviser: Artisan Partners Limited
                                                                                 Partnership

ELIGIBLE FUND                             INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------   -------------------------------------------
MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income,      MetLife Advisers, LLC
                                          with growth of capital as a
                                          secondary objective.
MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of     MetLife Advisers, LLC
                                          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high             MetLife Advisers, LLC
                                          level of current income and growth
                                          of capital, with a greater emphasis
                                          on growth of capital.
MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                   MetLife Advisers, LLC
MetLife Mid Cap Stock Index               Seeks to track the performance of          MetLife Advisers, LLC
 Portfolio                                the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of          MetLife Advisers, LLC
                                          the Standard & Poor's 500(R)               Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return             MetLife Advisers, LLC
                                          through investment in a diversified        Subadviser: Massachusetts Financial
                                          portfolio.                                 Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.                MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio              Seeks to track the performance of          MetLife Advisers, LLC
                                          the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting        MetLife Advisers, LLC
                                          principally of capital appreciation.       Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio           Seeks to track the performance of          MetLife Advisers, LLC
                                          the Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.         MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management                  Seeks to maximize total return             MetLife Advisers, LLC
 Strategic Bond Opportunities             consistent with preservation of            Subadviser: Western Asset Management
 Portfolio                                capital.                                   Company
Western Asset Management                  Seeks to maximize total return             MetLife Advisers, LLC
 U.S. Government Portfolio                consistent with preservation of            Subadviser: Western Asset Management
                                          capital and maintenance of liquidity.      Company
WMC Balanced Portfolio                    Seeks long-term capital appreciation       MetLife Advisers, LLC
                                          with some current income.                  Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities             Seeks to provide a growing stream          MetLife Advisers, LLC
 Portfolio                                of income over time and,                   Subadviser: Wellington Management
                                          secondarily, long-term capital             Company LLP
                                          appreciation and current income.

SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. Shares classes of the Eligible Funds are listed in the Annual Eligible Fund Operating Expenses table.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contract owners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments.


                                 THE CONTRACTS


PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

   o When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account by debit authorization, we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

   o For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

   o If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     We will not accept purchase payments made with cash, money orders or travelers checks.

     We will accept a different amount than what is described above if required by federal tax law. We may limit initial or subsequent purchase payments made under a Contract. Currently, we may refuse any initial or subsequent purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We reserve the right to not accept an initial or subsequent purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TRANSFER PRIVILEGE

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
-------------------------------------------------
these restrictions but we have the right to reimpose them at any time. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or larger transfers, requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

   o By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

   o By fax (515) 457-4301.

   o For transfer or reallocation of future purchase payments, by Internet at http://www.metlife.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.


     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone or by fax, which may be subject to certain limitations. To elect this option, you must first provide us with a notice or agreement in Good Order. We may stop offering telephone or fax transactions at any time in our sole discretion.

     TELEPHONE AND COMPUTER SYSTEMS. Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     A recording of daily unit values is available by calling 1-800-333-2501.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions about a form or request, you should contact us or your sales representative before submitting the form or request.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.


     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on New England Life Insurance Company and the Variable Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by cybersecurity or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate Accumulation Unit Values; cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option). By the time the older of the Contract Owner or Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date. We may allow you to extend your Maturity Date (subject to restrictions in your state and our established administrative procedures).

     Please be aware that once your Contract is annuitized, you are ineligible to receive the death benefit.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Variable Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).

       The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option. Any Contract value in the Fixed Account will be applied to provide fixed, not variable, payments.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). The commuted value is a lump sum of the present value of future annuity payments. You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.


     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and federal tax law, which among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income


----------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.


AMOUNT OF VARIABLE ANNUITY PAYMENTS

     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

       2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

       3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

       4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

       5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously may have been available for use in TSA Plans funded by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate (15% in 2006) applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.


     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     3.8% Tax on Net Investment Income. Federal law imposes a 3.8% Medicare tax on the lesser of

       (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.

     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

     Partial Annuitization. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to electing partial annuitization of your Contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2015, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2015. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Death Benefits. For Contracts purchased in connection with Qualified Plans under Section 401(a) or TSA Plans under Section 403(b), certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in certain pension or profit-sharing plans. Because the death benefit in certain cases may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. If your Qualified Plan or TSA Plan Contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under Section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax adviser prior to applying for a loan.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including Contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future annuity payments) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:


   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.



POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution and sale of the Contracts. Distributor's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund.


     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                               THE FIXED ACCOUNT


     You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate indicated in your Contract.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. Currently, we are not imposing these restrictions but we have the right to reimpose them at any time. These limits also do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. We reserve the right to restrict purchase payments and transfers to the Fixed Account. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fit your risk tolerance and time horizon. See the Statement of Additional Information.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.


                              FINANCIAL STATEMENTS

     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, New York 10036, telephoning 1-800-356-5015 or visiting our website at www.metlife.com.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2014 for each Sub-Account of the New England Variable Annuity Separate Account.




                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.008520          7.014083                0
   01/01/2009 to 12/31/2009........     7.014083          8.949403               24
   01/01/2010 to 12/31/2010........     8.949403          9.903175               24
   01/01/2011 to 12/31/2011........     9.903175          9.562791                8
   01/01/2012 to 12/31/2012........     9.562791         10.710217               13
   01/01/2013 to 12/31/2013........    10.710217         12.524836               15
   01/01/2014 to 12/31/2014........    12.524836         13.104371                6
American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........     9.998521          6.362008                0
   01/01/2009 to 12/31/2009........     6.362008          8.413264                6
   01/01/2010 to 12/31/2010........     8.413264          9.419662                6
   01/01/2011 to 12/31/2011........     9.419662          8.853752                6
   01/01/2012 to 12/31/2012........     8.853752         10.145787                6
   01/01/2013 to 12/31/2013........    10.145787         12.523027                5
   01/01/2014 to 12/31/2014........    12.523027         13.144312                0
American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008........    10.018520          7.688026               28
   01/01/2009 to 12/31/2009........     7.688026          9.359536               28
   01/01/2010 to 12/31/2010........     9.359536         10.148870                8
   01/01/2011 to 12/31/2011........    10.148870         10.032209               16
   01/01/2012 to 12/31/2012........    10.032209         10.969741               18
   01/01/2013 to 12/31/2013........    10.969741         12.285930               13
   01/01/2014 to 12/31/2014........    12.285930         12.859911               13
Baillie Gifford International Stock Sub-Account (Class A)
   01/01/2005 to 12/31/2005........     1.403215          1.633696            9,164
   01/01/2006 to 12/31/2006........     1.633696          1.877631            7,482
   01/01/2007 to 12/31/2007........     1.877631          2.043649            5,721
   01/01/2008 to 12/31/2008........     2.043649          1.126487            4,153
   01/01/2009 to 12/31/2009........     1.126487          1.357765            3,487
   01/01/2010 to 12/31/2010........     1.357765          1.436166            2,800
   01/01/2011 to 12/31/2011........     1.436166          1.135377            2,289
   01/01/2012 to 12/31/2012........     1.135377          1.338697            1,977
   01/01/2013 to 12/31/2013........     1.338697          1.526017            1,715
   01/01/2014 to 12/31/2014........     1.526017          1.458820            1,543
Barclays Aggregate Bond Index Sub-Account (Class B)
   01/01/2005 to 12/31/2005........     1.281466          1.287755            2,032
   01/01/2006 to 12/31/2006........     1.287755          1.318979            1,752
   01/01/2007 to 12/31/2007........     1.318979          1.387871            1,241
   01/01/2008 to 12/31/2008........     1.387871          1.446308              757
   01/01/2009 to 12/31/2009........     1.446308          1.497970              720
   01/01/2010 to 12/31/2010........     1.497970          1.562025              348
   01/01/2011 to 12/31/2011........     1.562025          1.653373              282
   01/01/2012 to 12/31/2012........     1.653373          1.690212              236
   01/01/2013 to 12/31/2013........     1.690212          1.625331              168
   01/01/2014 to 12/31/2014........     1.625331          1.691381              164
BlackRock Bond Income Sub-Account
   01/01/2005 to 12/31/2005........     4.776225          4.826075            4,782
   01/01/2006 to 12/31/2006........     4.826075          4.971634            3,953
   01/01/2007 to 12/31/2007........     4.971634          5.213355            3,052
   01/01/2008 to 12/31/2008........     5.213355          4.966947            2,169
   01/01/2009 to 12/31/2009........     4.966947          5.364304            1,716
   01/01/2010 to 12/31/2010........     5.364304          5.733619            1,441
   01/01/2011 to 12/31/2011........     5.733619          6.028209            1,038
   01/01/2012 to 12/31/2012........     6.028209          6.395700              899
   01/01/2013 to 12/31/2013........     6.395700          6.261581              771
   01/01/2014 to 12/31/2014........     6.261581          6.615280              666

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
BlackRock Capital Appreciation Sub-Account (Class A)
   01/01/2005 to 12/31/2005........      2.611739         2.757292           16,284
   01/01/2006 to 12/31/2006........      2.757292         2.832779           12,406
   01/01/2007 to 12/31/2007........      2.832779         3.317618            9,342
   01/01/2008 to 12/31/2008........      3.317618         2.078102            6,871
   01/01/2009 to 12/31/2009........      2.078102         2.804512            5,743
   01/01/2010 to 12/31/2010........      2.804512         3.315327            4,619
   01/01/2011 to 12/31/2011........      3.315327         2.978336            3,848
   01/01/2012 to 12/31/2012........      2.978336         3.360490            3,297
   01/01/2013 to 12/31/2013........      3.360490         4.449957            2,879
   01/01/2014 to 12/31/2014........      4.449957         4.780924            2,474
BlackRock Capital Appreciation Sub-Account (Class A) (previously BlackRock Legacy Large Cap
Growth Sub-Account (Class A) and before that FI Large Cap
Sub-Account)
   05/01/2006 to 12/31/2006........     17.174056        17.379668                0
   01/01/2007 to 12/31/2007........     17.379668        17.783641                0
   01/01/2008 to 12/31/2008........     17.783641         9.658126                0
   01/01/2009 to 05/01/2009........      9.658126        10.080816                0
BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2005 to 12/31/2005........      1.183913         1.234553              506
   01/01/2006 to 12/31/2006........      1.234553         1.451955              449
   01/01/2007 to 12/31/2007........      1.451955         1.479249              254
   01/01/2008 to 12/31/2008........      1.479249         0.948016              127
   01/01/2009 to 12/31/2009........      0.948016         1.039840              104
   01/01/2010 to 12/31/2010........      1.039840         1.118261              103
   01/01/2011 to 12/31/2011........      1.118261         1.126767               73
   01/01/2012 to 12/31/2012........      1.126767         1.268737               57
   01/01/2013 to 12/31/2013........      1.268737         1.650853               49
   01/01/2014 to 12/31/2014........      1.650853         1.788166               48
BlackRock Money Market Sub-Account
   01/01/2005 to 12/31/2005........      2.333289         2.368696            3,441
   01/01/2006 to 12/31/2006........      2.368696         2.449470            3,565
   01/01/2007 to 12/31/2007........      2.449470         2.539147            2,881
   01/01/2008 to 12/31/2008........      2.539147         2.576484            3,471
   01/01/2009 to 12/31/2009........      2.576484         2.552625            2,071
   01/01/2010 to 12/31/2010........      2.552625         2.518663            1,614
   01/01/2011 to 12/31/2011........      2.518663         2.484979              829
   01/01/2012 to 12/31/2012........      2.484979         2.451474              580
   01/01/2013 to 12/31/2013........      2.451474         2.418600              674
   01/01/2014 to 12/31/2014........      2.418600         2.386167              542
Clarion Global Real Estate Sub-Account
   01/01/2005 to 12/31/2005........     12.837948        14.349118               76
   01/01/2006 to 12/31/2006........     14.349118        19.477708              144
   01/01/2007 to 12/31/2007........     19.477708        16.331587               81
   01/01/2008 to 12/31/2008........     16.331587         9.397489               62
   01/01/2009 to 12/31/2009........      9.397489        12.491898               58
   01/01/2010 to 12/31/2010........     12.491898        14.309516               45
   01/01/2011 to 12/31/2011........     14.309516        13.329326               29
   01/01/2012 to 12/31/2012........     13.329326        16.567278               27
   01/01/2013 to 12/31/2013........     16.567278        16.924657               24
   01/01/2014 to 12/31/2014........     16.924657        18.913054               22
ClearBridge Aggressive Growth Sub-Account (Class A)
   05/02/2011 to 12/31/2011........      0.860176         0.781458              516
   01/01/2012 to 12/31/2012........      0.781458         0.915968              419
   01/01/2013 to 12/31/2013........      0.915968         1.318534              360
   01/01/2014 to 12/31/2014........      1.318534         1.549570              449
ClearBridge Aggressive Growth Sub-Account (Class A) (previously ClearBridge Aggressive
Growth Portfolio II Sub-Account (Class B))
   04/30/2007 to 12/31/2007........    147.677871       181.223032                1
   01/01/2008 to 12/31/2008........    181.223032       103.701265                2
   01/01/2009 to 12/31/2009........    103.701265       146.155544                2
   01/01/2010 to 12/31/2010........    146.155544       157.746823                2
   01/01/2011 to 12/31/2011........    157.746823       143.892918                2
   01/01/2012 to 12/31/2012........    143.892918       173.915384                2
   01/01/2013 to 12/31/2013........    173.915384       220.975256                2
   01/01/2014 to 04/25/2014........    220.975256       230.139239                0

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Partners Aggressive Growth Sub-Account (Class B), and before that, Legg Mason
Aggressive Growth Sub-Account which was fomerly Janus
Aggressive Growth Sub-Account, and before that, Janus Growth Sub-Account))
   01/01/2005 to 12/31/2005........     0.725187          0.812625              408
   01/01/2006 to 12/31/2006........     0.812625          0.787821              336
   01/01/2007 to 12/31/2007........     0.787821          0.794818              311
   01/01/2008 to 12/31/2008........     0.794818          0.477910              155
   01/01/2009 to 12/31/2009........     0.477910          0.626916               75
   01/01/2010 to 12/31/2010........     0.626916          0.765639               63
   01/01/2011 to 04/29/2011........     0.765639          0.860271                0
ClearBridge Aggressive Growth Sub-Account (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Sub-Account (Class A) (previously Legg
Mason Value Equity Sub-Account (Class A))
   05/01/2006 to 12/31/2006........     0.954761          1.025283            2,145
   01/01/2007 to 12/31/2007........     1.025283          0.953585            1,514
   01/01/2008 to 12/31/2008........     0.953585          0.428705            1,048
   01/01/2009 to 12/31/2009........     0.428705          0.582779              903
   01/01/2010 to 12/31/2010........     0.582779          0.620100              780
   01/01/2011 to 04/29/2011........     0.620100          0.659650                0
Frontier Mid Cap Growth Sub-Account (Class B)
   01/01/2005 to 12/31/2005........    37.527489         40.888321                0
   01/01/2006 to 12/31/2006........    40.888321         42.950645                1
   01/01/2007 to 12/31/2007........    42.950645         50.946160                1
   01/01/2008 to 12/31/2008........    50.946160         27.221237                1
   01/01/2009 to 12/31/2009........    27.221237         40.032187                1
   01/01/2010 to 12/31/2010........    40.032187         45.417642                1
   01/01/2011 to 12/31/2011........    45.417642         43.355948                1
   01/01/2012 to 12/31/2012........    43.355948         47.344933                0
   01/01/2013 to 12/31/2013........    47.344933         61.860279                0
   01/01/2014 to 12/31/2014........    61.860279         67.668434                0
Harris Oakmark International Sub-Account (Class E)
   01/01/2005 to 12/31/2005........     1.403956          1.582899            1,626
   01/01/2006 to 12/31/2006........     1.582899          2.014401            1,779
   01/01/2007 to 12/31/2007........     2.014401          1.967374            1,686
   01/01/2008 to 12/31/2008........     1.967374          1.148507            1,110
   01/01/2009 to 12/31/2009........     1.148507          1.759340              837
   01/01/2010 to 12/31/2010........     1.759340          2.022260              717
   01/01/2011 to 12/31/2011........     2.022260          1.713473              505
   01/01/2012 to 12/31/2012........     1.713473          2.185192              476
   01/01/2013 to 12/31/2013........     2.185192          2.816631              412
   01/01/2014 to 12/31/2014........     2.816631          2.621422              354
Invesco Mid Cap Value Sub-Account (Class B)
   04/30/2012 to 12/31/2012........     2.549695          2.621960              195
   01/01/2013 to 12/31/2013........     2.621960          3.370744              181
   01/01/2014 to 12/31/2014........     3.370744          3.646234              145
Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
Sub-Account (Class B) and before that Neuberger Berman Mid Cap
Value Sub-Account)
   01/01/2005 to 12/31/2005........     2.171797          2.398337            1,532
   01/01/2006 to 12/31/2006........     2.398337          2.631226            1,221
   01/01/2007 to 12/31/2007........     2.631226          2.678582              865
   01/01/2008 to 12/31/2008........     2.678582          1.387940              706
   01/01/2009 to 12/31/2009........     1.387940          2.023069              584
   01/01/2010 to 12/31/2010........     2.023069          2.515893              351
   01/01/2011 to 12/31/2011........     2.515893          2.316558              253
   01/01/2012 to 04/27/2012........     2.316558          2.562188                0
Invesco Small Cap Growth Sub-account
   01/01/2005 to 12/31/2005........     1.219639          1.302794              161
   01/01/2006 to 12/31/2006........     1.302794          1.467670              140
   01/01/2007 to 12/31/2007........     1.467670          1.608185              127
   01/01/2008 to 12/31/2008........     1.608185          0.972100               38
   01/01/2009 to 12/31/2009........     0.972100          1.283419               29
   01/01/2010 to 12/31/2010........     1.283419          1.597753               20
   01/01/2011 to 12/31/2011........     1.597753          1.559329                5
   01/01/2012 to 12/31/2012........     1.559329          1.818762               14
   01/01/2013 to 12/31/2013........     1.818762          2.515291               13
   01/01/2014 to 12/31/2014........     2.515291          2.677875               13

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Jennison Growth Sub-Account (Class A)
   05/01/2005 to 12/31/2005........     0.411193          0.495120               820
   01/01/2006 to 12/31/2006........     0.495120          0.501963               828
   01/01/2007 to 12/31/2007........     0.501963          0.553005               736
   01/01/2008 to 12/31/2008........     0.553005          0.346832               519
   01/01/2009 to 12/31/2009........     0.346832          0.479017               384
   01/01/2010 to 12/31/2010........     0.479017          0.527548               373
   01/01/2011 to 12/31/2011........     0.527548          0.523164               331
   01/01/2012 to 12/31/2012........     0.523164          0.597583               408
   01/01/2013 to 12/31/2013........     0.597583          0.807726               239
   01/01/2014 to 12/31/2014........     0.807726          0.869062               223
Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
Sub-Account)
   05/01/2005 to 12/31/2005........     7.964216          8.650849                 1
   01/01/2006 to 12/31/2006........     8.650849          9.185190                13
   01/01/2007 to 12/31/2007........     9.185190         10.356153                16
   01/01/2008 to 12/31/2008........    10.356153          5.523222                13
   01/01/2009 to 12/31/2009........     5.523222          7.830580                21
   01/01/2010 to 12/31/2010........     7.830580          8.451565                16
   01/01/2011 to 12/31/2011........     8.451565          8.223342                 8
   01/01/2012 to 04/27/2012........     8.223342          9.252734                 0
Jennison Growth Sub-Account (previously Met/Putnam Voyager Sub-Account)
   01/01/2005 to 04/30/2005........     0.445480          0.410028             1,066
Legg Mason Value Equity Sub-Account (previously MFS(R) Investors Trust Sub-Account)
   01/01/2005 to 12/31/2005........     0.865864          0.916386             3,102
   01/01/2006 to 04/30/2006........     0.916386          0.959644                 0
Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........    13.053934         14.351545                 3
   01/01/2014 to 12/31/2014........    14.351545         14.650017                 4
Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          7.989129                 0
   01/01/2009 to 12/31/2009........     7.989129         10.075432                 2
   01/01/2010 to 12/31/2010........    10.075432         11.115352                 4
   01/01/2011 to 12/31/2011........    11.115352         11.200656                 9
   01/01/2012 to 12/31/2012........    11.200656         12.430131                 5
   01/01/2013 to 04/26/2013........    12.430131         12.977080                 0
Loomis Sayles Small Cap Core Sub-Account
   01/01/2005 to 12/31/2005........     2.727533          2.877461            10,924
   01/01/2006 to 12/31/2006........     2.877461          3.312505             8,574
   01/01/2007 to 12/31/2007........     3.312505          3.656787             6,598
   01/01/2008 to 12/31/2008........     3.656787          2.312600             4,838
   01/01/2009 to 12/31/2009........     2.312600          2.971739             3,935
   01/01/2010 to 12/31/2010........     2.971739          3.738969             3,136
   01/01/2011 to 12/31/2011........     3.738969          3.710745             2,558
   01/01/2012 to 12/31/2012........     3.710745          4.193525             2,159
   01/01/2013 to 12/31/2013........     4.193525          5.835211             1,876
   01/01/2014 to 12/31/2014........     5.835211          5.973349             1,630
Loomis Sayles Small Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     0.977320          1.006592               806
   01/01/2006 to 12/31/2006........     1.006592          1.089662               620
   01/01/2007 to 12/31/2007........     1.089662          1.121357               371
   01/01/2008 to 12/31/2008........     1.121357          0.649277               282
   01/01/2009 to 12/31/2009........     0.649277          0.830666               237
   01/01/2010 to 12/31/2010........     0.830666          1.076434               159
   01/01/2011 to 12/31/2011........     1.076434          1.091184               164
   01/01/2012 to 12/31/2012........     1.091184          1.193750               147
   01/01/2013 to 12/31/2013........     1.193750          1.747539               128
   01/01/2014 to 12/31/2014........     1.747539          1.740219               125
Lord Abbett Bond Debenture Sub-Account
   01/01/2005 to 12/31/2005........     1.691738          1.694040               986
   01/01/2006 to 12/31/2006........     1.694040          1.824279               876
   01/01/2007 to 12/31/2007........     1.824279          1.917566               661
   01/01/2008 to 12/31/2008........     1.917566          1.539848               489
   01/01/2009 to 12/31/2009........     1.539848          2.077856               406
   01/01/2010 to 12/31/2010........     2.077856          2.315798               327
   01/01/2011 to 12/31/2011........     2.315798          2.386691               274
   01/01/2012 to 12/31/2012........     2.386691          2.659369               249
   01/01/2013 to 12/31/2013........     2.659369          2.833054               222
   01/01/2014 to 12/31/2014........     2.833054          2.930038               226

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Met/Artisan Mid Cap Value Sub-Account
   01/01/2005 to 12/31/2005........     3.412124          3.702507            8,748
   01/01/2006 to 12/31/2006........     3.702507          4.107923            6,778
   01/01/2007 to 12/31/2007........     4.107923          3.775411            5,047
   01/01/2008 to 12/31/2008........     3.775411          2.011046            3,461
   01/01/2009 to 12/31/2009........     2.011046          2.808727            2,728
   01/01/2010 to 12/31/2010........     2.808727          3.187943            2,098
   01/01/2011 to 12/31/2011........     3.187943          3.357827            1,677
   01/01/2012 to 12/31/2012........     3.357827          3.705570            1,414
   01/01/2013 to 12/31/2013........     3.705570          5.003290            1,237
   01/01/2014 to 12/31/2014........     5.003290          5.031330            1,058
Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........     9.988151          9.770311                0
   01/01/2012 to 12/31/2012........     9.770311         10.062522                1
   01/01/2013 to 12/31/2013........    10.062522         10.042820                3
   01/01/2014 to 12/31/2014........    10.042820         10.012955                4
MetLife Asset Allocation 100 Sub-Account (previously MetLife Aggressive Strategy
Sub-Account and before that previously MetLife Aggressive Allocation
Sub-Account )
   05/01/2005 to 12/31/2005........     9.998890         11.154317                0
   01/01/2006 to 12/31/2006........    11.154317         12.728431                5
   01/01/2007 to 12/31/2007........    12.728431         12.967316                6
   01/01/2008 to 12/31/2008........    12.967316          7.618288                2
   01/01/2009 to 12/31/2009........     7.618288          9.882922                7
   01/01/2010 to 12/31/2010........     9.882922         11.280368                7
   01/01/2011 to 04/29/2011........    11.280368         12.233901                0
MetLife Asset Allocation 100 Sub-Account (previously MetLife Aggressive Strategy
Sub-Account)
   05/02/2011 to 12/31/2011........    12.197355         10.449544                5
   01/01/2012 to 12/31/2012........    10.449544         12.034607                5
   01/01/2013 to 12/31/2013........    12.034607         15.376710                5
   01/01/2014 to 12/31/2014........    15.376710         15.942485                0
MetLife Asset Allocation 20 Sub-Account (previously MetLife Conservative Allocation
Sub-Account)
   05/01/2005 to 12/31/2005........     9.998890         10.303196                0
   01/01/2006 to 12/31/2006........    10.303196         10.865903                0
   01/01/2007 to 12/31/2007........    10.865903         11.316619               10
   01/01/2008 to 12/31/2008........    11.316619          9.558154                5
   01/01/2009 to 12/31/2009........     9.558154         11.365529               14
   01/01/2010 to 12/31/2010........    11.365529         12.340288               26
   01/01/2011 to 12/31/2011........    12.340288         12.571143               26
   01/01/2012 to 12/31/2012........    12.571143         13.540123               19
   01/01/2013 to 12/31/2013........    13.540123         13.931117               25
   01/01/2014 to 12/31/2014........    13.931117         14.358933               18
MetLife Asset Allocation 40 Sub-Account (previously MetLife Conservative to Moderate
Allocation Sub-Account)
   05/01/2005 to 12/31/2005........     9.998890         10.521194                3
   01/01/2006 to 12/31/2006........    10.521194         11.358570               22
   01/01/2007 to 12/31/2007........    11.358570         11.744566               20
   01/01/2008 to 12/31/2008........    11.744566          9.084384               10
   01/01/2009 to 12/31/2009........     9.084384         11.084639               18
   01/01/2010 to 12/31/2010........    11.084639         12.196578               23
   01/01/2011 to 12/31/2011........    12.196578         12.159587               21
   01/01/2012 to 12/31/2012........    12.159587         13.370615               20
   01/01/2013 to 12/31/2013........    13.370615         14.632471               35
   01/01/2014 to 12/31/2014........    14.632471         15.147446               33
MetLife Asset Allocation 60 Sub-Account (previously MetLife Moderate Allocation
Sub-Account)
   05/01/2005 to 12/31/2005........     9.998890         10.752070               33
   01/01/2006 to 12/31/2006........    10.752070         11.864211               50
   01/01/2007 to 12/31/2007........    11.864211         12.212966              191
   01/01/2008 to 12/31/2008........    12.212966          8.598781               92
   01/01/2009 to 12/31/2009........     8.598781         10.734178               55
   01/01/2010 to 12/31/2010........    10.734178         11.985154               75
   01/01/2011 to 12/31/2011........    11.985154         11.662905               66
   01/01/2012 to 12/31/2012........    11.662905         13.029216               56
   01/01/2013 to 12/31/2013........    13.029216         15.166317               58
   01/01/2014 to 12/31/2014........    15.166317         15.718641               52

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MetLife Asset Allocation 80 Sub-Account (previously MetLife Moderate to Aggressive
Allocation Sub-Account)
   05/01/2005 to 12/31/2005........     9.998890         10.978002               23
   01/01/2006 to 12/31/2006........    10.978002         12.370963                6
   01/01/2007 to 12/31/2007........    12.370963         12.674050               14
   01/01/2008 to 12/31/2008........    12.674050          8.112797               36
   01/01/2009 to 12/31/2009........     8.112797         10.332691               51
   01/01/2010 to 12/31/2010........    10.332691         11.692655               76
   01/01/2011 to 12/31/2011........    11.692655         11.101034               68
   01/01/2012 to 12/31/2012........    11.101034         12.636476               57
   01/01/2013 to 12/31/2013........    12.636476         15.497971               55
   01/01/2014 to 12/31/2014........    15.497971         16.089416               49
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B))
   04/29/2013 to 12/31/2013........    11.658203         13.293643                0
   01/01/2014 to 04/25/2014........    13.293643         13.242017                0
MetLife Asset Allocation 80 Sub-Account (previously MetLife Growth Strategy Sub-Account
(Class B) and before that Met/Franklin Templeton Founding
Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          7.036062                0
   01/01/2009 to 12/31/2009........     7.036062          8.923673                2
   01/01/2010 to 12/31/2010........     8.923673          9.688484                2
   01/01/2011 to 12/31/2011........     9.688484          9.390555                0
   01/01/2012 to 12/31/2012........     9.390555         10.757716                1
   01/01/2013 to 04/26/2013........    10.757716         11.583096                0
MetLife Mid Cap Stock Index Sub-Account
   01/01/2005 to 12/31/2005........     1.308103          1.445754            1,012
   01/01/2006 to 12/31/2006........     1.445754          1.566577              598
   01/01/2007 to 12/31/2007........     1.566577          1.661625              502
   01/01/2008 to 12/31/2008........     1.661625          1.042930              366
   01/01/2009 to 12/31/2009........     1.042930          1.407348              258
   01/01/2010 to 12/31/2010........     1.407348          1.749425              213
   01/01/2011 to 12/31/2011........     1.749425          1.688259              159
   01/01/2012 to 12/31/2012........     1.688259          1.954128              142
   01/01/2013 to 12/31/2013........     1.954128          2.560871              141
   01/01/2014 to 12/31/2014........     2.560871          2.759613              138
MetLife Stock Index Sub-Account
   01/01/2005 to 12/31/2005........     3.701757          3.812071              643
   01/01/2006 to 12/31/2006........     3.812071          4.332252              466
   01/01/2007 to 12/31/2007........     4.332252          4.486461              355
   01/01/2008 to 12/31/2008........     4.486461          2.776952              212
   01/01/2009 to 12/31/2009........     2.776952          3.449865              180
   01/01/2010 to 12/31/2010........     3.449865          3.896822              166
   01/01/2011 to 12/31/2011........     3.896822          3.907545              142
   01/01/2012 to 12/31/2012........     3.907545          4.449638              116
   01/01/2013 to 12/31/2013........     4.449638          5.781548              100
   01/01/2014 to 12/31/2014........     5.781548          6.451175               82
MFS(R) Research International Sub-Account
   01/01/2005 to 12/31/2005........     1.134143          1.302739              992
   01/01/2006 to 12/31/2006........     1.302739          1.626745              978
   01/01/2007 to 12/31/2007........     1.626745          1.818114              695
   01/01/2008 to 12/31/2008........     1.818114          1.033771              546
   01/01/2009 to 12/31/2009........     1.033771          1.341854              344
   01/01/2010 to 12/31/2010........     1.341854          1.474851              271
   01/01/2011 to 12/31/2011........     1.474851          1.299209              198
   01/01/2012 to 12/31/2012........     1.299209          1.495845              181
   01/01/2013 to 12/31/2013........     1.495845          1.759986              154
   01/01/2014 to 12/31/2014........     1.759986          1.615714              132
MFS(R) Total Return Sub-Account (Class E)
   01/01/2005 to 12/31/2005........    41.490362         42.144039              467
   01/01/2006 to 12/31/2006........    42.144039         46.585191              379
   01/01/2007 to 12/31/2007........    46.585191         47.897748              306
   01/01/2008 to 12/31/2008........    47.897748         36.731880              215
   01/01/2009 to 12/31/2009........    36.731880         42.914039              177
   01/01/2010 to 12/31/2010........    42.914039         46.538129              147
   01/01/2011 to 12/31/2011........    46.538129         46.950508              126
   01/01/2012 to 12/31/2012........    46.950508         51.606905              107
   01/01/2013 to 12/31/2013........    51.606905         60.494994               90
   01/01/2014 to 12/31/2014........    60.494994         64.743797               79
MFS(R) Value Sub-Account (Class A)
   04/29/2013 to 12/31/2013........     3.191840          3.737850            1,618
   01/01/2014 to 12/31/2014........     3.737850          4.086321            1,371

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
MFS(R) Value Sub-Account (Class A) (previously FI Value Leaders Sub-Account (Class A))
   01/01/2005 to 12/31/2005........    2.678230           2.925027           10,163
   01/01/2006 to 12/31/2006........    2.925027           3.230226            8,413
   01/01/2007 to 12/31/2007........    3.230226           3.320480            6,236
   01/01/2008 to 12/31/2008........    3.320480           1.999940            4,115
   01/01/2009 to 12/31/2009........    1.999940           2.404152            3,374
   01/01/2010 to 12/31/2010........    2.404152           2.717356            2,757
   01/01/2011 to 12/31/2011........    2.717356           2.516118            2,199
   01/01/2012 to 12/31/2012........    2.516118           2.873558            1,831
   01/01/2013 to 04/26/2013........    2.873558           3.166688                0
MFS(R) Value Sub-Account (Class A) (previously Met/Franklin Mutual Shares Sub-Account
(Class B))
   04/28/2008 to 12/31/2008........    9.998521           6.602417                0
   01/01/2009 to 12/31/2009........    6.602417           8.134815                0
   01/01/2010 to 12/31/2010........    8.134815           8.910472                0
   01/01/2011 to 12/31/2011........    8.910472           8.743155                0
   01/01/2012 to 12/31/2012........    8.743155           9.825638                0
   01/01/2013 to 04/26/2013........    9.825638          10.764812                0
MFS(R) Value Sub-Account (Class A) (previously MFS(R) Value Sub-Account (Class E))
   01/01/2005 to 12/31/2005........    1.321295           1.283517            1,083
   01/01/2006 to 12/31/2006........    1.283517           1.493445              540
   01/01/2007 to 12/31/2007........    1.493445           1.415429              365
   01/01/2008 to 12/31/2008........    1.415429           0.927051              181
   01/01/2009 to 12/31/2009........    0.927051           1.103678              209
   01/01/2010 to 12/31/2010........    1.103678           1.211421              156
   01/01/2011 to 12/31/2011........    1.211421           1.204841              135
   01/01/2012 to 12/31/2012........    1.204841           1.383459              131
   01/01/2013 to 04/26/2013........    1.383459           1.569158                0
Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010........    1.295933           1.505614              159
   01/01/2011 to 12/31/2011........    1.505614           1.382641              117
   01/01/2012 to 12/31/2012........    1.382641           1.490612              110
   01/01/2013 to 12/31/2013........    1.490612           2.044522               94
   01/01/2014 to 12/31/2014........    2.044522           2.037563               71
Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2005 to 12/31/2005........    1.656255           1.742990              401
   01/01/2006 to 12/31/2006........    1.742990           1.918448              298
   01/01/2007 to 12/31/2007........    1.918448           2.046087              250
   01/01/2008 to 12/31/2008........    2.046087           0.899628              183
   01/01/2009 to 12/31/2009........    0.899628           1.185187              181
   01/01/2010 to 04/30/2010........    1.185187           1.282944                0
MSCI EAFE(R) Index Sub-Account
   01/01/2005 to 12/31/2005........    1.115629           1.243057              930
   01/01/2006 to 12/31/2006........    1.243057           1.538514            1,346
   01/01/2007 to 12/31/2007........    1.538514           1.677449              871
   01/01/2008 to 12/31/2008........    1.677449           0.956529              297
   01/01/2009 to 12/31/2009........    0.956529           1.210659              238
   01/01/2010 to 12/31/2010........    1.210659           1.288947              203
   01/01/2011 to 12/31/2011........    1.288947           1.110837              117
   01/01/2012 to 12/31/2012........    1.110837           1.293389              100
   01/01/2013 to 12/31/2013........    1.293389           1.550662               84
   01/01/2014 to 12/31/2014........    1.550662           1.433981               73
Neuberger Berman Genesis Sub-account (Class A)
   01/01/2005 to 12/31/2005........    1.832998           1.883604            4,282
   01/01/2006 to 12/31/2006........    1.883604           2.169313            2,938
   01/01/2007 to 12/31/2007........    2.169313           2.066181            2,053
   01/01/2008 to 12/31/2008........    2.066181           1.255554            1,372
   01/01/2009 to 12/31/2009........    1.255554           1.401636            1,011
   01/01/2010 to 12/31/2010........    1.401636           1.681238              682
   01/01/2011 to 12/31/2011........    1.681238           1.754969              524
   01/01/2012 to 12/31/2012........    1.754969           1.904907              398
   01/01/2013 to 12/31/2013........    1.904907           2.603370              368
   01/01/2014 to 12/31/2014........    2.603370           2.568732              317

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Neuberger Berman Genesis Sub-account (Class A) (previously MLA Mid Cap Sub-Account (Class
B))
   01/01/2005 to 12/31/2005........     1.358861          1.448732              294
   01/01/2006 to 12/31/2006........     1.448732          1.639116              241
   01/01/2007 to 12/31/2007........     1.639116          1.573190              222
   01/01/2008 to 12/31/2008........     1.573190          0.957591               95
   01/01/2009 to 12/31/2009........     0.957591          1.292055               73
   01/01/2010 to 12/31/2010........     1.292055          1.566132               66
   01/01/2011 to 12/31/2011........     1.566132          1.463649               59
   01/01/2012 to 12/31/2012........     1.463649          1.520243               53
   01/01/2013 to 04/26/2013........     1.520243          1.648624                0
Oppenheimer Global Equity Sub-Account (Class B)
   01/01/2005 to 12/31/2005........    14.768490         16.899352                7
   01/01/2006 to 12/31/2006........    16.899352         19.399664               17
   01/01/2007 to 12/31/2007........    19.399664         20.336532               24
   01/01/2008 to 12/31/2008........    20.336532         11.925807               16
   01/01/2009 to 12/31/2009........    11.925807         16.448883               16
   01/01/2010 to 12/31/2010........    16.448883         18.813115               13
   01/01/2011 to 12/31/2011........    18.813115         17.001195               13
   01/01/2012 to 12/31/2012........    17.001195         20.323634               11
   01/01/2013 to 12/31/2013........    20.323634         25.487685                6
   01/01/2014 to 12/31/2014........    25.487685         25.684603                5
Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
Sub-Account (Class B))
   04/28/2008 to 12/31/2008........     9.998521          6.571545                1
   01/01/2009 to 12/31/2009........     6.571545          8.598370                4
   01/01/2010 to 12/31/2010........     8.598370          9.132809                4
   01/01/2011 to 12/31/2011........     9.132809          8.389136                0
   01/01/2012 to 12/31/2012........     8.389136         10.114581                0
   01/01/2013 to 04/26/2013........    10.114581         10.754565                0
PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006........    11.011996         11.123317                1
   01/01/2007 to 12/31/2007........    11.123317         12.158272                1
   01/01/2008 to 12/31/2008........    12.158272         11.168440               48
   01/01/2009 to 12/31/2009........    11.168440         13.007420               49
   01/01/2010 to 12/31/2010........    13.007420         13.829007               43
   01/01/2011 to 12/31/2011........    13.829007         15.164120               54
   01/01/2012 to 12/31/2012........    15.164120         16.325806               51
   01/01/2013 to 12/31/2013........    16.325806         14.612945               32
   01/01/2014 to 12/31/2014........    14.612945         14.834096               28
PIMCO Total Return Sub-Account
   01/01/2005 to 12/31/2005........     1.211615          1.222281            4,692
   01/01/2006 to 12/31/2006........     1.222281          1.260416            3,957
   01/01/2007 to 12/31/2007........     1.260416          1.337485            2,999
   01/01/2008 to 12/31/2008........     1.337485          1.324909            2,470
   01/01/2009 to 12/31/2009........     1.324909          1.542806            2,274
   01/01/2010 to 12/31/2010........     1.542806          1.646486            1,866
   01/01/2011 to 12/31/2011........     1.646486          1.675954            1,601
   01/01/2012 to 12/31/2012........     1.675954          1.806648            1,516
   01/01/2013 to 12/31/2013........     1.806648          1.748282            1,197
   01/01/2014 to 12/31/2014........     1.748282          1.797141              887
Russell 2000(R) Index Sub-Account
   01/01/2005 to 12/31/2005........     1.547069          1.592021            1,161
   01/01/2006 to 12/31/2006........     1.592021          1.846872              863
   01/01/2007 to 12/31/2007........     1.846872          1.790916              439
   01/01/2008 to 12/31/2008........     1.790916          1.171912              300
   01/01/2009 to 12/31/2009........     1.171912          1.452886              211
   01/01/2010 to 12/31/2010........     1.452886          1.814392              175
   01/01/2011 to 12/31/2011........     1.814392          1.713368              140
   01/01/2012 to 12/31/2012........     1.713368          1.961596               86
   01/01/2013 to 12/31/2013........     1.961596          2.674238               90
   01/01/2014 to 12/31/2014........     2.674238          2.764531               85
SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006........    10.516543         11.167932                0
   01/01/2007 to 12/31/2007........    11.167932         11.612201                0
   01/01/2008 to 12/31/2008........    11.612201          8.585165                0
   01/01/2009 to 12/31/2009........     8.585165         10.578000               37
   01/01/2010 to 12/31/2010........    10.578000         11.713478               37
   01/01/2011 to 12/31/2011........    11.713478         11.679350               37
   01/01/2012 to 12/31/2012........    11.679350         13.001985               51
   01/01/2013 to 12/31/2013........    13.001985         14.486441               17
   01/01/2014 to 12/31/2014........    14.486441         15.122826                2

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006........    10.707472         11.422896                 0
   01/01/2007 to 12/31/2007........    11.422896         11.902093                 0
   01/01/2008 to 12/31/2008........    11.902093          7.870891                 0
   01/01/2009 to 12/31/2009........     7.870891         10.024997                 4
   01/01/2010 to 12/31/2010........    10.024997         11.290529                12
   01/01/2011 to 12/31/2011........    11.290529         10.902269                 9
   01/01/2012 to 12/31/2012........    10.902269         12.372127                10
   01/01/2013 to 12/31/2013........    12.372127         14.412193                10
   01/01/2014 to 12/31/2014........    14.412193         14.983765                 1
T. Rowe Price Large Cap Growth Sub-Account (Class B)
   01/01/2005 to 12/31/2005........     1.213800          1.273345               690
   01/01/2006 to 12/31/2006........     1.273345          1.418156               357
   01/01/2007 to 12/31/2007........     1.418156          1.527073               352
   01/01/2008 to 12/31/2008........     1.527073          0.873753               412
   01/01/2009 to 12/31/2009........     0.873753          1.233030               407
   01/01/2010 to 12/31/2010........     1.233030          1.420190               350
   01/01/2011 to 12/31/2011........     1.420190          1.382477               293
   01/01/2012 to 12/31/2012........     1.382477          1.618537               276
   01/01/2013 to 12/31/2013........     1.618537          2.215908               308
   01/01/2014 to 12/31/2014........     2.215908          2.379145               339
T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology Sub-Account
(Class B))
   01/01/2005 to 12/31/2005........     0.434889          0.476338               525
   01/01/2006 to 12/31/2006........     0.476338          0.495094               330
   01/01/2007 to 12/31/2007........     0.495094          0.642392               334
   01/01/2008 to 12/31/2008........     0.642392          0.352036               219
   01/01/2009 to 12/31/2009........     0.352036          0.552146               151
   01/01/2010 to 12/31/2010........     0.552146          0.695587               241
   01/01/2011 to 12/31/2011........     0.695587          0.618370               173
   01/01/2012 to 12/31/2012........     0.618370          0.683961               155
   01/01/2013 to 04/26/2013........     0.683961          0.715346                 0
T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     0.713018          0.806381             2,310
   01/01/2006 to 12/31/2006........     0.806381          0.844638             3,167
   01/01/2007 to 12/31/2007........     0.844638          0.980220             2,209
   01/01/2008 to 12/31/2008........     0.980220          0.582646             1,241
   01/01/2009 to 12/31/2009........     0.582646          0.836223               901
   01/01/2010 to 12/31/2010........     0.836223          1.053407               688
   01/01/2011 to 12/31/2011........     1.053407          1.022186               590
   01/01/2012 to 12/31/2012........     1.022186          1.146390               554
   01/01/2013 to 12/31/2013........     1.146390          1.544735               459
   01/01/2014 to 12/31/2014........     1.544735          1.718709               524
T. Rowe Price Small Cap Growth Sub-Account
   01/01/2005 to 12/31/2005........     1.325197          1.447557                90
   01/01/2006 to 12/31/2006........     1.447557          1.480039               178
   01/01/2007 to 12/31/2007........     1.480039          1.599275               130
   01/01/2008 to 12/31/2008........     1.599275          1.004753                88
   01/01/2009 to 12/31/2009........     1.004753          1.374260                82
   01/01/2010 to 12/31/2010........     1.374260          1.825815                97
   01/01/2011 to 12/31/2011........     1.825815          1.827451                89
   01/01/2012 to 12/31/2012........     1.827451          2.089630                97
   01/01/2013 to 12/31/2013........     2.089630          2.972263                82
   01/01/2014 to 12/31/2014........     2.972263          3.127307                85
Western Asset Management Strategic Bond Opportunities Sub-Account
   01/01/2005 to 12/31/2005........     2.033569          2.063218            10,925
   01/01/2006 to 12/31/2006........     2.063218          2.138547             8,683
   01/01/2007 to 12/31/2007........     2.138547          2.194786             6,608
   01/01/2008 to 12/31/2008........     2.194786          1.840216             4,403
   01/01/2009 to 12/31/2009........     1.840216          2.400522             3,530
   01/01/2010 to 12/31/2010........     2.400522          2.669730             2,815
   01/01/2011 to 12/31/2011........     2.669730          2.795757             2,266
   01/01/2012 to 12/31/2012........     2.795757          3.075143             1,965
   01/01/2013 to 12/31/2013........     3.075143          3.067073             1,680
   01/01/2014 to 12/31/2014........     3.067073          3.191466             1,406

                                                1.35% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
Western Asset Management U.S. Government Sub-Account
   01/01/2005 to 12/31/2005........     1.623851          1.629753             5,834
   01/01/2006 to 12/31/2006........     1.629753          1.674873             4,314
   01/01/2007 to 12/31/2007........     1.674873          1.724243             3,410
   01/01/2008 to 12/31/2008........     1.724243          1.694937             2,337
   01/01/2009 to 12/31/2009........     1.694937          1.744654             2,037
   01/01/2010 to 12/31/2010........     1.744654          1.821281             1,571
   01/01/2011 to 12/31/2011........     1.821281          1.895913             1,370
   01/01/2012 to 12/31/2012........     1.895913          1.933390             1,240
   01/01/2013 to 12/31/2013........     1.933390          1.893384             1,055
   01/01/2014 to 12/31/2014........     1.893384          1.920495               987
WMC Balanced Sub-Account (previously BlackRock Diversified Sub-Account (Class B))
   01/01/2005 to 12/31/2005........    38.474665         39.030259                 2
   01/01/2006 to 12/31/2006........    39.030259         42.453752                 1
   01/01/2007 to 12/31/2007........    42.453752         44.233819                 1
   01/01/2008 to 12/31/2008........    44.233819         32.744483                 1
   01/01/2009 to 12/31/2009........    32.744483         37.797645                 1
   01/01/2010 to 12/31/2010........    37.797645         40.764419                 0
   01/01/2011 to 12/31/2011........    40.764419         41.662360                 0
   01/01/2012 to 12/31/2012........    41.662360         46.077383                 0
   01/01/2013 to 12/31/2013........    46.077383         54.677267                 0
   01/01/2014 to 12/31/2014........    54.677267         59.489725                 1
WMC Core Equity Opportunities Sub-Account (previously Davis Venture Value Sub-Account
(Class A))
   01/01/2005 to 12/31/2005........     3.166266          3.445613            21,160
   01/01/2006 to 12/31/2006........     3.445613          3.895200            16,796
   01/01/2007 to 12/31/2007........     3.895200          4.018597            12,595
   01/01/2008 to 12/31/2008........     4.018597          2.404504             8,996
   01/01/2009 to 12/31/2009........     2.404504          3.131078             7,105
   01/01/2010 to 12/31/2010........     3.131078          3.459797             5,661
   01/01/2011 to 12/31/2011........     3.459797          3.275792             4,470
   01/01/2012 to 12/31/2012........     3.275792          3.647302             3,841
   01/01/2013 to 12/31/2013........     3.647302          4.811084             3,296
   01/01/2014 to 12/31/2014........     4.811084          5.251368             2,807
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Core Sub-Account (Class
B))
   04/30/2007 to 12/31/2007........     7.903839          7.974359                14
   01/01/2008 to 12/31/2008........     7.974359          4.932059                13
   01/01/2009 to 12/31/2009........     4.932059          5.800016                31
   01/01/2010 to 12/31/2010........     5.800016          6.434971                22
   01/01/2011 to 12/31/2011........     6.434971          6.365065                 5
   01/01/2012 to 12/31/2012........     6.365065          7.121518                 4
   01/01/2013 to 12/31/2013........     7.121518          9.434750                 4
   01/01/2014 to 12/31/2014........     9.434750         10.565327                10
WMC Large Cap Research Sub-Account (previously BlackRock Large Cap Core Sub-Account and before that BlackRock Large Cap Sub-Account)
   01/01/2005 to 12/31/2005........     6.637413          6.765857                13
   01/01/2006 to 12/31/2006........     6.765857          7.598828                16
   01/01/2007 to 04/27/2007........     7.598828          7.970421                 0





                                                1.60% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006........   14.560847         15.263925                4
   01/01/2007 to 12/31/2007........   15.263925         15.520310               37
   01/01/2008 to 12/31/2008........   15.520310         13.845478               33
   01/01/2009 to 12/31/2009........   13.845478         15.343360               38
   01/01/2010 to 12/31/2010........   15.343360         16.072959               25
   01/01/2011 to 12/31/2011........   16.072959         16.783999               19
   01/01/2012 to 12/31/2012........   16.783999         17.403721               18
   01/01/2013 to 12/31/2013........   17.403721         16.757799                9
   01/01/2014 to 12/31/2014........   16.757799         17.362262                6

                                                1.60% VARIABLE ACCOUNT CHARGE
                                    ------------------------------------------------------
                                                                            NUMBER OF
                                      ACCUMULATION                      ACCUMULATION UNITS
                                     UNIT VALUE AT     ACCUMULATION     OUTSTANDING AT END
                                      BEGINNING OF     UNIT VALUE AT      OF PERIOD (IN
                                         PERIOD      ENDING OF PERIOD       THOUSANDS)
                                    --------------- ------------------ -------------------
American Funds Global Small Capitalization Sub-Account
   01/01/2005 to 12/31/2005........     1.925838          2.375872              908
   01/01/2006 to 12/31/2006........     2.375872          2.900704            1,389
   01/01/2007 to 12/31/2007........     2.900704          3.466071            1,153
   01/01/2008 to 12/31/2008........     3.466071          1.585284              620
   01/01/2009 to 12/31/2009........     1.585284          2.516436              538
   01/01/2010 to 12/31/2010........     2.516436          3.031619              430
   01/01/2011 to 12/31/2011........     3.031619          2.412378              321
   01/01/2012 to 12/31/2012........     2.412378          2.805424              246
   01/01/2013 to 12/31/2013........     2.805424          3.541667              224
   01/01/2014 to 12/31/2014........     3.541667          3.559431              189
American Funds Growth Sub-Account
   01/01/2005 to 12/31/2005........    12.276345         14.038347              783
   01/01/2006 to 12/31/2006........    14.038347         15.227786              672
   01/01/2007 to 12/31/2007........    15.227786         16.835174              521
   01/01/2008 to 12/31/2008........    16.835174          9.282170              370
   01/01/2009 to 12/31/2009........     9.282170         12.735065              304
   01/01/2010 to 12/31/2010........    12.735065         14.874351              201
   01/01/2011 to 12/31/2011........    14.874351         14.012637              143
   01/01/2012 to 12/31/2012........    14.012637         16.256137              125
   01/01/2013 to 12/31/2013........    16.256137         20.814004              105
   01/01/2014 to 12/31/2014........    20.814004         22.226580               87
American Funds Growth-Income Sub-Account
   01/01/2005 to 12/31/2005........     9.373505          9.763169              953
   01/01/2006 to 12/31/2006........     9.763169         11.069431              767
   01/01/2007 to 12/31/2007........    11.069431         11.442093              647
   01/01/2008 to 12/31/2008........    11.442093          6.998060              462
   01/01/2009 to 12/31/2009........     6.998060          9.038552              299
   01/01/2010 to 12/31/2010........     9.038552          9.911591              199
   01/01/2011 to 12/31/2011........     9.911591          9.576075              158
   01/01/2012 to 12/31/2012........     9.576075         11.070735              139
   01/01/2013 to 12/31/2013........    11.070735         14.544951              137
   01/01/2014 to 12/31/2014........    14.544951         15.836328              121


DISCONTINUED ELIGIBLE FUNDS


     Effective as of May 1, 2015:

     Met Investors Series Trust: AllianceBernstein Global Dynamic Allocation Portfolio was renamed AB Global Dynamic Allocation Portfolio.


     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series
Trust: ClearBridge Aggressive Growth Portfolio (Class A); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For additional information about Eligible Fund mergers and substitutions, please see "Investment Advice" in the Statement of Additional Information.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                             AMERICAN GROWTH SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                  MAY 1, 2015


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2015 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036.

                               TABLE OF CONTENTS





                                                                       PAGE
                                                                      ------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
CUSTODIAN..........................................................   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-7
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
   Money Market Yield..............................................   II-9
   Other Sub-Account Yields........................................   II-10
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...............   II-13
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.................   II-13
THE FIXED ACCOUNT..................................................   II-14
TAX STATUS OF THE CONTRACTS........................................   II-15
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-16
LEGAL MATTERS......................................................   II-16
FINANCIAL STATEMENTS...............................................   1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.



                                   CUSTODIAN

     The Company, One Financial Center, Boston, MA 02111, is the custodian of the assets of the Variable Account. The custodian has custody of all cash of the Variable Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Variable Account.



                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") as the Adviser to the Metropolitan Fund and the Met Investors Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond

Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers> Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutusl Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II merged into ClearBridge Aggressive Growth Portfolio.

     Effective April 28, 2014, MetLife Growth Strategy Portfolio merged into MetLife Asset Allocation 80 Portfolio.

     Effective April 28, 2014, Lord Abbett Mid Cap Value Portfolio changed its name to Invesco Mid Cap Value Portfolio.

     Effective April 28, 2014, MetLife Aggressive Strategy Portfolio changed its name to MetLife Asset Allocation 100 Portfolio.

     Effective April 28, 2014, MetLife Conservative Allocation Portfolio changed its name to MetLife Asset Allocation 20 Portfolio.

     Effective April 28, 2014, MetLife Conservative to Moderate Allocation Portfolio changed its name to MetLife Asset Allocation 40 Portfolio.

     Effective April 28, 2014, MetLife Moderate Allocation Portfolio changed its name to MetLife Asset Allocation 60 Portfolio.

     Effective April 28, 2014, MetLife Moderate to Aggressive Allocation Portfolio changed its name to MetLife Asset Allocation 80 Portfolio.

     Effective April 28, 2014, BlackRock Diversified Portfolio changed its name to WMC Balanced Portfolio.

     Effective April 28, 2014, Davis Venture Value Portfolio changed its name to WMC Core Equity Opportunities Portfolio.

     Effective April 28, 2014, BlackRock Large Cap Core Portfolio changed its name to WMC Large Cap Research Portfolio.


     Effective May 1, 2015, the AllianceBernstein Global Dynamic Allocation Portfolio changed its name to AB Global Dynamic Allocation Portfolio.



                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


     MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:



                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2012..........$11,265,230        $0
   2013..........$ 8,288,569        $0
   2014..........$ 8,042,529        $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a sub-account for 1, 5 and 10 years, or for a shorter period, if applicable.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

     The current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.


OTHER SUB-ACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

     The 30-day or one-month yield is calculated according to the following formula:
                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)


     Where:

   NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.


                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") any subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined no more than 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Investment Return of 5% from which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. Currently we are not imposing these restrictions but we have right to reimpose them at any time. These limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the Investment Return which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and
(2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the BlackRock Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                    AMERICAN FUNDS
                                              AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                   BOND             CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   ------------------   -------------------
ASSETS:
   Investments at fair value..............  $        36,076,437   $       115,675,915   $      342,821,793   $       217,951,156
   Due from New England Life
     Insurance Company....................                   --                    --                   --                    --
                                            -------------------   -------------------   ------------------   -------------------
       Total Assets.......................           36,076,437           115,675,915          342,821,793           217,951,156
                                            -------------------   -------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees...........................                  118                   167                  214                   160
   Due to New England Life
     Insurance Company....................                    4                     1                    3                    --
                                            -------------------   -------------------   ------------------   -------------------
       Total Liabilities..................                  122                   168                  217                   160
                                            -------------------   -------------------   ------------------   -------------------

NET ASSETS................................  $        36,076,315   $       115,675,747   $      342,821,576   $       217,950,996
                                            ===================   ===================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        36,076,315   $       115,306,831   $      342,191,123   $       217,440,136
   Net assets from contracts in payout....                   --               368,916              630,453               510,860
                                            -------------------   -------------------   ------------------   -------------------
       Total Net Assets...................  $        36,076,315   $       115,675,747   $      342,821,576   $       217,950,996
                                            ===================   ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                  MIST                MIST
                                            ALLIANCEBERNSTEIN    ALLIANZ GLOBAL        MIST AMERICAN         MIST AMERICAN
                                             GLOBAL DYNAMIC     INVESTORS DYNAMIC     FUNDS BALANCED         FUNDS GROWTH
                                               ALLOCATION       MULTI-ASSET PLUS        ALLOCATION            ALLOCATION
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,238,871  $            98,080  $       179,851,205  $       338,829,310
   Due from New England Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            4,238,871               98,080          179,851,205          338,829,310
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                   29                   37                   64
   Due to New England Life
     Insurance Company..................                   --                   --                   --                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                   29                   37                   66
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         4,238,825  $            98,051  $       179,851,168  $       338,829,244
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,238,825  $            98,051  $       179,851,168  $       338,829,244
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         4,238,825  $            98,051  $       179,851,168  $       338,829,244
                                          ===================  ===================  ===================  ===================


                                              MIST AMERICAN                            MIST BLACKROCK
                                             FUNDS MODERATE       MIST AQR GLOBAL      GLOBAL TACTICAL        MIST CLARION
                                               ALLOCATION          RISK BALANCED         STRATEGIES        GLOBAL REAL ESTATE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       139,175,164  $         12,605,241  $         8,539,686  $        66,325,462
   Due from New England Life
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          139,175,164            12,605,241            8,539,686           66,325,462
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   72                    53                   83                  103
   Due to New England Life
     Insurance Company..................                    1                     1                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   73                    54                   84                  104
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       139,175,091  $         12,605,187  $         8,539,602  $        66,325,358
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       139,175,091  $         12,605,187  $         8,539,602  $        66,325,358
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       139,175,091  $         12,605,187  $         8,539,602  $        66,325,358
                                          ===================  ====================  ===================  ===================


                                                                     MIST HARRIS
                                            MIST CLEARBRIDGE           OAKMARK
                                            AGGRESSIVE GROWTH       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         86,973,311  $       119,014,277
   Due from New England Life
     Insurance Company..................                    --                    7
                                          --------------------  -------------------
       Total Assets.....................            86,973,311          119,014,284
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   255                  203
   Due to New England Life
     Insurance Company..................                     4                   --
                                          --------------------  -------------------
       Total Liabilities................                   259                  203
                                          --------------------  -------------------

NET ASSETS..............................  $         86,973,052  $       119,014,081
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         86,640,180  $       118,577,391
   Net assets from contracts in payout..               332,872              436,690
                                          --------------------  -------------------
       Total Net Assets.................  $         86,973,052  $       119,014,081
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MIST INVESCO                                                    MIST JPMORGAN
                                              BALANCED-RISK        MIST INVESCO         MIST INVESCO          GLOBAL ACTIVE
                                               ALLOCATION          MID CAP VALUE      SMALL CAP GROWTH         ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,871,889  $         65,871,553  $        11,715,129  $         4,530,860
   Due from New England Life
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            5,871,889            65,871,553           11,715,129            4,530,860
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   49                   115                  128                   58
   Due to New England Life
     Insurance Company..................                    1                     2                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   50                   117                  129                   58
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         5,871,839  $         65,871,436  $        11,715,000  $         4,530,802
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,871,839  $         65,283,859  $        11,697,280  $         4,530,802
   Net assets from contracts in payout..                   --               587,577               17,720                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         5,871,839  $         65,871,436  $        11,715,000  $         4,530,802
                                          ===================  ====================  ===================  ===================

                                                                                      MIST MET/FRANKLIN
                                           MIST LOOMIS SAYLES    MIST LORD ABBETT       LOW DURATION          MIST METLIFE
                                             GLOBAL MARKETS       BOND DEBENTURE        TOTAL RETURN      ASSET ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         7,804,639  $         76,461,815  $        10,040,936  $        28,342,579
   Due from New England Life
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            7,804,639            76,461,815           10,040,936           28,342,579
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   92                   139                   90                  160
   Due to New England Life
     Insurance Company..................                   --                     1                    1                    2
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   92                   140                   91                  162
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         7,804,547  $         76,461,675  $        10,040,845  $        28,342,417
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,719,749  $         76,305,114  $        10,040,845  $        28,342,417
   Net assets from contracts in payout..               84,798               156,561                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         7,804,547  $         76,461,675  $        10,040,845  $        28,342,417
                                          ===================  ====================  ===================  ====================

                                                                       MIST
                                              MIST METLIFE      METLIFE MULTI-INDEX
                                              BALANCED PLUS        TARGETED RISK
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         20,771,812  $         2,855,165
   Due from New England Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            20,771,812            2,855,165
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    33                   71
   Due to New England Life
     Insurance Company..................                    --                    2
                                          --------------------  -------------------
       Total Liabilities................                    33                   73
                                          --------------------  -------------------

NET ASSETS..............................  $         20,771,779  $         2,855,092
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         20,771,779  $         2,855,092
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         20,771,779  $         2,855,092
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MIST                                     MIST
                                             MIST MFS RESEARCH     MORGAN STANLEY     MIST OPPENHEIMER      PANAGORA GLOBAL
                                               INTERNATIONAL       MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       57,350,484  $        15,403,321  $        25,199,650  $           14,786
   Due from New England Life
     Insurance Company....................                   3                    3                    1                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          57,350,487           15,403,324           25,199,651              14,786
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 191                  150                  134                   1
   Due to New England Life
     Insurance Company....................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 191                  150                  134                   1
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       57,350,296  $        15,403,174  $        25,199,517  $           14,785
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       57,257,016  $        15,391,204  $        25,197,922  $           14,785
   Net assets from contracts in payout....              93,280               11,970                1,595                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       57,350,296  $        15,403,174  $        25,199,517  $           14,785
                                            ==================  ===================  ===================  ==================

                                                MIST PIMCO
                                                 INFLATION           MIST PIMCO         MIST PYRAMIS         MIST PYRAMIS
                                              PROTECTED BOND        TOTAL RETURN      GOVERNMENT INCOME      MANAGED RISK
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        55,660,999  $      222,814,961  $         1,808,810  $         1,015,171
   Due from New England Life
     Insurance Company....................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           55,660,999         222,814,961            1,808,810            1,015,171
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   92                 185                   36                   54
   Due to New England Life
     Insurance Company....................                    2                   2                    1                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   94                 187                   37                   54
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        55,660,905  $      222,814,774  $         1,808,773  $         1,015,117
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        55,660,905  $      222,398,312  $         1,808,773  $         1,015,117
   Net assets from contracts in payout....                   --             416,462                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        55,660,905  $      222,814,774  $         1,808,773  $         1,015,117
                                            ===================  ==================  ===================  ===================


                                              MIST SCHRODERS      MIST SSGA GROWTH
                                            GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        3,468,232  $        67,926,858
   Due from New England Life
     Insurance Company....................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................           3,468,232           67,926,858
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  54                   52
   Due to New England Life
     Insurance Company....................                   1                    1
                                            ------------------  -------------------
       Total Liabilities..................                  55                   53
                                            ------------------  -------------------

NET ASSETS................................  $        3,468,177  $        67,926,805
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        3,468,177  $        67,926,805
   Net assets from contracts in payout....                  --                   --
                                            ------------------  -------------------
       Total Net Assets...................  $        3,468,177  $        67,926,805
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 MIST SSGA       MIST T. ROWE PRICE        MIST WMC       MSF BAILLIE GIFFORD
                                                GROWTH ETF         MID CAP GROWTH     LARGE CAP RESEARCH  INTERNATIONAL STOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        51,467,170  $       85,709,713  $        17,640,086  $        44,356,498
   Due from New England Life
     Insurance Company....................                   --                   1                   --                    2
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           51,467,170          85,709,714           17,640,086           44,356,500
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                 135                  181                  283
   Due to New England Life
     Insurance Company....................                    1                  --                    2                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                  157                 135                  183                  283
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        51,467,013  $       85,709,579  $        17,639,903  $        44,356,217
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        51,421,350  $       85,501,739  $        17,606,588  $        44,096,329
   Net assets from contracts in payout....               45,663             207,840               33,315              259,888
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        51,467,013  $       85,709,579  $        17,639,903  $        44,356,217
                                            ===================  ==================  ===================  ===================

                                                MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                            AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        54,897,566   $        93,750,362   $       74,762,885   $        43,113,644
   Due from New England Life
     Insurance Company....................                   --                    --                   --                    --
                                            --------------------  -------------------  --------------------  -------------------
       Total Assets.......................           54,897,566            93,750,362           74,762,885            43,113,644
                                            --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  212                   191                  259                   274
   Due to New England Life
     Insurance Company....................                    3                     5                    4                     8
                                            --------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                  215                   196                  263                   282
                                            --------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        54,897,351   $        93,750,166   $       74,762,622   $        43,113,362
                                            ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        54,614,535   $        92,422,889   $       73,192,516   $        42,790,856
   Net assets from contracts in payout....              282,816             1,327,277            1,570,106               322,506
                                            --------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        54,897,351   $        93,750,166   $       74,762,622   $        43,113,362
                                            ====================  ===================  ====================  ===================

                                                MSF BLACKROCK       MSF FRONTIER
                                                MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        44,665,849  $        13,173,761
   Due from New England Life
     Insurance Company....................                   12                   --
                                            -------------------  -------------------
       Total Assets.......................           44,665,861           13,173,761
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  130                  168
   Due to New England Life
     Insurance Company....................                   --                    3
                                            -------------------  -------------------
       Total Liabilities..................                  130                  171
                                            -------------------  -------------------

NET ASSETS................................  $        44,665,731  $        13,173,590
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        44,302,412  $        13,173,590
   Net assets from contracts in payout....              363,319                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        44,665,731  $        13,173,590
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MSF JENNISON       MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                                 GROWTH           SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        20,690,880  $         88,938,409  $        26,507,345  $       118,670,000
   Due from New England Life
     Insurance Company..................                   --                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           20,690,880            88,938,409           26,507,346          118,670,000
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  337                   328                  164                  274
   Due to New England Life
     Insurance Company..................                    2                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  339                   329                  164                  274
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        20,690,541  $         88,938,080  $        26,507,182  $       118,669,726
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,587,300  $         87,733,281  $        26,415,222  $       117,450,624
   Net assets from contracts in payout..              103,241             1,204,799               91,960            1,219,102
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        20,690,541  $         88,938,080  $        26,507,182  $       118,669,726
                                          ===================  ====================  ===================  ===================

                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40  ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        68,920,182   $        150,208,177  $       536,980,319  $       709,612,381
   Due from New England Life
     Insurance Company..................                   --                     --                   --                    1
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................           68,920,182            150,208,177          536,980,319          709,612,382
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   40                     42                   60                   68
   Due to New England Life
     Insurance Company..................                    1                     --                   --                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   41                     42                   60                   68
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        68,920,141   $        150,208,135  $       536,980,259  $       709,612,314
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        68,920,141   $        150,208,135  $       536,980,259  $       709,612,314
   Net assets from contracts in payout..                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        68,920,141   $        150,208,135  $       536,980,259  $       709,612,314
                                          ====================  ====================  ===================  ====================

                                               MSF METLIFE          MSF METLIFE
                                           MID CAP STOCK INDEX      STOCK INDEX
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         47,120,762  $        74,895,550
   Due from New England Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            47,120,762           74,895,550
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   195                  179
   Due to New England Life
     Insurance Company..................                     4                    1
                                          --------------------  -------------------
       Total Liabilities................                   199                  180
                                          --------------------  -------------------

NET ASSETS..............................  $         47,120,563  $        74,895,370
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,925,311  $        74,582,923
   Net assets from contracts in payout..               195,252              312,447
                                          --------------------  -------------------
       Total Net Assets.................  $         47,120,563  $        74,895,370
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               MSF MFS TOTAL                              MSF MSCI           MSF NEUBERGER
                                                  RETURN            MSF MFS VALUE        EAFE INDEX         BERMAN GENESIS
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       49,656,462  $        93,384,702  $        40,202,767  $       95,137,837
   Due from New England Life
     Insurance Company....................                  --                   47                    3                   2
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          49,656,462           93,384,749           40,202,770          95,137,839
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 226                  231                  167                 204
   Due to New England Life
     Insurance Company....................                   4                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 230                  231                  167                 204
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       49,656,232  $        93,384,518  $        40,202,603  $       95,137,635
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       49,043,598  $        91,636,255  $        39,996,095  $       94,640,140
   Net assets from contracts in payout....             612,634            1,748,263              206,508             497,495
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       49,656,232  $        93,384,518  $        40,202,603  $       95,137,635
                                            ==================  ===================  ===================  ==================

                                                                                                            MSF WESTERN ASSET
                                             MSF RUSSELL 2000     MSF T. ROWE PRICE   MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                   INDEX          LARGE CAP GROWTH    SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                            -------------------  ------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        43,088,332  $       70,710,210  $        28,694,688   $        92,517,767
   Due from New England Life
     Insurance Company....................                   --                  --                    2                    --
                                            -------------------  ------------------  -------------------  --------------------
       Total Assets.......................           43,088,332          70,710,210           28,694,690            92,517,767
                                            -------------------  ------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  205                  93                   96                   269
   Due to New England Life
     Insurance Company....................                    2                  --                   --                     5
                                            -------------------  ------------------  -------------------  --------------------
       Total Liabilities..................                  207                  93                   96                   274
                                            -------------------  ------------------  -------------------  --------------------

NET ASSETS................................  $        43,088,125  $       70,710,117  $        28,694,594   $        92,517,493
                                            ===================  ==================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        42,579,564  $       70,391,393  $        28,675,546   $        91,611,168
   Net assets from contracts in payout....              508,561             318,724               19,048               906,325
                                            -------------------  ------------------  -------------------  --------------------
       Total Net Assets...................  $        43,088,125  $       70,710,117  $        28,694,594   $        92,517,493
                                            ===================  ==================  ===================  ====================

                                             MSF WESTERN ASSET
                                                MANAGEMENT             MSF WMC
                                              U.S. GOVERNMENT         BALANCED
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       64,144,749  $         8,642,777
   Due from New England Life
     Insurance Company....................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          64,144,749            8,642,777
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 261                  114
   Due to New England Life
     Insurance Company....................                   2                    2
                                            ------------------  -------------------
       Total Liabilities..................                 263                  116
                                            ------------------  -------------------

NET ASSETS................................  $       64,144,486  $         8,642,661
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       63,198,729  $         8,642,661
   Net assets from contracts in payout....             945,757                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       64,144,486  $         8,642,661
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                                                                      MSF WMC
                                                                                                                    CORE EQUITY
                                                                                                                   OPPORTUNITIES
                                                                                                                    SUBACCOUNT
                                                                                                                -------------------
ASSETS:
   Investments at fair value.................................................................................   $       276,231,966
   Due from New England Life
     Insurance Company.......................................................................................                    --
                                                                                                                -------------------
       Total Assets..........................................................................................           276,231,966
                                                                                                                -------------------
LIABILITIES:
   Accrued fees..............................................................................................                   166
   Due to New England Life
     Insurance Company.......................................................................................                     4
                                                                                                                -------------------
       Total Liabilities.....................................................................................                   170
                                                                                                                -------------------

NET ASSETS...................................................................................................   $       276,231,796
                                                                                                                ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $       273,576,160
   Net assets from contracts in payout.......................................................................             2,655,636
                                                                                                                -------------------
       Total Net Assets......................................................................................   $       276,231,796
                                                                                                                ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                       AMERICAN FUNDS
                                                 AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS
                                                      BOND             CAPITALIZATION            GROWTH           GROWTH-INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            706,976  $            145,058  $         2,697,997  $         2,802,334
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................               579,570             1,924,724            5,476,768            3,488,151
      Administrative charges................                   578                 4,237               12,661               10,739
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................               580,148             1,928,961            5,489,429            3,498,890
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               126,828           (1,783,903)          (2,791,432)            (696,556)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                13,996               564,609           17,680,607           11,060,882
      Realized gains (losses) on sale
        of investments......................              (21,283)             4,339,304           24,863,758           14,574,603
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               (7,287)             4,903,913           42,544,365           25,635,485
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             1,266,248           (2,145,053)         (16,205,800)          (5,478,640)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,258,961             2,758,860           26,338,565           20,156,845
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,385,789  $            974,957  $        23,547,133  $        19,460,289
                                              ====================  ====================  ===================  ===================

                                                      MIST             MIST ALLIANZ
                                                ALLIANCEBERNSTEIN    GLOBAL INVESTORS       MIST AMERICAN         MIST AMERICAN
                                                 GLOBAL DYNAMIC           DYNAMIC          FUNDS BALANCED         FUNDS GROWTH
                                                   ALLOCATION        MULTI-ASSET PLUS        ALLOCATION            ALLOCATION
                                                   SUBACCOUNT         SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             77,740  $               424  $         2,315,555  $          3,487,566
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                54,056                  760            2,314,599             4,224,263
      Administrative charges................                    --                   --                  981                   362
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                54,056                  760            2,315,580             4,224,625
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....                23,684                (336)                 (25)             (737,059)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                77,401                  893           17,679,579            51,718,046
      Realized gains (losses) on sale
        of investments......................                65,912                6,068            3,663,280             5,850,196
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               143,313                6,961           21,342,859            57,568,242
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                65,882                2,584         (12,956,828)          (40,167,949)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               209,195                9,545            8,386,031            17,400,293
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            232,879  $             9,209  $         8,386,006  $         16,663,234
                                              ====================  ===================  ===================  ====================


                                                  MIST AMERICAN
                                                 FUNDS MODERATE        MIST AQR GLOBAL
                                                   ALLOCATION           RISK BALANCED
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,035,688  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................             1,736,566               148,055
      Administrative charges................                   548                    --
                                              --------------------  --------------------
        Total expenses......................             1,737,114               148,055
                                              --------------------  --------------------
           Net investment income (loss).....               298,574             (148,055)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            12,115,429                49,720
      Realized gains (losses) on sale
        of investments......................             2,333,124              (57,451)
                                              --------------------  --------------------
           Net realized gains (losses)......            14,448,553               (7,731)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (8,237,284)               332,352
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,211,269               324,621
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,509,843  $            176,566
                                              ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST BLACKROCK                                                      MIST HARRIS
                                                 GLOBAL TACTICAL        MIST CLARION        MIST CLEARBRIDGE           OAKMARK
                                                   STRATEGIES        GLOBAL REAL ESTATE     AGGRESSIVE GROWTH       INTERNATIONAL
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             87,506  $          1,111,072  $             64,533  $          3,187,835
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................               107,546               887,811               912,161             1,650,768
      Administrative charges................                    --                 1,504                 5,532                 5,909
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               107,546               889,315               917,693             1,656,677
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (20,040)               221,757             (853,160)             1,531,158
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               412,727                    --                    --            12,768,983
      Realized gains (losses) on sale
        of investments......................               112,780             (740,222)             4,284,807             2,854,164
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               525,507             (740,222)             4,284,807            15,623,147
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (135,271)             8,277,488             8,191,774          (26,119,495)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               390,236             7,537,266            12,476,581          (10,496,348)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            370,196  $          7,759,023  $         11,623,421  $        (8,965,190)
                                              ====================  ====================  ====================  ====================

                                                  MIST INVESCO                                                      MIST JPMORGAN
                                                  BALANCED-RISK         MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE
                                                   ALLOCATION           MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            331,836  $                 --  $             48,951
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................                70,820               882,528               154,311                56,304
      Administrative charges................                    --                 3,303                   211                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                70,820               885,831               154,522                56,304
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (70,820)             (553,995)             (154,522)               (7,353)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               241,392            12,403,893             1,390,234               133,632
      Realized gains (losses) on sale
        of investments......................                33,425             2,065,939               824,276                79,628
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               274,817            14,469,832             2,214,510               213,260
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                11,489           (8,500,170)           (1,360,551)                28,728
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               286,306             5,969,662               853,959               241,988
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            215,486  $          5,415,667  $            699,437  $            234,635
                                              ====================  ====================  ====================  ====================


                                               MIST LOOMIS SAYLES     MIST LORD ABBETT
                                                 GLOBAL MARKETS        BOND DEBENTURE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            175,630  $          4,678,445
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges...................               107,961             1,064,637
      Administrative charges................                   242                 3,005
                                              --------------------  --------------------
        Total expenses......................               108,203             1,067,642
                                              --------------------  --------------------
           Net investment income (loss).....                67,427             3,610,803
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,277,986
      Realized gains (losses) on sale
        of investments......................               215,338               954,064
                                              --------------------  --------------------
           Net realized gains (losses)......               215,338             3,232,050
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (110,575)           (3,914,084)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               104,763             (682,034)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            172,190  $          2,928,769
                                              ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                              MIST MET/FRANKLIN       MIST METLIFE                                   MIST
                                                LOW DURATION              ASSET             MIST METLIFE      METLIFE MULTI-INDEX
                                                TOTAL RETURN         ALLOCATION 100         BALANCED PLUS        TARGETED RISK
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           265,501  $            228,813  $            269,740  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              166,909               392,835               222,404               22,110
      Administrative charges...............                2,592                   449                    --                   --
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              169,501               393,284               222,404               22,110
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               96,000             (164,471)                47,336             (22,110)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --             1,195,807                4,441
      Realized gains (losses) on sale
        of investments.....................             (41,432)             1,784,871               271,281               10,484
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (41,432)             1,784,871             1,467,088               14,925
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (102,685)             (445,054)             (198,777)              144,830
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (144,117)             1,339,817             1,268,311              159,755
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (48,117)  $          1,175,346  $          1,315,647  $           137,645
                                             ===================  ====================  ====================  ===================

                                                                          MIST                                        MIST
                                               MIST MFS RESEARCH     MORGAN STANLEY       MIST OPPENHEIMER       PANAGORA GLOBAL
                                                 INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY       DIVERSIFIED RISK
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT (a)
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,430,389  $                --  $            224,645  $                 39
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               805,601              208,091               312,462                   105
      Administrative charges...............                 1,741                1,072                   505                    --
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               807,342              209,163               312,967                   105
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               623,047            (209,163)              (88,322)                  (66)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --               822,811                   285
      Realized gains (losses) on sale
        of investments.....................               410,789            1,038,026             1,136,222                     2
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               410,789            1,038,026             1,959,033                   287
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (6,167,153)            (884,220)           (1,634,076)                  (58)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (5,756,364)              153,806               324,957                   229
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (5,133,317)  $          (55,357)  $            236,635  $                163
                                             ====================  ===================  ====================  ====================

                                                  MIST PIMCO
                                                   INFLATION           MIST PIMCO
                                                PROTECTED BOND        TOTAL RETURN
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           936,463  $          5,680,039
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              785,125             3,076,827
      Administrative charges...............                1,567                 8,899
                                             -------------------  --------------------
        Total expenses.....................              786,692             3,085,726
                                             -------------------  --------------------
           Net investment income (loss)....              149,771             2,594,313
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale
        of investments.....................          (1,105,636)               729,132
                                             -------------------  --------------------
           Net realized gains (losses).....          (1,105,636)               729,132
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,072,219             3,597,973
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              966,583             4,327,105
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,116,354  $          6,921,418
                                             ===================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                MIST PYRAMIS         MIST PYRAMIS         MIST SCHRODERS      MIST SSGA GROWTH
                                              GOVERNMENT INCOME      MANAGED RISK       GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            35,890  $                --  $            38,079  $         1,521,132
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               22,346                9,134               39,065              848,514
      Administrative charges...............                   --                   --                   --                  409
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               22,346                9,134               39,065              848,923
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               13,544              (9,134)                (986)              672,209
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                1,993              104,115            4,018,282
      Realized gains (losses) on sale
        of investments.....................              (8,496)                6,673               30,837            1,367,673
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              (8,496)                8,666              134,952            5,385,955
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               84,869               49,021               49,882          (3,085,800)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               76,373               57,687              184,834            2,300,155
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            89,917  $            48,553  $           183,848  $         2,972,364
                                             ===================  ===================  ===================  ===================

                                                  MIST SSGA        MIST T. ROWE PRICE        MIST WMC        MSF BAILLIE GIFFORD
                                                 GROWTH ETF          MID CAP GROWTH     LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           980,749  $                --  $           117,390  $            622,548
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              641,742            1,068,187              194,498               605,444
      Administrative charges...............                  554                3,261                  492                 7,573
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              642,296            1,071,448              194,990               613,017
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....              338,453          (1,071,448)             (77,600)                 9,531
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,237,270            8,448,323                   --                    --
      Realized gains (losses) on sale
        of investments.....................            1,214,028            3,754,871              863,987              (53,307)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            4,451,298           12,203,194              863,987              (53,307)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,617,396)          (2,114,092)            1,084,811           (2,044,752)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,833,902           10,089,102            1,948,798           (2,098,059)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,172,355  $         9,017,654  $         1,871,198  $        (2,088,528)
                                             ===================  ===================  ===================  ====================

                                                 MSF BARCLAYS          MSF BLACKROCK
                                             AGGREGATE BOND INDEX       BOND INCOME
                                                  SUBACCOUNT            SUBACCOUNT
                                             ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $         1,598,326   $         3,186,791
                                             ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               712,875             1,231,205
      Administrative charges...............                 2,468                15,020
                                             ---------------------  -------------------
        Total expenses.....................               715,343             1,246,225
                                             ---------------------  -------------------
          Net investment income (loss).....               882,983             1,940,566
                                             ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --
      Realized gains (losses) on sale
        of investments.....................               118,395                34,123
                                             ---------------------  -------------------
          Net realized gains (losses)......               118,395                34,123
                                             ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,300,333             3,184,710
                                             ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,418,728             3,218,833
                                             ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,301,711   $         5,159,399
                                             =====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MSF BLACKROCK         MSF BLACKROCK       MSF BLACKROCK         MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE      MONEY MARKET         MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            24,825  $           487,741  $                --  $                --
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               993,690              566,388              642,125              181,784
      Administrative charges...............                37,788                  732                4,957                  179
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             1,031,478              567,120              647,082              181,963
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....           (1,006,653)             (79,379)            (647,082)            (181,963)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           10,576,855                   --            1,308,993
      Realized gains (losses) on sale
        of investments.....................             6,720,547            (329,862)                   --            1,143,232
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....             6,720,547           10,246,993                   --            2,452,225
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (516,455)          (6,623,252)                   --          (1,047,009)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             6,204,092            3,623,741                   --            1,405,216
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         5,197,439  $         3,544,362  $         (647,082)  $         1,223,253
                                             ====================  ===================  ===================  ===================

                                                 MSF JENNISON       MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                                    GROWTH           SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             15,984  $            12,644  $                 --  $           776,733
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               275,179            1,196,506               349,099            1,650,585
      Administrative charges...............                 1,910               27,844                 1,286               20,452
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               277,089            1,224,350               350,385            1,671,037
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (261,105)          (1,211,706)             (350,385)            (894,304)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,172,079           12,647,376             3,437,612                   --
      Realized gains (losses) on sale
        of investments.....................             1,218,841            4,249,002             1,576,879            5,579,890
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,390,920           16,896,378             5,014,491            5,579,890
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (615,000)         (13,902,592)           (4,873,638)          (4,051,091)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,775,920            2,993,786               140,853            1,528,799
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,514,815  $         1,782,080  $          (209,532)  $           634,495
                                             ====================  ===================  ====================  ===================

                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,943,063  $         4,618,190
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               963,817            2,077,135
      Administrative charges...............                 1,176                2,226
                                             --------------------  --------------------
        Total expenses.....................               964,993            2,079,361
                                             --------------------  --------------------
           Net investment income (loss)....             1,978,070            2,538,829
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,190,967            5,934,126
      Realized gains (losses) on sale
        of investments.....................               879,543            4,374,387
                                             --------------------  --------------------
           Net realized gains (losses).....             4,070,510           10,308,513
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (3,691,554)          (7,179,949)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               378,956            3,128,564
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,357,026  $         5,667,393
                                             ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                  MSF METLIFE          MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX      STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         11,662,708  $        11,703,246  $            399,714  $         1,112,395
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................             7,197,597            9,330,080               602,701              928,328
      Administrative charges...............                 3,968                3,155                 2,000                4,149
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             7,201,565            9,333,235               604,701              932,477
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             4,461,143            2,370,011             (204,987)              179,918
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,893,154                   --             2,304,844            1,882,381
      Realized gains (losses) on sale
        of investments.....................            13,791,134           17,635,012             2,287,761            3,771,869
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            35,684,288           17,635,012             4,592,605            5,654,250
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (19,839,114)            7,714,601             (790,735)            2,290,354
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            15,845,174           25,349,613             3,801,870            7,944,604
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         20,306,317  $        27,719,624  $          3,596,883  $         8,124,522
                                             ====================  ===================  ====================  ===================

                                                MSF MFS TOTAL                                MSF MSCI            MSF NEUBERGER
                                                   RETURN             MSF MFS VALUE         EAFE INDEX          BERMAN GENESIS
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,183,144  $         1,516,033  $          1,058,805  $           254,990
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              680,846            1,221,446               556,240            1,281,799
      Administrative charges...............               13,776               17,177                 1,588                7,625
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              694,622            1,238,623               557,828            1,289,424
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              488,522              277,410               500,977          (1,034,434)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,608,292                    --                   --
      Realized gains (losses) on sale
        of investments.....................            2,051,844            2,715,719               749,257            2,952,164
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            2,051,844            7,324,011               749,257            2,952,164
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              976,942              718,521           (4,455,803)          (3,923,363)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,028,786            8,042,532           (3,706,546)            (971,199)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,517,308  $         8,319,942  $        (3,205,569)  $       (2,005,633)
                                             ===================  ===================  ====================  ===================

                                               MSF RUSSELL 2000      MSF T. ROWE PRICE
                                                     INDEX           LARGE CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            429,810  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................               565,972              926,210
      Administrative charges...............                 2,266                2,594
                                             --------------------  -------------------
        Total expenses.....................               568,238              928,804
                                             --------------------  -------------------
           Net investment income (loss)....             (138,428)            (928,804)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,035,344            5,155,118
      Realized gains (losses) on sale
        of investments.....................             2,744,261            4,233,270
                                             --------------------  -------------------
           Net realized gains (losses).....             3,779,605            9,388,388
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,303,343)          (3,353,761)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,476,262            6,034,627
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,337,834  $         5,105,823
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                    MSF WESTERN ASSET      MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC        MANAGEMENT             MSF WMC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES       U.S. GOVERNMENT         BALANCED
                                                 SUBACCOUNT            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         5,273,830   $         1,222,005  $           155,928
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................              373,816             1,282,898               882,015              117,108
      Administrative charges...............                1,323                12,060                 6,806                   73
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................              375,139             1,294,958               888,821              117,181
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....            (375,139)             3,978,872               333,184               38,747
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,413,354                    --                    --                   --
      Realized gains (losses) on sale
        of investments.....................            1,822,317             1,409,800              (36,080)              506,996
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......            4,235,671             1,409,800              (36,080)              506,996
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,395,519)           (1,317,770)               596,211              199,506
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,840,152                92,030               560,131              706,502
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,465,013   $         4,070,902   $           893,315  $           745,249
                                             ===================  =====================  ===================  ===================

                                                    MSF WMC
                                                  CORE EQUITY
                                                 OPPORTUNITIES
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,575,852
                                             -------------------
EXPENSES:
      Mortality and expense risk
        and other charges..................            3,653,332
      Administrative charges...............               47,972
                                             -------------------
        Total expenses.....................            3,701,304
                                             -------------------
          Net investment income (loss).....          (2,125,452)
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           24,894,294
      Realized gains (losses) on sale
        of investments.....................           18,535,284
                                             -------------------
          Net realized gains (losses)......           43,429,578
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................         (17,277,002)
                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           26,152,576
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        24,027,124
                                             ===================

(a) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                              AMERICAN FUNDS                     AMERICAN FUNDS
                                                   BOND                    GLOBAL SMALL CAPITALIZATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2014             2013             2014              2013
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       126,828  $         74,716  $   (1,783,903)  $     (871,764)
   Net realized gains (losses).....          (7,287)           428,772        4,903,913        1,899,387
   Change in unrealized gains
     (losses) on investments.......        1,266,248       (2,141,462)      (2,145,053)       28,949,607
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,385,789       (1,637,974)          974,957       29,977,230
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          415,862           527,547        1,455,589        1,710,439
   Net transfers (including
     fixed account)................          591,504         (836,991)      (3,631,032)      (7,236,199)
   Contract charges................        (212,647)         (221,509)        (603,306)        (620,463)
   Transfers for contract benefits
     and terminations..............      (5,498,295)       (4,954,862)     (15,858,857)     (13,218,004)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,703,576)       (5,485,815)     (18,637,606)     (19,364,227)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,317,787)       (7,123,789)     (17,662,649)       10,613,003
NET ASSETS:
   Beginning of year...............       39,394,102        46,517,891      133,338,396      122,725,393
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $    36,076,315  $     39,394,102  $   115,675,747  $   133,338,396
                                     ===============  ================  ===============  ===============



                                              AMERICAN FUNDS                    AMERICAN FUNDS
                                                  GROWTH                         GROWTH-INCOME
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (2,791,432)  $   (2,266,789)  $     (696,556)  $     (505,451)
   Net realized gains (losses).....       42,544,365       17,828,287       25,635,485        8,997,321
   Change in unrealized gains
     (losses) on investments.......     (16,205,800)       75,081,289      (5,478,640)       53,083,187
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       23,547,133       90,642,787       19,460,289       61,575,057
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,870,057        4,618,861        2,054,408        2,933,136
   Net transfers (including
     fixed account)................     (16,069,500)     (20,996,309)     (10,112,969)      (9,705,041)
   Contract charges................      (1,675,648)      (1,676,988)        (997,474)        (989,550)
   Transfers for contract benefits
     and terminations..............     (48,846,485)     (39,739,406)     (31,089,651)     (24,716,865)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (63,721,576)     (57,793,842)     (40,145,686)     (32,478,320)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (40,174,443)       32,848,945     (20,685,397)       29,096,737
NET ASSETS:
   Beginning of year...............      382,996,019      350,147,074      238,636,393      209,539,656
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   342,821,576  $   382,996,019  $   217,950,996  $   238,636,393
                                     ===============  ===============  ===============  ===============

                                                                             MIST
                                                                        ALLIANZ GLOBAL
                                          MIST ALLIANCEBERNSTEIN       INVESTORS DYNAMIC          MIST AMERICAN FUNDS
                                         GLOBAL DYNAMIC ALLOCATION     MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                     --------------------------------  -----------------  --------------------------------
                                          2014              2013           2014 (a)            2014             2013
                                     ---------------  ---------------  -----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,684  $       (7,908)  $         (336)    $          (25)  $       132,184
   Net realized gains (losses).....          143,313          125,316            6,961         21,342,859       13,589,073
   Change in unrealized gains
     (losses) on investments.......           65,882          177,051            2,584       (12,956,828)       12,916,174
                                     ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          232,879          294,459            9,209          8,386,006       26,637,431
                                     ---------------  ---------------  -----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            9,429           24,849               --          1,819,598        2,995,904
   Net transfers (including
     fixed account)................          472,139        1,768,453           91,496            937,646        1,703,722
   Contract charges................         (26,628)         (24,475)            (394)        (1,553,319)      (1,360,844)
   Transfers for contract benefits
     and terminations..............        (398,613)        (196,557)          (2,260)       (11,356,958)      (8,458,286)
                                     ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           56,327        1,572,270           88,842       (10,153,033)      (5,119,504)
                                     ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          289,206        1,866,729           98,051        (1,767,027)       21,517,927
NET ASSETS:
   Beginning of year...............        3,949,619        2,082,890               --        181,618,195      160,100,268
                                     ---------------  ---------------  -----------------  ---------------  ---------------
   End of year.....................  $     4,238,825  $     3,949,619  $        98,051    $   179,851,168  $   181,618,195
                                     ===============  ===============  =================  ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION                 MODERATE ALLOCATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014            2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (737,059)  $     (761,747)  $       298,574  $       553,456
   Net realized gains (losses).....       57,568,242       24,837,013       14,448,553       10,317,440
   Change in unrealized gains
     (losses) on investments.......     (40,167,949)       39,739,448      (8,237,284)        4,958,971
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       16,663,234       63,814,714        6,509,843       15,829,867
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,903,321        6,105,619        2,654,812        2,607,038
   Net transfers (including
     fixed account)................        6,579,792      (5,716,081)        (905,995)      (2,894,598)
   Contract charges................      (2,855,005)      (2,453,100)      (1,142,025)      (1,094,205)
   Transfers for contract benefits
     and terminations..............     (15,374,550)     (12,332,550)      (8,933,359)      (9,357,543)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,746,442)     (14,396,112)      (8,326,567)     (10,739,308)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,916,792       49,418,602      (1,816,724)        5,090,559
NET ASSETS:
   Beginning of year...............      329,912,452      280,493,850      140,991,815      135,901,256
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   338,829,244  $   329,912,452  $   139,175,091  $   140,991,815
                                     ===============  ===============  ===============  ===============

                                              MIST AQR GLOBAL                MIST BLACKROCK GLOBAL
                                               RISK BALANCED                  TACTICAL STRATEGIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2014            2013              2014             2013
                                     ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (148,055)  $       102,370  $      (20,040)  $          6,860
   Net realized gains (losses).....          (7,731)           83,766          525,507           258,676
   Change in unrealized gains
     (losses) on investments.......          332,352      (1,036,622)        (135,271)           378,883
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          176,566        (850,486)          370,196           644,419
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           49,167          171,522           20,303            92,134
   Net transfers (including
     fixed account)................        2,785,243        2,549,807        1,354,872         1,652,047
   Contract charges................         (96,474)         (88,218)         (56,256)          (50,793)
   Transfers for contract benefits
     and terminations..............      (1,484,753)        (780,956)      (1,171,163)         (358,537)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,253,183        1,852,155          147,756         1,334,851
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        1,429,749        1,001,669          517,952         1,979,270
NET ASSETS:
   Beginning of year...............       11,175,438       10,173,769        8,021,650         6,042,380
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    12,605,187  $    11,175,438  $     8,539,602  $      8,021,650
                                     ===============  ===============  ===============  ================

                                                                               MIST CLEARBRIDGE
                                      MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014             2013              2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       221,757  $     3,979,640  $     (853,160)  $     (300,181)
   Net realized gains (losses).....        (740,222)      (1,257,337)        4,284,807        1,704,368
   Change in unrealized gains
     (losses) on investments.......        8,277,488      (1,052,443)        8,191,774        8,941,381
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,759,023        1,669,860       11,623,421       10,345,568
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          470,989          778,801        1,024,331          458,630
   Net transfers (including
     fixed account)................        (278,851)        1,036,521       50,564,060        3,927,646
   Contract charges................        (332,278)        (340,831)        (380,707)        (127,981)
   Transfers for contract benefits
     and terminations..............      (8,960,745)      (7,644,588)      (9,815,711)      (2,835,038)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,100,885)      (6,170,097)       41,391,973        1,423,257
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,341,862)      (4,500,237)       53,015,394       11,768,825
NET ASSETS:
   Beginning of year...............       67,667,220       72,167,457       33,957,658       22,188,833
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    66,325,358  $    67,667,220  $    86,973,052  $    33,957,658
                                     ===============  ===============  ===============  ===============

                                                MIST HARRIS
                                           OAKMARK INTERNATIONAL
                                                SUBACCOUNT
                                     --------------------------------
                                          2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,531,158  $     1,694,680
   Net realized gains (losses).....       15,623,147        3,852,646
   Change in unrealized gains
     (losses) on investments.......     (26,119,495)       28,014,774
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (8,965,190)       33,562,100
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,139,128        2,205,579
   Net transfers (including
     fixed account)................        2,974,958      (4,709,007)
   Contract charges................        (608,829)        (615,008)
   Transfers for contract benefits
     and terminations..............     (16,021,079)     (12,585,994)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,515,822)     (15,704,430)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (21,481,012)       17,857,670
NET ASSETS:
   Beginning of year...............      140,495,093      122,637,423
                                     ---------------  ---------------
   End of year.....................  $   119,014,081  $   140,495,093
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                              MIST INVESCO                       MIST INVESCO
                                        BALANCED-RISK ALLOCATION                 MID CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014             2013              2014            2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (70,820)  $      (86,699)  $     (553,995)  $     (390,677)
   Net realized gains (losses).....          274,817           73,838       14,469,832        1,938,542
   Change in unrealized gains
     (losses) on investments.......           11,489          (4,803)      (8,500,170)       15,810,136
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          215,486         (17,664)        5,415,667       17,358,001
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           27,429           23,622          799,271          933,570
   Net transfers (including
     fixed account)................          886,609          254,331      (2,771,976)      (1,944,301)
   Contract charges................         (48,662)         (46,841)        (308,510)        (304,377)
   Transfers for contract benefits
     and terminations..............        (668,912)        (610,617)      (9,908,530)      (7,871,832)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          196,464        (379,505)     (12,189,745)      (9,186,940)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          411,950        (397,169)      (6,774,078)        8,171,061
NET ASSETS:
   Beginning of year...............        5,459,889        5,857,058       72,645,514       64,474,453
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,871,839  $     5,459,889  $    65,871,436  $    72,645,514
                                     ===============  ===============  ===============  ===============


                                              MIST INVESCO                       MIST JPMORGAN
                                            SMALL CAP GROWTH               GLOBAL ACTIVE ALLOCATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013            2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (154,522)  $     (122,464)  $       (7,353)  $      (42,755)
   Net realized gains (losses).....        2,214,510        1,145,167          213,260           72,244
   Change in unrealized gains
     (losses) on investments.......      (1,360,551)        2,584,761           28,728          261,895
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          699,437        3,607,464          234,635          291,384
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           72,713           71,675           15,673           53,674
   Net transfers (including
     fixed account)................        (488,617)          581,737          774,287        2,325,777
   Contract charges................         (55,864)         (53,817)         (31,737)         (25,727)
   Transfers for contract benefits
     and terminations..............      (1,309,455)        (849,262)        (437,849)        (131,442)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,781,223)        (249,667)          320,374        2,222,282
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,081,786)        3,357,797          555,009        2,513,666
NET ASSETS:
   Beginning of year...............       12,796,786        9,438,989        3,975,793        1,462,127
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    11,715,000  $    12,796,786  $     4,530,802  $     3,975,793
                                     ===============  ===============  ===============  ===============

                                                   MIST
                                               LOOMIS SAYLES                    MIST LORD ABBETT
                                              GLOBAL MARKETS                     BOND DEBENTURE
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2014           2013 (b)           2014             2013
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        67,427  $      (87,768)  $     3,610,803   $     4,516,820
   Net realized gains (losses).....          215,338          167,993        3,232,050           912,835
   Change in unrealized gains
     (losses) on investments.......        (110,575)          878,952      (3,914,084)          (26,130)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          172,190          959,177        2,928,769         5,403,525
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           26,333           14,207          703,041           847,741
   Net transfers (including
     fixed account)................        (255,989)        8,299,557        1,170,947         3,800,659
   Contract charges................         (43,757)         (38,005)        (363,016)         (361,748)
   Transfers for contract benefits
     and terminations..............        (895,038)        (434,128)     (12,392,983)      (10,787,451)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,168,451)        7,841,631     (10,882,011)       (6,500,799)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (996,261)        8,800,808      (7,953,242)       (1,097,274)
NET ASSETS:
   Beginning of year...............        8,800,808               --       84,414,917        85,512,191
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     7,804,547  $     8,800,808  $    76,461,675   $    84,414,917
                                     ===============  ===============  ===============   ===============


                                             MIST MET/FRANKLIN
                                         LOW DURATION TOTAL RETURN
                                                SUBACCOUNT
                                     --------------------------------
                                          2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        96,000  $      (16,786)
   Net realized gains (losses).....         (41,432)              806
   Change in unrealized gains
     (losses) on investments.......        (102,685)           29,900
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (48,117)           13,920
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          181,393          265,687
   Net transfers (including
     fixed account)................           80,539        9,424,308
   Contract charges................         (76,318)         (28,825)
   Transfers for contract benefits
     and terminations..............        (859,203)        (271,158)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (673,589)        9,390,012
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (721,706)        9,403,932
NET ASSETS:
   Beginning of year...............       10,762,551        1,358,619
                                     ---------------  ---------------
   End of year.....................  $    10,040,845  $    10,762,551
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                  MIST METLIFE                      MIST METLIFE
                                              ASSET ALLOCATION 100                  BALANCED PLUS
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2014            2013              2014            2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (164,471)  $     (164,147)  $        47,336  $      (47,425)
   Net realized gains (losses)........        1,784,871          675,955        1,467,088          253,904
   Change in unrealized gains
     (losses) on investments..........        (445,054)        6,744,678        (198,777)          974,765
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,175,346        7,256,486        1,315,647        1,181,244
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          419,842          643,906          274,407          186,516
   Net transfers (including
     fixed account)...................      (1,175,078)        (834,660)        6,195,683       10,871,318
   Contract charges...................        (136,071)        (144,430)        (116,515)         (84,465)
   Transfers for contract benefits
     and terminations.................      (4,331,878)      (2,640,779)      (2,079,615)        (821,962)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,223,185)      (2,975,963)        4,273,960       10,151,407
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (4,047,839)        4,280,523        5,589,607       11,332,651
NET ASSETS:
   Beginning of year..................       32,390,256       28,109,733       15,182,172        3,849,521
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    28,342,417  $    32,390,256  $    20,771,779  $    15,182,172
                                        ===============  ===============  ===============  ===============

                                                  MIST METLIFE
                                                   MULTI-INDEX                        MIST MFS
                                                  TARGETED RISK                RESEARCH INTERNATIONAL
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2014          2013 (b)           2014              2013
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (22,110)  $       (1,175)  $       623,047  $       849,641
   Net realized gains (losses)........           14,925           11,255          410,789         (68,166)
   Change in unrealized gains
     (losses) on investments..........          144,830           11,116      (6,167,153)        9,893,194
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          137,645           21,196      (5,133,317)       10,674,669
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            7,459               --          839,151          866,481
   Net transfers (including
     fixed account)...................        2,249,442          577,157          983,809      (1,181,663)
   Contract charges...................          (9,002)            (802)        (327,162)        (319,147)
   Transfers for contract benefits
     and terminations.................        (109,884)         (18,119)      (7,288,427)      (6,055,095)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        2,138,015          558,236      (5,792,629)      (6,689,424)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,275,660          579,432     (10,925,946)        3,985,245
NET ASSETS:
   Beginning of year..................          579,432               --       68,276,242       64,290,997
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     2,855,092  $       579,432  $    57,350,296  $    68,276,242
                                        ===============  ===============  ===============  ===============

                                                                                                                MIST PANAGORA
                                                MIST MORGAN STANLEY                 MIST OPPENHEIMER               GLOBAL
                                                  MID CAP GROWTH                      GLOBAL EQUITY           DIVERSIFIED RISK
                                                    SUBACCOUNT                         SUBACCOUNT                SUBACCOUNT
                                        ---------------------------------  ---------------------------------  ----------------
                                              2014              2013             2014             2013            2014 (a)
                                        ----------------  ---------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (209,163)  $     (109,734)  $      (88,322)   $       101,441  $          (66)
   Net realized gains (losses)........         1,038,026        1,136,653        1,959,033           905,459              287
   Change in unrealized gains
     (losses) on investments..........         (884,220)        4,194,713      (1,634,076)         4,638,312             (58)
                                        ----------------  ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (55,357)        5,221,632          236,635         5,645,212              163
                                        ----------------  ---------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           192,145          232,372          269,639           370,361               --
   Net transfers (including
     fixed account)...................           114,663      (1,437,200)           17,388         3,666,649           14,694
   Contract charges...................          (74,631)         (74,502)        (148,520)         (130,347)             (71)
   Transfers for contract benefits
     and terminations.................       (2,125,914)      (1,791,267)      (3,096,465)       (2,654,418)              (1)
                                        ----------------  ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,893,737)      (3,070,597)      (2,957,958)         1,252,245           14,622
                                        ----------------  ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets.................       (1,949,094)        2,151,035      (2,721,323)         6,897,457           14,785
NET ASSETS:
   Beginning of year..................        17,352,268       15,201,233       27,920,840        21,023,383               --
                                        ----------------  ---------------  ---------------   ---------------  ----------------
   End of year........................  $     15,403,174  $    17,352,268  $    25,199,517   $    27,920,840  $        14,785
                                        ================  ===============  ===============   ===============  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MIST PIMCO                      MIST PIMCO
                                         INFLATION PROTECTED BOND              TOTAL RETURN
                                                SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2014            2013            2014              2013
                                     ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       149,771  $      743,136  $     2,594,313  $     7,824,881
   Net realized gains (losses).....      (1,105,636)       3,372,133          729,132        6,202,129
   Change in unrealized gains
     (losses) on investments.......        2,072,219    (12,894,231)        3,597,973     (22,672,029)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,116,354     (8,778,962)        6,921,418      (8,645,019)
                                     ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          637,061       1,014,765        2,195,625        3,404,963
   Net transfers (including
     fixed account)................      (2,447,341)     (9,240,216)      (2,449,763)        7,276,831
   Contract charges................        (354,977)       (394,220)      (1,203,444)      (1,274,679)
   Transfers for contract benefits
     and terminations..............      (7,760,528)     (8,490,880)     (34,818,183)     (29,356,115)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,925,785)    (17,110,551)     (36,275,765)     (19,949,000)
                                     ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (8,809,431)    (25,889,513)     (29,354,347)     (28,594,019)
NET ASSETS:
   Beginning of year...............       64,470,336      90,359,849      252,169,121      280,763,140
                                     ---------------  --------------  ---------------  ---------------
   End of year.....................  $    55,660,905  $   64,470,336  $   222,814,774  $   252,169,121
                                     ===============  ==============  ===============  ===============

                                               MIST PYRAMIS                      MIST PYRAMIS
                                             GOVERNMENT INCOME                   MANAGED RISK
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013            2014           2013 (b)
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        13,544  $         7,230  $       (9,134)  $         1,056
   Net realized gains (losses).....          (8,496)         (17,912)            8,666            7,748
   Change in unrealized gains
     (losses) on investments.......           84,869         (68,880)           49,021           14,459
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           89,917         (79,562)           48,553           23,263
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            3,857           11,602            1,500            7,424
   Net transfers (including
     fixed account)................          464,680          496,973          599,624          418,501
   Contract charges................         (10,319)         (13,868)          (4,963)          (1,004)
   Transfers for contract benefits
     and terminations..............        (156,053)         (76,710)         (72,725)          (5,056)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          302,165          417,997          523,436          419,865
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          392,082          338,435          571,989          443,128
NET ASSETS:
   Beginning of year...............        1,416,691        1,078,256          443,128               --
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,808,773  $     1,416,691  $     1,015,117  $       443,128
                                     ===============  ===============  ===============  ===============

                                              MIST SCHRODERS                       MIST SSGA
                                            GLOBAL MULTI-ASSET               GROWTH AND INCOME ETF
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2014             2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (986)  $      (26,462)  $       672,209  $       872,479
   Net realized gains (losses).....          134,952           21,616        5,385,955        2,927,700
   Change in unrealized gains
     (losses) on investments.......           49,882          185,610      (3,085,800)        3,769,801
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          183,848          180,764        2,972,364        7,569,980
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           20,262           42,998          584,111        1,854,464
   Net transfers (including
     fixed account)................          859,044        1,188,585        (394,880)      (1,684,590)
   Contract charges................         (19,417)         (11,506)        (516,187)        (513,329)
   Transfers for contract benefits
     and terminations..............        (219,947)         (84,489)      (4,970,368)      (3,956,401)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          639,942        1,135,588      (5,297,324)      (4,299,856)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          823,790        1,316,352      (2,324,960)        3,270,124
NET ASSETS:
   Beginning of year...............        2,644,387        1,328,035       70,251,765       66,981,641
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,468,177  $     2,644,387  $    67,926,805  $    70,251,765
                                     ===============  ===============  ===============  ===============

                                                 MIST SSGA
                                                GROWTH ETF
                                                SUBACCOUNT
                                     --------------------------------
                                           2014             2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       338,453  $       370,813
   Net realized gains (losses).....        4,451,298        2,210,026
   Change in unrealized gains
     (losses) on investments.......      (2,617,396)        4,421,044
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,172,355        7,001,883
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          539,338          699,717
   Net transfers (including
     fixed account)................        1,232,925        7,325,904
   Contract charges................        (370,145)        (339,901)
   Transfers for contract benefits
     and terminations..............      (3,470,880)      (1,869,587)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,068,762)        5,816,133
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          103,593       12,818,016
NET ASSETS:
   Beginning of year...............       51,363,420       38,545,404
                                     ---------------  ---------------
   End of year.....................  $    51,467,013  $    51,363,420
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                              MIST T. ROWE PRICE
                                                MID CAP GROWTH              MIST WMC LARGE CAP RESEARCH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                             2014             2013             2014            2013
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $   (1,071,448)  $     (862,977)  $      (77,600)  $        7,458
   Net realized gains (losses).......       12,203,194        7,542,191          863,987         508,225
   Change in unrealized gains
     (losses) on investments.........      (2,114,092)       17,242,687        1,084,811       3,759,797
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        9,017,654       23,921,901        1,871,198       4,275,480
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          944,848        1,385,873          112,814         211,083
   Net transfers (including
     fixed account)..................        1,400,506      (4,098,074)        1,649,170       (736,665)
   Contract charges..................        (411,758)        (393,959)         (78,862)        (72,996)
   Transfers for contract benefits
     and terminations................     (11,006,259)      (8,198,291)      (2,109,314)     (1,796,474)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (9,072,663)     (11,304,451)        (426,192)     (2,395,052)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................         (55,009)       12,617,450        1,445,006       1,880,428
NET ASSETS:
   Beginning of year.................       85,764,588       73,147,138       16,194,897      14,314,469
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $    85,709,579  $    85,764,588  $    17,639,903  $   16,194,897
                                       ===============  ===============  ===============  ==============

                                             MSF BAILLIE GIFFORD                  MSF BARCLAYS
                                             INTERNATIONAL STOCK              AGGREGATE BOND INDEX
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                       --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        9,531  $       103,727  $       882,983  $     1,302,232
   Net realized gains (losses).......        (53,307)        (764,087)          118,395          170,342
   Change in unrealized gains
     (losses) on investments.........     (2,044,752)        7,155,077        1,300,333      (3,812,893)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............     (2,088,528)        6,494,717        2,301,711      (2,340,319)
                                       --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         453,292          475,172          380,899          943,840
   Net transfers (including
     fixed account)..................         672,676        (804,524)        2,969,466        2,319,099
   Contract charges..................       (192,951)        (203,204)        (258,519)        (266,861)
   Transfers for contract benefits
     and terminations................     (5,922,150)      (5,449,735)      (8,217,024)      (7,211,713)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (4,989,133)      (5,982,291)      (5,125,178)      (4,215,635)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (7,077,661)          512,426      (2,823,467)      (6,555,954)
NET ASSETS:
   Beginning of year.................      51,433,878       50,921,452       57,720,818       64,276,772
                                       --------------  ---------------  ---------------  ---------------
   End of year.......................  $   44,356,217  $    51,433,878  $    54,897,351  $    57,720,818
                                       ==============  ===============  ===============  ===============

                                                 MSF BLACKROCK                     MSF BLACKROCK
                                                  BOND INCOME                  CAPITAL APPRECIATION
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2014             2013            2014             2013
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,940,566  $     2,646,867  $   (1,006,653)  $     (460,276)
   Net realized gains (losses).......           34,123        2,645,178        6,720,547        4,625,689
   Change in unrealized gains
     (losses) on investments.........        3,184,710      (7,646,101)        (516,455)       18,042,528
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        5,159,399      (2,354,056)        5,197,439       22,207,941
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          937,935        1,186,280          657,782          727,913
   Net transfers (including
     fixed account)..................        4,821,433        2,433,322      (1,360,603)      (3,592,283)
   Contract charges..................        (369,865)        (377,239)        (206,000)        (214,622)
   Transfers for contract benefits
     and terminations................     (14,211,565)     (13,109,867)     (13,449,626)     (10,431,113)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (8,822,062)      (9,867,504)     (14,358,447)     (13,510,105)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (3,662,663)     (12,221,560)      (9,161,008)        8,697,836
NET ASSETS:
   Beginning of year.................       97,412,829      109,634,389       83,923,630       75,225,794
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $    93,750,166  $    97,412,829  $    74,762,622  $    83,923,630
                                       ===============  ===============  ===============  ===============

                                                 MSF BLACKROCK
                                                LARGE CAP VALUE
                                                  SUBACCOUNT
                                       --------------------------------
                                            2014             2013
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (79,379)  $      (46,258)
   Net realized gains (losses).......       10,246,993        2,297,248
   Change in unrealized gains
     (losses) on investments.........      (6,623,252)        8,387,763
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        3,544,362       10,638,753
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          286,045          597,804
   Net transfers (including
     fixed account)..................          325,350        1,006,661
   Contract charges..................        (224,751)        (201,042)
   Transfers for contract benefits
     and terminations................      (5,527,878)      (3,551,091)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (5,141,234)      (2,147,668)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,596,872)        8,491,085
NET ASSETS:
   Beginning of year.................       44,710,234       36,219,149
                                       ---------------  ---------------
   End of year.......................  $    43,113,362  $    44,710,234
                                       ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MSF BLACKROCK                     MSF FRONTIER
                                                MONEY MARKET                     MID CAP GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                            2014             2013             2014            2013
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (647,082)  $     (764,976)  $    (181,963)  $      (27,754)
   Net realized gains (losses).......               --               --       2,452,225        1,149,482
   Change in unrealized gains
     (losses) on investments.........               --               --     (1,047,009)        2,419,516
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (647,082)        (764,976)       1,223,253        3,541,244
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,286,880          865,103          70,843          148,899
   Net transfers (including
     fixed account)..................        3,666,347       12,874,742       (531,022)        (812,921)
   Contract charges..................        (311,665)        (351,119)        (81,105)         (79,403)
   Transfers for contract benefits
     and terminations................     (15,347,445)     (19,734,365)     (1,624,027)        (984,265)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (10,705,883)      (6,345,639)     (2,165,311)      (1,727,690)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................     (11,352,965)      (7,110,615)       (942,058)        1,813,554
NET ASSETS:
   Beginning of year.................       56,018,696       63,129,311      14,115,648       12,302,094
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $    44,665,731  $    56,018,696  $   13,173,590  $    14,115,648
                                       ===============  ===============  ==============  ===============

                                                MSF JENNISON                    MSF LOOMIS SAYLES
                                                   GROWTH                        SMALL CAP CORE
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                       --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (261,105)  $     (219,062)  $   (1,211,706)  $     (954,742)
   Net realized gains (losses).......       2,390,920        1,043,344       16,896,378       11,869,670
   Change in unrealized gains
     (losses) on investments.........       (615,000)        5,548,784     (13,902,592)       20,024,124
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       1,514,815        6,373,066        1,782,080       30,939,052
                                       --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         206,399          219,954          915,536        1,188,143
   Net transfers (including
     fixed account)..................       (557,422)      (2,174,201)      (2,119,210)      (4,243,098)
   Contract charges..................       (113,281)        (106,463)        (306,368)        (315,019)
   Transfers for contract benefits
     and terminations................     (2,603,552)      (2,184,860)     (13,197,017)     (10,685,683)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (3,067,856)      (4,245,570)     (14,707,059)     (14,055,657)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (1,553,041)        2,127,496     (12,924,979)       16,883,395
NET ASSETS:
   Beginning of year.................      22,243,582       20,116,086      101,863,059       84,979,664
                                       --------------  ---------------  ---------------  ---------------
   End of year.......................  $   20,690,541  $    22,243,582  $    88,938,080  $   101,863,059
                                       ==============  ===============  ===============  ===============

                                              MSF LOOMIS SAYLES                  MSF MET/ARTISAN
                                              SMALL CAP GROWTH                    MID CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                       -------------------------------  --------------------------------
                                            2014             2013             2014             2013
                                       --------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $    (350,385)   $    (352,226)  $     (894,304)  $     (608,800)
   Net realized gains (losses).......       5,014,491        1,986,432        5,579,890        3,337,456
   Change in unrealized gains
     (losses) on investments.........     (4,873,638)        8,743,582      (4,051,091)       37,215,621
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       (209,532)       10,377,788          634,495       39,944,277
                                       --------------   --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         340,413          204,959          958,180        1,317,566
   Net transfers (including
     fixed account)..................          96,576      (1,611,726)      (2,216,014)      (6,933,693)
   Contract charges..................       (118,031)        (119,414)        (434,546)        (475,210)
   Transfers for contract benefits
     and terminations................     (3,539,578)      (2,668,471)     (19,894,439)     (16,595,456)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (3,220,620)      (4,194,652)     (21,586,819)     (22,686,793)
                                       --------------   --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (3,430,152)        6,183,136     (20,952,324)       17,257,484
NET ASSETS:
   Beginning of year.................      29,937,334       23,754,198      139,622,050      122,364,566
                                       --------------   --------------  ---------------  ---------------
   End of year.......................  $   26,507,182   $   29,937,334  $   118,669,726  $   139,622,050
                                       ==============   ==============  ===============  ===============


                                        MSF METLIFE ASSET ALLOCATION 20
                                                  SUBACCOUNT
                                       --------------------------------
                                            2014             2013
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,978,070  $     1,527,696
   Net realized gains (losses).......        4,070,510        2,578,165
   Change in unrealized gains
     (losses) on investments.........      (3,691,554)      (1,434,332)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,357,026        2,671,529
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          188,204          779,980
   Net transfers (including
     fixed account)..................      (2,073,266)     (12,693,368)
   Contract charges..................        (538,509)        (574,033)
   Transfers for contract benefits
     and terminations................     (10,145,399)     (10,066,742)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (12,568,970)     (22,554,163)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (10,211,944)     (19,882,634)
NET ASSETS:
   Beginning of year.................       79,132,085       99,014,719
                                       ---------------  ---------------
   End of year.......................  $    68,920,141  $    79,132,085
                                       ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                      MSF METLIFE ASSET ALLOCATION 40    MSF METLIFE ASSET ALLOCATION 60
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2014             2013             2014              2013
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     2,538,829  $      2,036,744  $     4,461,143  $     3,580,207
   Net realized gains (losses).....       10,308,513         5,317,623       35,684,288       12,424,791
   Change in unrealized gains
     (losses) on investments.......      (7,179,949)         7,708,329     (19,839,114)       68,097,029
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,667,393        15,062,696       20,306,317       84,102,027
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          827,582         1,312,490        3,798,974        6,472,800
   Net transfers (including
     fixed account)................        (856,454)         4,320,021      (3,292,842)        5,090,471
   Contract charges................      (1,005,922)       (1,052,840)      (4,056,776)      (3,837,646)
   Transfers for contract benefits
     and terminations..............     (21,468,747)      (16,834,087)     (59,442,378)     (36,768,264)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (22,503,541)      (12,254,416)     (62,993,022)     (29,042,639)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (16,836,148)         2,808,280     (42,686,705)       55,059,388
NET ASSETS:
   Beginning of year...............      167,044,283       164,236,003      579,666,964      524,607,576
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $   150,208,135  $    167,044,283  $   536,980,259  $   579,666,964
                                     ===============  ================  ===============  ===============

                                                                                  MSF METLIFE
                                     MSF METLIFE ASSET ALLOCATION 80          MID CAP STOCK INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     2,370,011  $     1,101,141  $     (204,987)  $     (147,895)
   Net realized gains (losses).....       17,635,012        9,009,604        4,592,605        3,624,298
   Change in unrealized gains
     (losses) on investments.......        7,714,601      129,496,974        (790,735)        9,232,958
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       27,719,624      139,607,719        3,596,883       12,709,361
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        6,566,219        6,670,599          398,665          924,101
   Net transfers (including
     fixed account)................        6,952,015     (12,413,289)           39,097      (1,736,176)
   Contract charges................      (5,671,063)      (5,301,595)        (233,716)        (227,415)
   Transfers for contract benefits
     and terminations..............     (54,353,780)     (38,449,029)      (5,981,342)      (5,420,646)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (46,506,609)     (49,493,314)      (5,777,296)      (6,460,136)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (18,786,985)       90,114,405      (2,180,413)        6,249,225
NET ASSETS:
   Beginning of year...............      728,399,299      638,284,894       49,300,976       43,051,751
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   709,612,314  $   728,399,299  $    47,120,563  $    49,300,976
                                     ===============  ===============  ===============  ===============

                                                MSF METLIFE                       MSF MFS TOTAL
                                                STOCK INDEX                          RETURN
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2014              2013             2014             2013
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       179,918  $       278,083  $       488,522   $       596,366
   Net realized gains (losses).....        5,654,250        3,561,691        2,051,844           880,107
   Change in unrealized gains
     (losses) on investments.......        2,290,354       14,055,705          976,942         7,296,612
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,124,522       17,895,479        3,517,308         8,773,085
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          739,774          721,167          389,723           429,903
   Net transfers (including
     fixed account)................        1,082,578      (1,029,804)        (664,381)           548,358
   Contract charges................        (318,324)        (301,831)        (169,556)         (178,092)
   Transfers for contract benefits
     and terminations..............      (8,330,112)      (6,251,485)      (9,777,567)       (6,872,619)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,826,084)      (6,861,953)     (10,221,781)       (6,072,450)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,298,438       11,033,526      (6,704,473)         2,700,635
NET ASSETS:
   Beginning of year...............       73,596,932       62,563,406       56,360,705        53,660,070
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    74,895,370  $    73,596,932  $    49,656,232   $    56,360,705
                                     ===============  ===============  ===============   ===============


                                               MSF MFS VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2014              2013
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       277,410  $     (104,647)
   Net realized gains (losses).....        7,324,011       11,281,949
   Change in unrealized gains
     (losses) on investments.......          718,521       11,480,667
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,319,942       22,657,969
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          847,227          607,474
   Net transfers (including
     fixed account)................      (1,791,005)       34,337,232
   Contract charges................        (374,860)        (334,032)
   Transfers for contract benefits
     and terminations..............     (13,527,489)      (9,315,346)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (14,846,127)       25,295,328
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,526,185)       47,953,297
NET ASSETS:
   Beginning of year...............       99,910,703       51,957,406
                                     ---------------  ---------------
   End of year.....................  $    93,384,518  $    99,910,703
                                     ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                  MSF MSCI                         MSF NEUBERGER
                                                 EAFE INDEX                       BERMAN GENESIS
                                                 SUBACCOUNT                         SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2014              2013             2014             2013
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       500,977  $       730,400  $   (1,034,434)  $     (729,319)
   Net realized gains (losses).......          749,257          390,164        2,952,164        1,102,807
   Change in unrealized gains
     (losses) on investments.........      (4,455,803)        6,973,795      (3,923,363)       31,517,021
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      (3,205,569)        8,094,359      (2,005,633)       31,890,509
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          442,369          543,034          769,015          964,274
   Net transfers (including
     fixed account)..................        1,066,706          118,490      (1,297,212)       13,512,573
   Contract charges..................        (217,293)        (213,005)        (388,329)        (400,964)
   Transfers for contract benefits
     and terminations................      (5,092,135)      (4,202,366)     (15,550,959)     (11,922,001)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (3,800,353)      (3,753,847)     (16,467,485)        2,153,882
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (7,005,922)        4,340,512     (18,473,118)       34,044,391
NET ASSETS:
   Beginning of year.................       47,208,525       42,868,013      113,610,753       79,566,362
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $    40,202,603  $    47,208,525  $    95,137,635  $   113,610,753
                                       ===============  ===============  ===============  ===============

                                                                                 MSF T. ROWE PRICE
                                            MSF RUSSELL 2000 INDEX               LARGE CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  -------------------------------
                                             2014             2013            2014             2013
                                       ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (138,428)  $        44,445  $    (928,804)   $    (752,843)
   Net realized gains (losses).......        3,779,605        2,273,643       9,388,388        3,096,596
   Change in unrealized gains
     (losses) on investments.........      (2,303,343)       11,487,914     (3,353,761)       17,471,678
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,337,834       13,806,002       5,105,823       19,815,431
                                       ---------------  ---------------  --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          258,986          643,656         817,162        1,012,265
   Net transfers (including
     fixed account)..................        (134,753)      (1,566,483)     (1,181,647)       22,537,343
   Contract charges..................        (194,574)        (200,251)       (355,777)        (291,462)
   Transfers for contract benefits
     and terminations................      (6,115,153)      (5,189,381)     (8,757,141)      (6,506,319)
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (6,185,494)      (6,312,459)     (9,477,403)       16,751,827
                                       ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets.................      (4,847,660)        7,493,543     (4,371,580)       36,567,258
NET ASSETS:
   Beginning of year.................       47,935,785       40,442,242      75,081,697       38,514,439
                                       ---------------  ---------------  --------------   --------------
   End of year.......................  $    43,088,125  $    47,935,785  $   70,710,117   $   75,081,697
                                       ===============  ===============  ==============   ==============

                                               MSF T. ROWE PRICE           MSF WESTERN ASSET MANAGEMENT
                                               SMALL CAP GROWTH            STRATEGIC BOND OPPORTUNITIES
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2014             2013             2014             2013
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (375,139)  $     (326,031)  $     3,978,872  $     3,758,341
   Net realized gains (losses).......        4,235,671        2,972,104        1,409,800        1,572,428
   Change in unrealized gains
     (losses) on investments.........      (2,395,519)        7,159,778      (1,317,770)      (5,732,494)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,465,013        9,805,851        4,070,902        (401,725)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          341,372          598,807          627,710          996,596
   Net transfers (including
     fixed account)..................      (1,037,180)          215,591        1,750,106        3,434,514
   Contract charges..................        (146,628)        (139,224)        (361,307)        (383,682)
   Transfers for contract benefits
     and terminations................      (3,119,493)      (2,733,800)     (14,879,093)     (13,023,033)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (3,961,929)      (2,058,626)     (12,862,584)      (8,975,605)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (2,496,916)        7,747,225      (8,791,682)      (9,377,330)
NET ASSETS:
   Beginning of year.................       31,191,510       23,444,285      101,309,175      110,686,505
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $    28,694,594  $    31,191,510  $    92,517,493  $   101,309,175
                                       ===============  ===============  ===============  ===============

                                         MSF WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT
                                                  SUBACCOUNT
                                       --------------------------------
                                            2014             2013
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       333,184  $       517,424
   Net realized gains (losses).......         (36,080)           44,266
   Change in unrealized gains
     (losses) on investments.........          596,211      (2,189,098)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          893,315      (1,627,408)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          433,986        1,209,037
   Net transfers (including
     fixed account)..................        1,840,613        1,085,204
   Contract charges..................        (276,628)        (284,994)
   Transfers for contract benefits
     and terminations................     (10,333,934)      (9,693,611)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (8,335,963)      (7,684,364)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (7,442,648)      (9,311,772)
NET ASSETS:
   Beginning of year.................       71,587,134       80,898,906
                                       ---------------  ---------------
   End of year.......................  $    64,144,486  $    71,587,134
                                       ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                 MSF WMC
                                                                          MSF WMC BALANCED              CORE EQUITY OPPORTUNITIES
                                                                             SUBACCOUNT                        SUBACCOUNT
                                                                  --------------------------------  --------------------------------
                                                                        2014             2013             2014             2013
                                                                  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................................  $        38,747  $        79,997  $   (2,125,452)  $     (150,256)
   Net realized gains (losses)..................................          506,996          262,841       43,429,578       19,405,577
   Change in unrealized gains
     (losses) on investments....................................          199,506        1,132,202     (17,277,002)       61,248,707
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........................................          745,249        1,475,040       24,027,124       80,504,028
                                                                  ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......................................           50,269           90,860        2,464,030        3,648,017
   Net transfers (including
     fixed account).............................................          213,541          109,942     (14,971,526)     (15,520,824)
   Contract charges.............................................         (50,632)         (48,814)      (1,154,951)      (1,166,847)
   Transfers for contract benefits
     and terminations...........................................      (1,430,724)        (822,656)     (41,382,052)     (32,518,024)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...............................      (1,217,546)        (670,668)     (55,044,499)     (45,557,678)
                                                                  ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets............................................        (472,297)          804,372     (31,017,375)       34,946,350
NET ASSETS:
   Beginning of year............................................        9,114,958        8,310,586      307,249,171      272,302,821
                                                                  ---------------  ---------------  ---------------  ---------------
   End of year..................................................  $     8,642,661  $     9,114,958  $   276,231,796  $   307,249,171
                                                                  ===============  ===============  ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*


* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

American Funds Bond Subaccount                            MIST MetLife Asset Allocation 100 Subaccount
American Funds Global Small Capitalization                MIST MetLife Balanced Plus Subaccount
   Subaccount                                             MIST MetLife Multi-Index Targeted Risk Subaccount
American Funds Growth Subaccount                          MIST MFS Research International Subaccount
American Funds Growth-Income Subaccount                   MIST Morgan Stanley Mid Cap Growth Subaccount
MIST AllianceBernstein Global Dynamic Allocation          MIST Oppenheimer Global Equity Subaccount
   Subaccount                                             MIST PanAgora Global Diversified Risk
MIST Allianz Global Investors Dynamic Multi-Asset           Subaccount (b)
   Plus Subaccount (b)                                    MIST PIMCO Inflation Protected Bond Subaccount
MIST American Funds Balanced Allocation Subaccount        MIST PIMCO Total Return Subaccount
MIST American Funds Growth Allocation Subaccount          MIST Pyramis Government Income Subaccount
MIST American Funds Moderate Allocation Subaccount        MIST Pyramis Managed Risk Subaccount
MIST AQR Global Risk Balanced Subaccount                  MIST Schroders Global Multi-Asset Subaccount
MIST BlackRock Global Tactical Strategies Subaccount      MIST SSgA Growth and Income ETF Subaccount
MIST Clarion Global Real Estate Subaccount                MIST SSgA Growth ETF Subaccount
MIST ClearBridge Aggressive Growth Subaccount (a)         MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Harris Oakmark International Subaccount (a)          MIST WMC Large Cap Research Subaccount
MIST Invesco Balanced-Risk Allocation Subaccount          MSF Baillie Gifford International Stock Subaccount (a)
MIST Invesco Mid Cap Value Subaccount                     MSF Barclays Aggregate Bond Index Subaccount
MIST Invesco Small Cap Growth Subaccount                  MSF BlackRock Bond Income Subaccount (a)
MIST JPMorgan Global Active Allocation Subaccount         MSF BlackRock Capital Appreciation Subaccount (a)
MIST Loomis Sayles Global Markets Subaccount              MSF BlackRock Large Cap Value Subaccount (a)
MIST Lord Abbett Bond Debenture Subaccount                MSF BlackRock Money Market Subaccount (a)
MIST Met/Franklin Low Duration Total Return               MSF Frontier Mid Cap Growth Subaccount
   Subaccount                                             MSF Jennison Growth Subaccount (a)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Loomis Sayles Small Cap Core Subaccount (a)       MSF MSCI EAFE Index Subaccount
MSF Loomis Sayles Small Cap Growth Subaccount         MSF Neuberger Berman Genesis Subaccount (a)
MSF Met/Artisan Mid Cap Value Subaccount (a)          MSF Russell 2000 Index Subaccount
MSF MetLife Asset Allocation 20 Subaccount            MSF T. Rowe Price Large Cap Growth Subaccount
MSF MetLife Asset Allocation 40 Subaccount            MSF T. Rowe Price Small Cap Growth Subaccount
MSF MetLife Asset Allocation 60 Subaccount            MSF Western Asset Management Strategic Bond
MSF MetLife Asset Allocation 80 Subaccount              Opportunities Subaccount (a)
MSF MetLife Mid Cap Stock Index Subaccount            MSF Western Asset Management U.S. Government
MSF MetLife Stock Index Subaccount                      Subaccount (a)
MSF MFS Total Return Subaccount (a)                   MSF WMC Balanced Subaccount
MSF MFS Value Subaccount (a)                          MSF WMC Core Equity Opportunities Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

MIST ClearBridge Aggressive Growth II Subaccount     MIST MetLife Growth Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MSF) BlackRock Diversified Portfolio                   (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth II Portfolio       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% - 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     American Funds Bond Subaccount.............................      3,294,652       36,084,809         2,310,901         6,873,655
     American Funds Global Small Capitalization Subaccount......      4,511,541       93,462,886         1,936,108        21,792,977
     American Funds Growth Subaccount...........................      4,293,860      219,556,345        20,950,577        69,782,935
     American Funds Growth-Income Subaccount....................      4,158,580      145,364,605        14,324,454        44,105,787
     MIST AllianceBernstein Global Dynamic Allocation
       Subaccount...............................................        358,013        3,910,494         1,122,463           965,065
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Subaccount (a)...........................................          9,332           95,496           264,914           175,487
     MIST American Funds Balanced Allocation Subaccount.........     16,714,796      144,535,252        25,197,811        17,671,322
     MIST American Funds Growth Allocation Subaccount...........     32,768,792      272,451,061        70,997,010        27,762,488
     MIST American Funds Moderate Allocation Subaccount.........     13,191,959      118,132,079        18,231,067        14,143,659
     MIST AQR Global Risk Balanced Subaccount...................      1,158,570       13,026,511         4,219,127         3,064,306
     MIST BlackRock Global Tactical Strategies Subaccount.......        780,593        8,094,506         2,620,271         2,079,842
     MIST Clarion Global Real Estate Subaccount.................      5,366,138       67,810,566         2,989,469        11,868,621
     MIST ClearBridge Aggressive Growth Subaccount..............      5,556,823       67,417,437        58,716,973        18,178,304
     MIST Harris Oakmark International Subaccount...............      7,591,265      110,005,922        20,446,594        18,662,347
     MIST Invesco Balanced-Risk Allocation Subaccount...........        551,869        5,786,700         2,305,033         1,938,006
     MIST Invesco Mid Cap Value Subaccount......................      3,290,287       56,494,774        13,392,326        13,732,273
     MIST Invesco Small Cap Growth Subaccount...................        619,848        8,993,024         2,707,842         3,253,400
     MIST JPMorgan Global Active Allocation Subaccount..........        382,351        4,212,847         1,601,596         1,154,965
     MIST Loomis Sayles Global Markets Subaccount...............        520,656        7,036,262         1,025,633         2,126,658
     MIST Lord Abbett Bond Debenture Subaccount.................      5,927,272       71,988,525         8,556,575        13,549,773
     MIST Met/Franklin Low Duration Total Return Subaccount.....      1,012,191       10,096,532         5,793,811         6,371,449
     MIST MetLife Asset Allocation 100 Subaccount...............      2,027,366       21,945,873         2,864,514         8,252,159
     MIST MetLife Balanced Plus Subaccount......................      1,775,369       19,840,275        10,589,724         5,072,620
     MIST MetLife Multi-Index Targeted Risk Subaccount..........        233,265        2,699,218         2,390,960           270,604
     MIST MFS Research International Subaccount.................      5,295,520       58,404,379         3,511,557         8,681,119
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        966,938       10,506,919         1,131,513         3,234,466
     MIST Oppenheimer Global Equity Subaccount..................      1,245,657       19,964,140         2,943,987         5,167,446
     MIST PanAgora Global Diversified Risk Subaccount (a).......          1,434           14,844            15,018               176
     MIST PIMCO Inflation Protected Bond Subaccount.............      5,560,539       60,931,516         3,636,459        13,412,503
     MIST PIMCO Total Return Subaccount.........................     18,739,694      217,117,410         9,763,466        43,444,892
     MIST Pyramis Government Income Subaccount..................        167,482        1,788,676         1,102,115           786,462
     MIST Pyramis Managed Risk Subaccount.......................         88,584          951,690           652,951           136,631
     MIST Schroders Global Multi-Asset Subaccount...............        292,925        3,218,052         1,205,746           462,701
     MIST SSgA Growth and Income ETF Subaccount.................      5,421,138       59,580,494         9,850,096        10,456,964
     MIST SSgA Growth ETF Subaccount............................      4,127,279       46,148,858        11,890,218        10,383,242
     MIST T. Rowe Price Mid Cap Growth Subaccount...............      7,166,364       61,344,949        12,434,856        14,130,719
     MIST WMC Large Cap Research Subaccount.....................      1,237,901       12,489,575         2,756,827         3,260,670
     MSF Baillie Gifford International Stock Subaccount.........      4,455,525       46,507,338         2,357,215         7,336,903
     MSF Barclays Aggregate Bond Index Subaccount...............      4,995,229       53,530,476         5,244,314         9,486,534
     MSF BlackRock Bond Income Subaccount.......................        856,705       92,157,565         7,150,671        14,032,199
     MSF BlackRock Capital Appreciation Subaccount..............      1,829,130       43,989,719         2,408,899        17,774,079
     MSF BlackRock Large Cap Value Subaccount...................      4,395,087       45,076,265        13,859,961         8,503,781
     MSF BlackRock Money Market Subaccount......................        446,659       44,665,849        18,040,592        29,393,582
     MSF Frontier Mid Cap Growth Subaccount.....................        378,013        8,398,586         2,121,721         3,159,960
     MSF Jennison Growth Subaccount.............................      1,285,910       15,489,518         3,026,457         5,183,349
     MSF Loomis Sayles Small Cap Core Subaccount................        313,102       68,089,235        14,222,582        17,493,994
     MSF Loomis Sayles Small Cap Growth Subaccount..............      1,878,621       18,665,535         4,885,858         5,019,235
     MSF Met/Artisan Mid Cap Value Subaccount...................        443,691       91,662,708         2,235,341        24,716,477
     MSF MetLife Asset Allocation 20 Subaccount.................      5,987,853       66,035,193        11,766,445        19,166,412

(a)  For the period April 28, 2014 to December 31, 2014.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     MSF MetLife Asset Allocation 40 Subaccount.................     11,883,558       130,397,146       17,869,775        31,900,353
     MSF MetLife Asset Allocation 60 Subaccount.................     39,717,479       436,365,457       38,123,238        74,761,972
     MSF MetLife Asset Allocation 80 Subaccount.................     47,753,189       543,952,039       36,183,309        80,319,887
     MSF MetLife Mid Cap Stock Index Subaccount.................      2,507,757        32,769,151        4,218,219         7,895,642
     MSF MetLife Stock Index Subaccount.........................      1,674,392        50,607,522        7,924,667        12,688,529
     MSF MFS Total Return Subaccount............................        290,565        40,020,340        2,685,693        12,418,942
     MSF MFS Value Subaccount...................................      5,112,040        76,469,985        9,006,919        18,967,436
     MSF MSCI EAFE Index Subaccount.............................      3,234,334        37,827,795        2,497,935         5,797,332
     MSF Neuberger Berman Genesis Subaccount....................      5,333,351        78,975,670        1,946,998        19,448,971
     MSF Russell 2000 Index Subaccount..........................      2,186,115        27,754,660        2,947,632         8,236,203
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,884,953        48,015,346        8,661,052        13,912,139
     MSF T. Rowe Price Small Cap Growth Subaccount..............      1,287,912        20,741,177        4,905,411         6,829,155
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      6,917,037        85,537,621        7,570,436        16,454,132
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      5,319,219        64,070,844        3,541,704        11,544,520
     MSF WMC Balanced Subaccount................................        389,665         6,630,358        1,291,779         2,470,587
     MSF WMC Core Equity Opportunities Subaccount...............      6,443,413       184,522,874       27,253,202        59,528,990

(a)  For the period April 28, 2014 to December 31, 2014.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                                                          AMERICAN FUNDS
                                        AMERICAN FUNDS BOND         GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2014           2013            2014            2013            2014           2013
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........      2,325,977       2,648,283      37,330,513      43,461,938      18,042,900     21,177,181
Units issued and transferred
   from other funding options....        231,110         427,413       2,861,052       3,698,652         886,144      1,375,758
Units redeemed and transferred to
   other funding options.........      (502,972)       (749,719)     (8,031,723)     (9,830,077)     (3,852,057)    (4,510,039)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................      2,054,115       2,325,977      32,159,842      37,330,513      15,076,987     18,042,900
                                   =============  ==============  ==============  ==============  ==============  =============


                                                                                                    MIST ALLIANZ
                                                                                                  GLOBAL INVESTORS
                                           AMERICAN FUNDS             MIST ALLIANCEBERNSTEIN           DYNAMIC
                                            GROWTH-INCOME            GLOBAL DYNAMIC ALLOCATION    MULTI-ASSET PLUS
                                             SUBACCOUNT                     SUBACCOUNT               SUBACCOUNT
                                   ------------------------------  -----------------------------  ----------------
                                        2014            2013           2014            2013           2014 (a)
                                   --------------  --------------  -------------  --------------   -------------

Units beginning of year..........      16,134,770      18,665,471        340,220         196,834              --
Units issued and transferred
   from other funding options....         726,531       1,208,486        102,146         286,476         262,369
Units redeemed and transferred to
   other funding options.........     (3,363,111)     (3,739,187)       (97,980)       (143,090)       (168,227)
                                   --------------  --------------  -------------  --------------   -------------
Units end of year................      13,498,190      16,134,770        344,386         340,220          94,142
                                   ==============  ==============  =============  ==============   =============

                                            MIST AMERICAN               MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                      FUNDS BALANCED ALLOCATION          GROWTH ALLOCATION             MODERATE ALLOCATION
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2014            2013           2014            2013            2014           2013
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      14,440,158      14,899,727     26,207,533      27,533,118      11,404,147     12,324,435
Units issued and transferred
   from other funding options....         780,725       1,121,636      2,045,767       1,933,616         595,303        537,822
Units redeemed and transferred to
   other funding options.........     (1,569,264)     (1,581,205)    (2,634,746)     (3,259,201)     (1,256,388)    (1,458,110)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      13,651,619      14,440,158     25,618,554      26,207,533      10,743,062     11,404,147
                                   ==============  ==============  =============  ==============  ==============  =============


                                          MIST AQR GLOBAL                MIST BLACKROCK                      MIST
                                           RISK BALANCED           GLOBAL TACTICAL STRATEGIES     CLARION GLOBAL REAL ESTATE
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2014           2013            2014           2013            2014            2013
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........       1,011,287        878,635        714,637         585,832       3,977,435      4,340,517
Units issued and transferred
   from other funding options....         453,619        759,069        234,093         453,950         463,450        692,752
Units redeemed and transferred to
   other funding options.........       (354,965)      (626,417)      (221,514)       (325,145)       (959,845)    (1,055,834)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       1,109,941      1,011,287        727,216         714,637       3,481,040      3,977,435
                                   ==============  =============  =============  ==============  ==============  =============

                                          MIST CLEARBRIDGE                      MIST                        MIST INVESCO
                                          AGGRESSIVE GROWTH         HARRIS OAKMARK INTERNATIONAL      BALANCED-RISK ALLOCATION
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2014            2013            2014            2013            2014            2013
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      28,755,511      27,612,841      49,947,770      56,246,801       5,179,224       5,584,823
Units issued and transferred
   from other funding options....      48,975,630       9,745,725       5,993,877       7,264,734       2,064,436       3,253,549
Units redeemed and transferred to
   other funding options.........    (17,511,675)     (8,603,055)    (10,523,993)    (13,563,765)     (1,903,225)     (3,659,148)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      60,219,466      28,755,511      45,417,654      49,947,770       5,340,435       5,179,224
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                               MIST                   MIST JPMORGAN GLOBAL
                                     MIST INVESCO MID CAP VALUE      INVESCO SMALL CAP GROWTH           ACTIVE ALLOCATION
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2014            2013           2014            2013            2014           2013
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      21,359,994      24,433,157      5,067,816       5,171,776       3,454,086      1,391,913
Units issued and transferred
   from other funding options....       1,279,884       2,543,090        733,554       1,064,636       1,355,398      3,589,088
Units redeemed and transferred to
   other funding options.........     (4,767,377)     (5,616,253)    (1,455,226)     (1,168,596)     (1,084,138)    (1,526,915)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      17,872,501      21,359,994      4,346,144       5,067,816       3,725,346      3,454,086
                                   ==============  ==============  =============  ==============  ==============  =============


                                        MIST LOOMIS SAYLES                    MIST                     MIST MET/FRANKLIN
                                          GLOBAL MARKETS           LORD ABBETT BOND DEBENTURE      LOW DURATION TOTAL RETURN
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2014         2013 (b)          2014           2013            2014           2013
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........         612,874             --      29,505,951     31,915,666      1,070,341         134,808
Units issued and transferred
   from other funding options....         126,675        872,289       3,064,420      4,907,137        643,338       1,163,625
Units redeemed and transferred to
   other funding options.........       (155,235)      (259,415)     (6,779,035)    (7,316,852)      (713,199)       (228,092)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................         584,314        612,874      25,791,336     29,505,951      1,000,480       1,070,341
                                   ==============  =============  ==============  =============  =============  ==============



                                            MIST METLIFE                       MIST                        MIST METLIFE
                                        ASSET ALLOCATION 100           METLIFE BALANCED PLUS         MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2014            2013            2014           2013            2014          2013 (b)
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       2,094,855       2,326,171      1,283,328         367,388          51,281              --
Units issued and transferred
   from other funding options....         290,141         238,634        829,779       1,226,692         219,178          61,175
Units redeemed and transferred to
   other funding options.........       (621,080)       (469,950)      (491,084)       (310,752)        (36,618)         (9,894)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       1,763,916       2,094,855      1,622,023       1,283,328         233,841          51,281
                                   ==============  ==============  =============  ==============  ==============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                              MIST MFS                   MIST MORGAN STANLEY              MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL              MID CAP GROWTH                   GLOBAL EQUITY
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2014            2013            2014            2013            2014            2013
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      38,428,828      42,650,041       8,415,324      10,129,294       1,083,733       1,026,930
Units issued and transferred
   from other funding options....       4,168,908       3,756,756       1,030,157       1,576,902         163,108       1,378,420
Units redeemed and transferred to
   other funding options.........     (7,514,847)     (7,977,969)     (1,969,791)     (3,290,872)       (280,221)     (1,321,617)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      35,082,889      38,428,828       7,475,690       8,415,324         966,620       1,083,733
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                   MIST PANAGORA
                                      GLOBAL
                                    DIVERSIFIED            MIST PIMCO                    MIST PIMCO
                                       RISK         INFLATION PROTECTED BOND            TOTAL RETURN
                                    SUBACCOUNT             SUBACCOUNT                    SUBACCOUNT
                                   -------------  ----------------------------  ----------------------------
                                     2014 (a)         2014           2013            2014          2013
                                   -------------  -------------  -------------  -------------  -------------

Units beginning of year..........             --      4,389,955      5,518,601    143,046,103    154,390,105
Units issued and transferred
   from other funding options....         14,332        559,693      1,126,941     14,444,743     25,928,927
Units redeemed and transferred to
   other funding options.........           (70)    (1,221,821)    (2,255,587)   (34,733,117)   (37,272,929)
                                   -------------  -------------  -------------  -------------  -------------
Units end of year................         14,262      3,727,827      4,389,955    122,757,729    143,046,103
                                   =============  =============  =============  =============  =============

                                           MIST PYRAMIS                  MIST PYRAMIS                 MIST SCHRODERS
                                         GOVERNMENT INCOME               MANAGED RISK               GLOBAL MULTI-ASSET
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2014           2013           2014         2013 (b)         2014           2013
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        137,416         98,388         41,171             --      2,274,941      1,242,122
Units issued and transferred
   from other funding options....        109,080        135,255         61,536         41,772      1,039,739      1,492,310
Units redeemed and transferred to
   other funding options.........       (81,074)       (96,227)       (14,773)          (601)      (511,523)      (459,491)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        165,422        137,416         87,934         41,171      2,803,157      2,274,941
                                   =============  =============  =============  =============  =============  =============


                                             MIST SSGA                                                 MIST T. ROWE
                                       GROWTH AND INCOME ETF         MIST SSGA GROWTH ETF          PRICE MID CAP GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2014           2013           2014           2013           2014           2013
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      4,805,421      5,112,036      3,533,099      3,096,331     55,061,813     63,335,359
Units issued and transferred
   from other funding options....        388,170        564,754        642,579        959,788      7,492,643      6,877,774
Units redeemed and transferred to
   other funding options.........      (748,741)      (871,369)      (775,414)      (523,020)   (13,155,005)   (15,151,320)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      4,444,850      4,805,421      3,400,264      3,533,099     49,399,451     55,061,813
                                   =============  =============  =============  =============  =============  =============

                                            MIST WMC                      MSF BAILLIE                    MSF BARCLAYS
                                       LARGE CAP RESEARCH         GIFFORD INTERNATIONAL STOCK        AGGREGATE BOND INDEX
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2014            2013           2014           2013            2014            2013
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........      1,682,265      1,978,362     34,523,112      38,951,302      35,166,715      37,737,914
Units issued and transferred
   from other funding options....        375,895        249,186      2,764,553       3,519,766       5,349,092       6,916,642
Units redeemed and transferred to
   other funding options.........      (425,311)      (545,283)    (6,137,802)     (7,947,956)     (8,431,404)     (9,487,841)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................      1,632,849      1,682,265     31,149,863      34,523,112      32,084,403      35,166,715
                                   =============  =============  =============  ==============  ==============  ==============


                                                MSF                       MSF BLACKROCK                 MSF BLACKROCK
                                       BLACKROCK BOND INCOME          CAPITAL APPRECIATION             LARGE CAP VALUE
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2014           2013            2014           2013           2014            2013
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........     16,334,076      18,015,817      19,170,461     22,736,619     27,136,141     28,641,252
Units issued and transferred
   from other funding options....      1,866,724       2,453,978       1,124,401      1,282,212      3,727,856      5,238,577
Units redeemed and transferred to
   other funding options.........    (3,315,205)     (4,135,719)     (4,397,276)    (4,848,370)    (6,744,321)    (6,743,688)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................     14,885,595      16,334,076      15,897,586     19,170,461     24,119,676     27,136,141
                                   =============  ==============  ==============  =============  =============  =============

                                                MSF                           MSF                          MSF
                                      BLACKROCK MONEY MARKET        FRONTIER MID CAP GROWTH          JENNISON GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2014           2013          2014            2013          2014           2013
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     24,312,164     27,081,624        227,192        259,318     28,011,321     34,186,891
Units issued and transferred
   from other funding options....     12,903,244     17,883,428         25,203         19,190      3,341,907      2,761,985
Units redeemed and transferred to
   other funding options.........   (17,629,241)   (20,652,888)       (59,033)       (51,316)    (7,119,613)    (8,937,555)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     19,586,167     24,312,164        193,362        227,192     24,233,615     28,011,321
                                   =============  =============  =============  =============  =============  =============


                                           MSF LOOMIS                    MSF LOOMIS                        MSF
                                      SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH      MET/ARTISAN MID CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2014           2013           2014           2013           2014           2013
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........     17,829,467     20,692,464     16,983,884     19,740,364     28,625,432     33,885,499
Units issued and transferred
   from other funding options....        983,177      1,702,243      2,147,593      2,345,896      1,258,404      2,074,653
Units redeemed and transferred to
   other funding options.........    (3,609,773)    (4,565,240)    (4,074,196)    (5,102,376)    (5,686,912)    (7,334,720)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................     15,202,871     17,829,467     15,057,281     16,983,884     24,196,924     28,625,432
                                   =============  =============  =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MSF METLIFE                    MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 20            ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2014            2013            2014            2013            2014            2013
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       5,660,242       7,292,959      11,364,982      12,239,273      38,014,221      40,075,386
Units issued and transferred
   from other funding options....         662,031         701,350       1,626,609       1,332,762       1,473,177       2,968,773
Units redeemed and transferred to
   other funding options.........     (1,547,233)     (2,334,067)     (3,137,237)     (2,207,053)     (5,539,835)     (5,029,938)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       4,775,040       5,660,242       9,854,354      11,364,982      33,947,563      38,014,221
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             MSF METLIFE                    MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80            MID CAP STOCK INDEX                  STOCK INDEX
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2014            2013            2014            2013            2014            2013
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      46,754,770      50,296,027      19,063,379      21,850,416      12,521,936      13,877,297
Units issued and transferred
   from other funding options....       2,855,079       1,971,111       1,667,148       2,974,952       1,718,563       1,660,549
Units redeemed and transferred to
   other funding options.........     (5,772,423)     (5,512,368)     (3,858,279)     (5,761,989)     (2,851,388)     (3,015,910)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      43,837,426      46,754,770      16,872,248      19,063,379      11,389,111      12,521,936
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        MSF MFS TOTAL RETURN               MSF MFS VALUE             MSF MSCI EAFE INDEX
                                             SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2014           2013            2014           2013          2014           2013
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      7,358,832      8,158,061     47,559,233     37,585,526     30,060,411     32,831,212
Units issued and transferred
   from other funding options......        609,782      1,048,375      3,946,391     85,353,434      3,353,649      4,210,564
Units redeemed and transferred to
   other funding options...........    (1,983,107)    (1,847,604)   (10,456,167)   (75,379,727)    (5,797,508)    (6,981,365)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      5,985,507      7,358,832     41,049,457     47,559,233     27,616,552     30,060,411
                                     =============  =============  =============  =============  =============  =============


                                                 MSF                                                      MSF T. ROWE
                                      NEUBERGER BERMAN GENESIS         MSF RUSSELL 2000 INDEX       PRICE LARGE CAP GROWTH
                                             SUBACCOUNT                      SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  -----------------------------  ----------------------------
                                         2014           2013            2014            2013          2014           2013
                                     -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year............     44,237,122     42,307,991      17,763,527     20,477,220     33,495,559     23,635,941
Units issued and transferred
   from other funding options......      2,459,922     12,879,738       1,896,996      2,414,387      4,766,249     18,820,121
Units redeemed and transferred to
   other funding options...........    (9,126,700)   (10,950,607)     (4,244,907)    (5,128,080)    (8,951,981)    (8,960,503)
                                     -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..................     37,570,344     44,237,122      15,415,616     17,763,527     29,309,827     33,495,559
                                     =============  =============  ==============  =============  =============  =============

                                                                          MSF WESTERN                    MSF WESTERN
                                            MSF T. ROWE                ASSET MANAGEMENT               ASSET MANAGEMENT
                                      PRICE SMALL CAP GROWTH     STRATEGIC BOND OPPORTUNITIES          U.S. GOVERNMENT
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                        2014           2013           2014           2013            2014           2013
                                   -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year..........     10,399,904     11,139,207     33,895,692     36,941,346      38,768,390     42,979,225
Units issued and transferred
   from other funding options....      1,828,114      2,567,419      2,688,751      4,858,708       3,869,816      6,547,305
Units redeemed and transferred to
   other funding options.........    (3,166,044)    (3,306,722)    (6,856,302)    (7,904,362)     (8,384,050)   (10,758,140)
                                   -------------  -------------  -------------  -------------   -------------  -------------
Units end of year................      9,061,974     10,399,904     29,728,141     33,895,692      34,254,156     38,768,390
                                   =============  =============  =============  =============   =============  =============



                                              MSF WMC                       MSF WMC
                                             BALANCED              CORE EQUITY OPPORTUNITIES
                                            SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------
                                        2014           2013           2014           2013
                                   -------------  -------------  -------------  -------------

Units beginning of year..........        165,341        179,353     65,387,642     76,453,047
Units issued and transferred
   from other funding options....         29,043         35,955      2,537,861      4,465,230
Units redeemed and transferred to
   other funding options.........       (50,411)       (49,967)   (14,067,810)   (15,530,635)
                                   -------------  -------------  -------------  -------------
Units end of year................        143,973        165,341     53,857,693     65,387,642
                                   =============  =============  =============  =============

(a) For the period April 28, 2014 to December 31, 2014.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2014:

                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS       HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------
  American Funds Bond            2014     2,054,115  14.94 - 17.99    36,076,315      1.87         1.40 - 2.45           2.73 - 3.81
     Subaccount                  2013     2,325,977  14.54 - 17.33    39,394,102      1.71         1.40 - 2.45       (4.53) - (3.52)
                                 2012     2,648,283  15.23 - 17.96    46,517,891      2.47         1.15 - 2.20           2.81 - 3.90
                                 2011     2,799,117  14.82 - 17.28    47,375,496      2.97         1.15 - 2.20           3.54 - 4.63
                                 2010     2,945,065  14.31 - 16.52    47,656,298      2.96         1.15 - 2.20           3.87 - 4.97

  American Funds Global Small    2014    32,159,842    3.09 - 3.68   115,675,747      0.12         1.35 - 2.45         (0.35) - 0.75
     Capitalization Subaccount   2013    37,330,513    3.10 - 3.65   133,338,396      0.87         1.35 - 2.45         25.18 - 26.56
                                 2012    43,461,938    2.48 - 2.89   122,725,393      1.34         1.15 - 2.20         15.30 - 16.59
                                 2011    47,555,817    2.15 - 2.48   115,235,673      1.33         1.15 - 2.20     (21.09) - (20.23)
                                 2010    52,551,757    2.72 - 3.11   159,797,037      1.72         1.15 - 2.20         19.44 - 20.76

  American Funds Growth          2014    15,076,987   5.02 - 23.64   342,821,576      0.75         1.35 - 2.45           1.96 - 7.05
     Subaccount                  2013    18,042,900  16.14 - 22.10   382,996,019      0.91         1.35 - 2.45         26.95 - 28.36
                                 2012    21,177,181  12.71 - 17.22   350,147,074      0.78         1.15 - 2.20         15.02 - 16.30
                                 2011    23,960,658  11.05 - 14.82   340,137,197      0.60         1.15 - 2.20       (6.59) - (5.56)
                                 2010    27,474,181  11.83 - 15.70   412,587,326      0.71         1.15 - 2.20         15.82 - 17.09

  American Funds                 2014    13,498,190  12.18 - 16.85   217,950,996      1.23         1.35 - 2.45           7.96 - 9.15
     Growth-Income Subaccount    2013    16,134,770  11.28 - 15.44   238,636,393      1.32         1.35 - 2.45         30.27 - 31.71
                                 2012    18,665,471   8.66 - 11.73   209,539,656      1.57         1.15 - 2.20         14.62 - 15.90
                                 2011    21,480,195   7.55 - 10.13   207,680,427      1.49         1.15 - 2.20       (4.20) - (3.14)
                                 2010    24,532,016   7.89 - 10.46   244,743,387      1.46         1.15 - 2.20           8.73 - 9.94

  MIST AllianceBernstein         2014       344,386  12.02 - 12.37     4,238,825      1.87         1.15 - 1.95           5.28 - 6.12
     Global Dynamic Allocation   2013       340,220  11.41 - 11.66     3,949,619      1.09         1.15 - 1.95           9.00 - 9.88
     Subaccount                  2012       196,834  10.47 - 10.61     2,082,890        --         1.15 - 1.95           3.03 - 3.59
     (Commenced 4/30/2012)

  MIST Allianz Global Investors  2014        94,142           1.04        98,051      0.40         1.15 - 1.35           4.40 - 4.55
     Dynamic Multi-Asset
     Plus Subaccount
     (Commenced 4/28/2014)

  MIST American Funds            2014    13,651,619  12.50 - 13.28   179,851,168      1.27         1.15 - 2.05           3.90 - 4.84
     Balanced Allocation         2013    14,440,158  12.04 - 12.67   181,618,195      1.36         1.15 - 2.05         16.13 - 17.18
     Subaccount                  2012    14,899,727  10.36 - 10.81   160,100,268      1.69         1.15 - 2.05         11.21 - 12.22
                                 2011    15,069,191    9.32 - 9.63   144,479,630      1.30         1.15 - 2.05       (4.12) - (3.24)
                                 2010    15,942,456    9.72 - 9.96   158,154,223      1.11         1.15 - 2.05          9.89 - 10.88

  MIST American Funds Growth     2014    25,618,554  12.63 - 13.32   338,829,244      1.04         1.15 - 1.95           4.33 - 5.17
     Allocation Subaccount       2013    26,207,533  12.03 - 12.67   329,912,452      1.01         1.15 - 2.05         22.57 - 23.68
                                 2012    27,533,118   9.82 - 10.24   280,493,850      1.19         1.15 - 2.05         13.79 - 14.82
                                 2011    27,018,254    8.63 - 8.92   239,966,279      1.11         1.15 - 2.05       (6.66) - (5.82)
                                 2010    27,089,390    9.27 - 9.47   255,735,337      0.90         1.15 - 1.95         11.30 - 12.18



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS       HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------
  MIST American Funds            2014    10,743,062  12.35 - 13.03   139,175,091      1.45          1.15 - 1.95          4.05 - 4.88
     Moderate Allocation         2013    11,404,147  11.87 - 12.43   140,991,815      1.64          1.15 - 1.95        11.33 - 12.22
     Subaccount                  2012    12,324,435  10.62 - 11.07   135,901,256      2.04          1.15 - 2.05          8.58 - 9.57
                                 2011    12,948,597   9.78 - 10.11   130,383,950      1.57          1.15 - 2.05      (1.84) - (0.96)
                                 2010    13,483,240   9.99 - 10.20   137,196,371      1.54          1.15 - 1.95          7.79 - 8.66

  MIST AQR Global Risk           2014     1,109,941  11.07 - 11.40    12,605,187        --          1.15 - 1.95          1.99 - 2.81
     Balanced Subaccount         2013     1,011,287  10.78 - 11.09    11,175,438      2.08          1.15 - 2.20      (5.49) - (4.50)
     (Commenced 4/30/2012)       2012       878,635  11.40 - 11.61    10,173,769        --          1.15 - 2.20          3.10 - 3.83

  MIST BlackRock Global          2014       727,216  11.36 - 11.81     8,539,602      1.06          1.15 - 2.20          3.61 - 4.70
     Tactical Strategies         2013       714,637  10.96 - 11.28     8,021,650      1.39          1.15 - 2.20          7.91 - 9.05
     Subaccount                  2012       585,832  10.16 - 10.34     6,042,380        --          1.15 - 2.20          2.69 - 3.41
     (Commenced 4/30/2012)

  MIST Clarion Global Real       2014     3,481,040  17.27 - 19.32    66,325,358      1.61          1.15 - 2.20        10.80 - 11.97
     Estate Subaccount           2013     3,977,435  15.59 - 17.26    67,667,220      6.91          1.15 - 2.20          1.29 - 2.36
                                 2012     4,340,517  15.39 - 16.86    72,167,457      2.07          1.15 - 2.20        23.23 - 24.54
                                 2011     4,730,504  12.49 - 13.54    63,228,091      3.94          1.15 - 2.20      (7.63) - (6.67)
                                 2010     5,305,672  13.52 - 14.50    76,081,125      8.38          1.15 - 2.20        13.58 - 14.78

  MIST ClearBridge Aggressive    2014    60,219,466    1.03 - 1.58    86,973,052      0.09          1.15 - 2.20        16.31 - 17.58
     Growth Subaccount           2013    28,755,511    0.87 - 1.34    33,957,658      0.27          1.15 - 2.20        42.44 - 44.18
                                 2012    27,612,841    0.61 - 0.93    22,188,833      0.09          1.15 - 2.20        15.92 - 17.21
                                 2011    31,024,670    0.53 - 0.80    21,133,384        --          1.15 - 2.20        (9.74) - 2.05
                                 2010    13,748,193    0.71 - 0.78    10,525,016        --          1.15 - 2.20        21.13 - 22.41

  MIST Harris Oakmark            2014    45,417,654    2.31 - 2.69   119,014,081      2.45          1.15 - 2.20      (7.84) - (6.74)
     International Subaccount    2013    49,947,770    2.51 - 2.89   140,495,093      2.55          1.15 - 2.20        27.65 - 29.15
                                 2012    56,246,801    1.96 - 2.23   122,637,423      1.63          1.15 - 2.20        26.43 - 27.79
                                 2011    61,874,195    1.55 - 1.75   105,629,994        --          1.15 - 2.20    (16.14) - (15.10)
                                 2010    64,400,034    1.85 - 2.06   129,723,549      1.94          1.15 - 2.20        13.89 - 15.15

  MIST Invesco Balanced-Risk     2014     5,340,435    1.08 - 1.10     5,871,839        --          1.15 - 1.95          3.54 - 4.37
     Allocation Subaccount       2013     5,179,224    1.04 - 1.06     5,459,889        --          1.15 - 1.95        (0.11) - 0.70
     (Commenced 4/30/2012)       2012     5,584,823    1.04 - 1.05     5,857,058      0.57          1.15 - 1.95          3.31 - 3.86

  MIST Invesco Mid Cap Value     2014    17,872,501    3.18 - 3.77    65,871,436      0.48          1.15 - 2.50          7.26 - 8.39
     Subaccount                  2013    21,359,994    2.96 - 3.47    72,645,514      0.73          1.15 - 2.20        27.47 - 28.82
     (Commenced 4/30/2012)       2012    24,433,157    2.32 - 2.70    64,474,453        --          1.15 - 2.20          1.74 - 2.47

  MIST Invesco Small Cap         2014     4,346,144    2.44 - 2.75    11,715,000        --          1.15 - 2.05          5.72 - 6.68
     Growth Subaccount           2013     5,067,816    2.31 - 2.58    12,796,786      0.22          1.15 - 2.05        37.33 - 38.57
                                 2012     5,171,776    1.68 - 1.86     9,438,989        --          1.15 - 2.05        15.82 - 16.87
                                 2011     5,813,521    1.45 - 1.59     9,072,306        --          1.15 - 2.05      (3.07) - (2.21)
                                 2010     6,512,357    1.50 - 1.63    10,411,880        --          1.15 - 2.05        23.60 - 24.75

  MIST JPMorgan Global Active    2014     3,725,346    1.19 - 1.22     4,530,802      1.12          1.15 - 1.95          4.91 - 5.75
     Allocation Subaccount       2013     3,454,086    1.14 - 1.15     3,975,793      0.09          1.15 - 1.95          8.84 - 9.72
     (Commenced 4/30/2012)       2012     1,391,913           1.05     1,462,127      0.75          1.15 - 1.95          3.30 - 3.85

  MIST Loomis Sayles Global      2014       584,314   1.47 - 14.85     7,804,547      2.18          1.15 - 2.20          1.22 - 2.28
     Markets Subaccount          2013       612,874  13.67 - 14.52     8,800,808        --          1.15 - 2.20         9.95 - 10.74
     (Commenced 4/29/2013)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  -------------  ------------  -------------  ----------------  -----------------
  MIST Lord Abbett Bond         2014     25,791,336    2.52 - 3.04    76,461,675      5.67         1.15 - 2.20           2.55 - 3.63
     Debenture Subaccount       2013     29,505,951    2.46 - 2.93    84,414,917      6.62         1.15 - 2.20           5.63 - 6.74
                                2012     31,915,666    2.33 - 2.75    85,512,191      7.19         1.15 - 2.20         10.48 - 11.65
                                2011     35,558,398    2.11 - 2.46    85,351,971      6.07         1.15 - 2.20           2.18 - 3.27
                                2010     40,456,988    2.06 - 2.39    93,998,157      6.32         1.15 - 2.20         10.50 - 11.71

  MIST Met/Franklin Low         2014      1,000,480   9.76 - 10.09    10,040,845      2.05         1.15 - 2.05       (0.99) - (0.10)
     Duration Total Return      2013      1,070,341   9.86 - 10.10    10,762,551      0.94         1.15 - 2.05         (0.89) - 0.00
     Subaccount                 2012        134,808   9.94 - 10.10     1,358,619      1.78         1.15 - 2.05           2.27 - 3.20
     (Commenced 5/2/2011)       2011         79,180    9.72 - 9.78       773,691        --         1.15 - 2.05       (2.63) - (2.04)

  MIST MetLife Asset            2014      1,763,916  14.68 - 16.25    28,342,417      0.74         1.15 - 2.20           2.80 - 3.89
     Allocation 100 Subaccount  2013      2,094,855  14.28 - 15.65    32,390,256      0.73         1.15 - 2.20         26.69 - 28.03
     (Commenced 5/2/2011)       2012      2,326,171  11.27 - 12.22    28,109,733      0.64         1.15 - 2.20         14.19 - 15.40
                                2011      2,686,933   9.87 - 10.59    28,160,379        --         1.15 - 2.20     (14.81) - (14.22)

  MIST MetLife Balanced Plus    2014      1,622,023  12.50 - 12.88    20,771,779      1.58         1.15 - 1.95           7.53 - 8.39
     Subaccount                 2013      1,283,328  11.63 - 11.88    15,182,172      0.83         1.15 - 1.95         12.15 - 13.05
     (Commenced 4/30/2012)      2012        367,388  10.37 - 10.51     3,849,521        --         1.15 - 1.95           4.25 - 4.82

  MIST MetLife Multi-Index      2014        233,841  12.06 - 12.23     2,855,092        --         1.15 - 1.80           7.31 - 8.01
     Targeted Risk Subaccount   2013         51,281  11.24 - 11.32       579,432      0.44         1.15 - 1.80           4.28 - 4.74
     (Commenced 4/29/2013)

  MIST MFS Research             2014     35,082,889    1.42 - 1.66    57,350,296      2.24         1.15 - 2.20       (8.97) - (8.01)
     International Subaccount   2013     38,428,828    1.56 - 1.81    68,276,242      2.58         1.15 - 2.20         16.66 - 17.89
                                2012     42,650,041    1.34 - 1.53    64,290,997      1.90         1.15 - 2.20         14.16 - 15.37
                                2011     45,620,906    1.17 - 1.33    59,621,551      1.90         1.15 - 2.20     (12.68) - (11.70)
                                2010     50,128,644    1.34 - 1.50    74,252,359      1.73         1.15 - 2.20          9.02 - 10.10

  MIST Morgan Stanley Mid Cap   2014      7,475,690    1.75 - 2.11    15,403,174        --         1.15 - 2.20       (1.18) - (0.14)
     Growth Subaccount          2013      8,415,324    1.77 - 2.11    17,352,268      0.64         1.15 - 2.20         36.00 - 37.43
     (Commenced 5/3/2010)       2012     10,129,294    1.30 - 1.54    15,201,233        --         1.15 - 2.20           6.89 - 8.03
                                2011     11,262,845    1.22 - 1.42    15,633,841      0.60         1.15 - 2.20       (8.89) - (8.01)
                                2010     13,082,111    1.34 - 1.55    19,733,417        --         1.15 - 2.20         16.39 - 17.22

  MIST Oppenheimer Global       2014        966,620  22.07 - 26.62    25,199,517      0.84         1.05 - 2.10         (0.08) - 0.97
     Equity Subaccount          2013      1,083,733  22.09 - 26.36    27,920,840      1.61         1.15 - 2.20         24.35 - 25.66
                                2012      1,026,930  17.76 - 20.98    21,023,383      1.38         1.15 - 2.20         18.53 - 19.78
                                2011      1,065,791  14.99 - 17.51    18,224,703      1.86         1.15 - 2.20      (10.39) - (9.45)
                                2010      1,193,937  16.73 - 19.34    22,574,929      1.34         1.15 - 2.20         13.41 - 14.60

  MIST PanAgora Global          2014         14,262           1.04        14,785      0.26                1.25                  3.68
     Diversified Risk Subaccount
     (Commenced 4/28/2014)

  MIST PIMCO Inflation          2014      3,727,827  13.43 - 15.18    55,660,905      1.54         1.15 - 2.20           0.65 - 1.72
     Protected Bond Subaccount  2013      4,389,955  13.35 - 14.93    64,470,336      2.27         1.15 - 2.20     (11.25) - (10.31)
                                2012      5,518,601  15.04 - 16.64    90,359,849      2.98         1.15 - 2.20           6.74 - 7.88
                                2011      5,334,723  14.09 - 15.43    81,033,029      1.65         1.15 - 2.20           8.73 - 9.87
                                2010      5,520,709  12.96 - 14.04    76,438,254      2.38         1.15 - 2.20           5.42 - 6.53



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------
  MIST PIMCO Total Return        2014   122,757,729    1.60 - 1.85   222,814,774      2.36         1.15 - 2.20           1.92 - 3.00
     Subaccount                  2013   143,046,103    1.57 - 1.79   252,169,121      4.23         1.15 - 2.20       (4.05) - (3.04)
                                 2012   154,390,105    1.63 - 1.85   280,763,140      3.14         1.15 - 2.20           6.88 - 8.02
                                 2011   163,281,881    1.53 - 1.71   274,968,399      2.74         1.15 - 2.20           0.92 - 2.03
                                 2010   184,908,912    1.51 - 1.68   305,472,578      3.65         1.15 - 2.20           5.87 - 6.94

  MIST Pyramis Government        2014       165,422  10.70 - 11.02     1,808,773      2.22         1.15 - 1.95           5.48 - 6.33
     Income Subaccount           2013       137,416  10.15 - 10.37     1,416,691      1.81         1.15 - 1.95       (6.36) - (5.61)
     (Commenced 4/30/2012)       2012        98,388  10.84 - 10.99     1,078,256        --         1.15 - 1.95           1.17 - 1.72

  MIST Pyramis Managed Risk      2014        87,934  11.44 - 11.57     1,015,117        --         1.15 - 1.80           6.70 - 7.40
     Subaccount                  2013        41,171  10.74 - 10.77       443,128      1.22         1.15 - 1.60           5.12 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global          2014     2,803,157    1.21 - 1.24     3,468,177      1.22         1.15 - 1.95           5.66 - 6.51
     Multi-Asset Subaccount      2013     2,274,941    1.15 - 1.16     2,644,387      0.01         1.15 - 1.95           7.98 - 8.85
     (Commenced 4/30/2012)       2012     1,242,122    1.06 - 1.07     1,328,035      1.54         1.15 - 1.95           5.29 - 5.86

  MIST SSgA Growth and Income    2014     4,444,850  14.31 - 15.41    67,926,805      2.22         1.15 - 1.95           3.77 - 4.60
     ETF Subaccount              2013     4,805,421  13.79 - 14.73    70,251,765      2.50         1.15 - 1.95         10.75 - 11.64
                                 2012     5,112,036  12.45 - 13.19    66,981,641      2.36         1.15 - 1.95         10.66 - 11.55
                                 2011     4,933,140  11.25 - 11.83    57,980,746      1.72         1.15 - 1.95       (0.89) - (0.09)
                                 2010     4,098,681  11.35 - 11.84    48,200,467      1.24         1.15 - 1.95         10.08 - 10.96

  MIST SSgA Growth ETF           2014     3,400,264  14.04 - 15.26    51,467,013      1.90         1.15 - 2.05           3.24 - 4.17
     Subaccount                  2013     3,533,099  13.60 - 14.65    51,363,420      2.07         1.15 - 2.05         15.68 - 16.72
                                 2012     3,096,331  11.76 - 12.55    38,545,404      1.92         1.15 - 2.05         12.69 - 13.71
                                 2011     2,798,405  10.44 - 11.04    30,656,396      1.50         1.15 - 2.05       (4.12) - (3.25)
                                 2010     1,705,233  10.94 - 11.41    19,315,032      1.28         1.15 - 1.95         11.95 - 12.85

  MIST T. Rowe Price Mid Cap     2014    49,399,451    1.53 - 1.77    85,709,579        --         1.15 - 2.20         10.32 - 11.49
     Growth Subaccount           2013    55,061,813    1.38 - 1.58    85,764,588      0.21         1.15 - 2.20         33.61 - 35.02
                                 2012    63,335,359    1.04 - 1.17    73,147,138        --         1.15 - 2.20         11.20 - 12.38
                                 2011    67,968,899    0.93 - 1.04    69,911,886        --         1.15 - 2.20       (3.72) - (2.70)
                                 2010    75,544,471    0.97 - 1.07    79,944,130        --         1.15 - 2.20         24.90 - 26.20

  MIST WMC Large Cap Research    2014     1,632,849   8.34 - 11.25    17,639,903      0.72         1.07 - 2.02         11.15 - 12.21
     Subaccount                  2013     1,682,265   7.28 - 10.03    16,194,897      1.26         1.15 - 2.20         31.36 - 32.75
                                 2012     1,978,362    5.54 - 7.55    14,314,469      1.02         1.15 - 2.20         10.93 - 12.11
                                 2011     2,110,610    4.99 - 6.74    13,594,636      0.97         1.15 - 2.20       (1.92) - (0.88)
                                 2010     2,151,070    5.23 - 6.80    13,961,316      1.18         1.15 - 2.10         10.12 - 11.17

  MSF Baillie Gifford            2014    31,149,863    1.17 - 1.48    44,356,217      1.30         1.15 - 2.10       (5.30) - (4.30)
     International Stock         2013    34,523,112    1.19 - 1.54    51,433,878      1.49         1.15 - 2.20         12.63 - 13.99
     Subaccount                  2012    38,951,302    1.06 - 1.35    50,921,452      1.20         1.15 - 2.20         16.76 - 18.02
                                 2011    41,910,841    0.91 - 1.15    46,402,957      1.67         1.15 - 2.20     (21.92) - (20.88)
                                 2010    47,670,713    1.16 - 1.45    66,749,894      1.46         1.15 - 2.20           4.60 - 5.84

  MSF Barclays Aggregate Bond    2014    32,084,403    1.47 - 1.75    54,897,351      2.86         1.15 - 2.20           3.18 - 4.27
     Index Subaccount            2013    35,166,715    1.43 - 1.68    57,720,818      3.46         1.15 - 2.20       (4.65) - (3.65)
                                 2012    37,737,914    1.50 - 1.74    64,276,772      3.59         1.15 - 2.20           1.36 - 2.43
                                 2011    41,140,697    1.48 - 1.70    68,410,882      3.45         1.15 - 2.20           4.97 - 6.06
                                 2010    47,369,400    1.41 - 1.60    74,321,425      3.59         1.15 - 2.20           3.37 - 4.44



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------
  MSF BlackRock Bond Income      2014    14,885,595    4.99 - 6.62    93,750,166      3.32         1.15 - 2.00           4.69 - 5.65
     Subaccount                  2013    16,334,076    4.70 - 6.26    97,412,829      3.89         1.15 - 2.05       (3.02) - (2.10)
                                 2012    18,015,817    4.64 - 6.40   109,634,389      2.58         1.15 - 2.20           4.94 - 6.10
                                 2011    20,258,164    4.42 - 6.03   116,124,890      3.84         1.15 - 2.20           4.00 - 5.13
                                 2010    24,773,298    4.25 - 5.73   134,484,368      3.77         1.15 - 2.20           5.72 - 6.90

  MSF BlackRock Capital          2014    15,897,586    2.39 - 4.83    74,762,622      0.03         1.15 - 2.20           6.27 - 7.50
     Appreciation Subaccount     2013    19,170,461    2.22 - 4.50    83,923,630      0.75         1.15 - 2.20         30.99 - 32.51
                                 2012    22,736,619    1.68 - 3.39    75,225,794      0.22         1.15 - 2.20         11.58 - 12.86
                                 2011    25,606,594    1.49 - 3.01    75,112,353      0.12         1.15 - 2.20     (11.14) - (10.08)
                                 2010    29,309,341    1.66 - 3.34    95,747,201      0.16         1.15 - 2.20         16.88 - 18.25

  MSF BlackRock Large Cap        2014    24,119,676    1.59 - 1.83    43,113,362      1.10         1.15 - 2.20           7.31 - 8.53
     Value Subaccount            2013    27,136,141    1.48 - 1.69    44,710,234      1.18         1.15 - 2.20         28.88 - 30.38
                                 2012    28,641,252    1.15 - 1.30    36,219,149      1.44         1.15 - 2.20         11.48 - 12.83
                                 2011    29,054,587    1.03 - 1.15    32,643,434      0.96         1.15 - 2.20         (0.19) - 0.97
                                 2010    31,479,302    1.03 - 1.14    35,096,472      0.89         1.15 - 2.20           6.63 - 7.77

  MSF BlackRock Money Market     2014    19,586,167    1.71 - 2.39    44,665,731        --         1.15 - 2.20       (2.18) - (1.14)
     Subaccount                  2013    24,312,164    1.75 - 2.42    56,018,696        --         1.15 - 2.20       (2.18) - (1.14)
                                 2012    27,081,624    1.79 - 2.45    63,129,311        --         1.15 - 2.20       (2.19) - (1.15)
                                 2011    32,962,909    1.83 - 2.48    77,539,481        --         1.15 - 2.20       (2.19) - (1.12)
                                 2010    39,483,517    1.87 - 2.52    94,187,372        --         1.15 - 2.20       (2.14) - (1.15)

  MSF Frontier Mid Cap Growth    2014       193,362  53.93 - 71.38    13,173,590        --         1.15 - 2.20           8.46 - 9.61
     Subaccount                  2013       227,192  49.72 - 65.12    14,115,648      1.12         1.15 - 2.20         29.55 - 30.92
                                 2012       259,318  38.38 - 49.74    12,302,094        --         1.15 - 2.20           8.27 - 9.42
                                 2011       291,452  35.45 - 45.46    12,638,101      0.09         1.15 - 2.20       (5.35) - (4.35)
                                 2010       315,681  37.45 - 47.53    14,323,485        --         1.15 - 2.20         12.50 - 13.68

  MSF Jennison Growth            2014    24,233,615    0.76 - 0.88    20,690,541      0.07         1.15 - 2.10           6.54 - 7.61
     Subaccount                  2013    28,011,321    0.70 - 0.81    22,243,582      0.26         1.15 - 2.20         33.93 - 35.34
                                 2012    34,186,891    0.53 - 0.60    20,116,086      0.05         1.15 - 2.20        (4.51) - 14.25
                                 2011    21,572,678    0.47 - 0.53    11,125,749      0.13         1.15 - 2.20       (1.88) - (0.94)
                                 2010    22,485,876    0.47 - 0.53    11,684,531      0.47         1.15 - 2.20          8.78 - 10.23

  MSF Loomis Sayles Small Cap    2014    15,202,871    4.78 - 6.04    88,938,080      0.01         1.15 - 2.20           1.25 - 2.42
     Core Subaccount             2013    17,829,467    4.72 - 5.90   101,863,059      0.31         1.15 - 2.20         37.63 - 39.22
                                 2012    20,692,464    3.43 - 4.24    84,979,664        --         1.15 - 2.20         11.77 - 13.07
                                 2011    23,529,947    3.07 - 3.75    85,523,533      0.04         1.15 - 2.20       (1.82) - (0.69)
                                 2010    27,650,261    3.13 - 3.78   101,383,579      0.03         1.15 - 2.20         24.43 - 25.88

  MSF Loomis Sayles Small Cap    2014    15,057,281    1.55 - 1.79    26,507,182        --         1.15 - 2.20       (1.26) - (0.22)
     Growth Subaccount           2013    16,983,884    1.57 - 1.79    29,937,334        --         1.15 - 2.20         45.15 - 46.68
                                 2012    19,740,364    1.08 - 1.22    23,754,198        --         1.15 - 2.20           8.47 - 9.62
                                 2011    22,109,100    1.00 - 1.11    24,268,255        --         1.15 - 2.20           0.60 - 1.64
                                 2010    25,406,974    0.99 - 1.10    27,466,974        --         1.15 - 2.20         28.37 - 29.82

  MSF Met/Artisan Mid Cap        2014    24,196,924    3.93 - 5.09   118,669,726      0.60         1.15 - 2.20         (0.54) - 0.61
     Value Subaccount            2013    28,625,432    3.95 - 5.06   139,622,050      0.85         1.15 - 2.20         33.54 - 35.09
                                 2012    33,885,499    2.96 - 3.74   122,364,566      0.87         1.15 - 2.20          9.14 - 10.41
                                 2011    39,227,358    2.71 - 3.39   128,297,188      0.86         1.15 - 2.20           4.19 - 5.38
                                 2010    46,714,914    2.60 - 3.22   144,899,873      0.66         1.15 - 2.20         12.24 - 13.55



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------
  MSF MetLife Asset              2014     4,775,040  13.22 - 14.64    68,920,141      3.97         1.15 - 2.20           2.20 - 3.28
     Allocation 20 Subaccount    2013     5,660,242  12.94 - 14.18    79,132,085      3.02         1.15 - 2.20           2.02 - 3.09
                                 2012     7,292,959  12.68 - 13.75    99,014,719      3.11         1.15 - 2.20           6.79 - 7.92
                                 2011     6,850,429  11.88 - 12.74    86,241,071      2.38         1.15 - 2.20           1.01 - 2.08
                                 2010     7,535,384  11.76 - 12.48    93,068,263      3.46         1.15 - 2.20           7.65 - 8.80

  MSF MetLife Asset              2014     9,854,354  14.16 - 15.44   150,208,135      2.88         1.15 - 2.05           2.80 - 3.73
     Allocation 40 Subaccount    2013    11,364,982  13.77 - 14.89   167,044,283      2.52         1.15 - 2.05           8.67 - 9.66
                                 2012    12,239,273  12.53 - 13.58   164,236,003      2.90         1.15 - 2.20          9.02 - 10.18
                                 2011    13,064,084  11.49 - 12.32   159,343,386      2.09         1.15 - 2.20       (1.14) - (0.11)
                                 2010    13,681,075  11.62 - 12.34   167,254,367      3.41         1.15 - 2.20          9.10 - 10.25

  MSF MetLife Asset              2014    33,947,563  14.48 - 16.03   536,980,259      2.08         1.15 - 2.20           2.76 - 3.85
     Allocation 60 Subaccount    2013    38,014,221  14.09 - 15.43   579,666,964      1.93         1.15 - 2.20         15.42 - 16.64
                                 2012    40,075,386  12.21 - 13.23   524,607,576      2.31         1.15 - 2.20         10.76 - 11.94
                                 2011    42,712,440  11.02 - 11.82   499,992,633      1.53         1.15 - 2.20       (3.51) - (2.49)
                                 2010    44,597,787  11.42 - 12.12   536,129,987      2.60         1.15 - 2.20         10.71 - 11.88

  MSF MetLife Asset              2014    43,837,426  14.82 - 16.40   709,612,314      1.61         1.15 - 2.20           2.94 - 4.02
     Allocation 80 Subaccount    2013    46,754,770  14.40 - 15.77   728,399,299      1.45         1.15 - 2.20         21.61 - 22.89
                                 2012    50,296,027  11.84 - 12.83   638,284,894      1.91         1.15 - 2.20         12.86 - 14.06
                                 2011    53,372,509  10.49 - 11.25   594,591,283      1.41         1.15 - 2.20       (5.86) - (4.87)
                                 2010    56,779,679  11.14 - 11.83   665,791,166      2.16         1.15 - 2.20         12.21 - 13.38

  MSF MetLife Mid Cap Stock      2014    16,872,248    2.53 - 2.84    47,120,563      0.84         1.15 - 1.95           7.12 - 7.98
     Index Subaccount            2013    19,063,379    2.28 - 2.63    49,300,976      0.97         1.15 - 2.20         29.94 - 31.31
                                 2012    21,850,416    1.76 - 2.00    43,051,751      0.77         1.15 - 2.20         14.76 - 15.98
                                 2011    23,658,788    1.53 - 1.73    40,192,782      0.72         1.15 - 2.20       (4.31) - (3.30)
                                 2010    26,771,630    1.60 - 1.79    47,047,384      0.83         1.15 - 2.20         23.27 - 24.62

  MSF MetLife Stock Index        2014    11,389,111    5.23 - 6.78    74,895,370      1.52         1.15 - 2.20         10.64 - 11.81
     Subaccount                  2013    12,521,936    4.73 - 6.06    73,596,932      1.69         1.15 - 2.20         28.83 - 30.19
                                 2012    13,877,297    3.67 - 4.66    62,563,406      1.62         1.15 - 2.20         12.90 - 14.10
                                 2011    15,166,783    3.25 - 4.08    59,866,197      1.52         1.15 - 2.20         (0.58) - 0.49
                                 2010    17,661,885    3.27 - 4.06    69,214,245      1.64         1.15 - 2.20         12.03 - 13.18

  MSF MFS Total Return           2014     5,985,507   4.92 - 64.74    49,656,232      2.26         1.15 - 2.20           6.01 - 7.12
     Subaccount                  2013     7,358,832   4.65 - 60.50    56,360,705      2.42         1.15 - 2.20         16.12 - 17.34
                                 2012     8,158,061   4.00 - 51.61    53,660,070      2.71         1.15 - 2.20          8.87 - 10.03
                                 2011     9,134,536   3.67 - 46.95    54,923,358      2.62         1.15 - 2.20         (0.05) - 1.00
                                 2010    10,540,754   3.68 - 46.54    63,563,896      2.89         1.15 - 2.20           7.42 - 8.54

  MSF MFS Value Subaccount       2014    41,049,457   1.29 - 13.84    93,384,518      1.59         1.15 - 2.20           8.16 - 9.36
                                 2013    47,559,233   1.18 - 12.67    99,910,703      1.17         1.15 - 2.20         18.00 - 34.08
                                 2012    37,585,526    1.21 - 1.42    51,957,406      1.79         1.15 - 2.20         13.77 - 15.06
                                 2011    42,354,932    1.06 - 1.24    50,959,834      1.42         1.15 - 2.20       (1.57) - (0.32)
                                 2010    46,771,975    1.08 - 1.24    56,611,896      1.29         1.15 - 2.20           8.76 - 9.95

  MSF MSCI EAFE Index            2014    27,616,552    1.30 - 1.48    40,202,603      2.39         1.15 - 1.95       (8.08) - (7.34)
     Subaccount                  2013    30,060,411    1.36 - 1.60    47,208,525      2.92         1.15 - 2.20         18.88 - 20.13
                                 2012    32,831,212    1.15 - 1.33    42,868,013      2.93         1.15 - 2.20         15.44 - 16.67
                                 2011    35,406,160    0.99 - 1.14    39,626,666      2.32         1.15 - 2.20     (14.54) - (13.70)
                                 2010    38,834,375    1.16 - 1.32    50,334,152      2.56         1.15 - 2.20           5.54 - 6.70



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        ------------  -------------  ------------  -------------  ----------------  ----------------
  MSF Neuberger Berman            2014    37,570,344    2.24 - 2.59    95,137,635      0.25         1.15 - 2.10      (2.32) - (1.33)
     Genesis Subaccount           2013    44,237,122    2.06 - 2.62   113,610,753      0.57         1.15 - 2.20        25.75 - 36.79
                                  2012    42,307,991    1.66 - 1.92    79,566,362      0.21         1.15 - 2.20          7.35 - 8.64
                                  2011    48,617,567    1.55 - 1.76    84,186,481      0.63         1.15 - 2.20          3.20 - 4.40
                                  2010    57,635,646    1.50 - 1.69    95,668,301      0.38         1.15 - 2.20        18.74 - 20.01

  MSF Russell 2000 Index          2014    15,415,616    2.51 - 2.86    43,088,125      0.97         1.15 - 1.95          2.76 - 3.58
     Subaccount                   2013    17,763,527    2.35 - 2.76    47,935,785      1.39         1.15 - 2.20        35.18 - 36.60
                                  2012    20,477,220    1.74 - 2.02    40,442,242      0.95         1.15 - 2.20        13.51 - 14.72
                                  2011    22,750,846    1.53 - 1.76    39,141,905      0.88         1.15 - 2.20      (6.36) - (5.38)
                                  2010    25,697,081    1.64 - 1.86    46,741,958      0.94         1.15 - 2.20        23.85 - 25.10

  MSF T. Rowe Price Large Cap     2014    29,309,827   2.07 - 24.18    70,710,117        --         1.15 - 2.20          6.46 - 7.58
     Growth Subaccount            2013    33,495,559   1.95 - 22.50    75,081,697      0.06         1.15 - 2.20        35.75 - 37.18
                                  2012    23,635,941    1.44 - 1.67    38,514,439        --         1.15 - 2.20        16.08 - 17.31
                                  2011    25,256,378    1.24 - 1.42    35,124,226        --         1.15 - 2.20      (3.51) - (2.47)
                                  2010    28,445,616    1.28 - 1.46    40,587,362      0.07         1.15 - 2.20        14.27 - 15.38

  MSF T. Rowe Price Small Cap     2014     9,061,974    2.69 - 3.24    28,694,594        --         1.15 - 2.20          4.33 - 5.43
     Growth Subaccount            2013    10,399,904    2.58 - 3.07    31,191,510      0.14         1.15 - 2.20        41.04 - 42.52
                                  2012    11,139,207    1.83 - 2.16    23,444,285        --         1.15 - 2.20        13.37 - 14.58
                                  2011    11,117,559    1.61 - 1.88    20,434,500        --         1.15 - 2.20        (0.74) - 0.32
                                  2010    10,488,236    1.62 - 1.88    19,218,431        --         1.15 - 2.20        31.74 - 33.12

  MSF Western Asset               2014    29,728,141    2.56 - 3.23    92,517,493      5.31         1.15 - 2.20          3.00 - 4.19
     Management Strategic Bond    2013    33,895,692    2.49 - 3.10   101,309,175      4.88         1.15 - 2.20      (1.37) - (0.22)
     Opportunities Subaccount     2012    36,941,346    2.52 - 3.11   110,686,505      3.48         1.15 - 2.20         8.86 - 10.02
                                  2011    41,275,440    2.32 - 2.82   112,449,197      5.00         1.15 - 2.20          3.53 - 4.72
                                  2010    47,539,639    2.24 - 2.70   123,703,747      6.12         1.15 - 2.20        10.02 - 11.36

  MSF Western Asset               2014    34,254,156    1.57 - 1.94    64,144,486      1.77         1.15 - 2.20          0.33 - 1.43
     Management U.S. Government   2013    38,768,390    1.54 - 1.91    71,587,134      1.99         1.15 - 2.20      (3.06) - (1.88)
     Subaccount                   2012    42,979,225    1.58 - 1.95    80,898,906      1.95         1.15 - 2.20          0.79 - 1.98
                                  2011    48,060,527    1.57 - 1.91    88,784,513      1.34         1.15 - 2.20          2.95 - 4.12
                                  2010    55,261,352    1.53 - 1.84    98,100,793      2.58         1.15 - 2.20          3.25 - 4.43

  MSF WMC Balanced                2014       143,973  46.69 - 62.98     8,642,661      1.75         1.15 - 2.20          7.88 - 9.02
     Subaccount                   2013       165,341  43.28 - 57.77     9,114,958      2.25         1.15 - 2.20        17.66 - 18.90
                                  2012       179,353  36.79 - 48.58     8,310,586      2.02         1.15 - 2.20         9.66 - 10.82
                                  2011       187,088  33.55 - 43.84     7,839,589      2.25         1.15 - 2.20          1.34 - 2.41
                                  2010       196,600  33.10 - 42.81     8,026,844      1.63         1.15 - 2.20          6.94 - 8.06



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                             UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ------------  ------------  ------------  -------------  ----------------  ----------------
  MSF WMC Core Equity              2014    53,857,693   4.21 - 5.31   276,231,796      0.55         1.15 - 2.20          7.95 - 9.18
     Opportunities Subaccount      2013    65,387,642   3.90 - 4.86   307,249,171      1.25         1.15 - 2.20        30.46 - 32.00
                                   2012    76,453,047   2.99 - 3.68   272,302,821      0.68         1.15 - 2.20        10.15 - 11.41
                                   2011    86,947,327   2.71 - 3.30   278,040,874      1.01         1.15 - 2.20      (6.35) - (5.28)
                                   2010    99,593,907   2.90 - 3.49   336,368,565      0.89         1.15 - 2.20         9.27 - 10.52

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013 and 2012 and Independent Auditors' Report

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company and Subsidiary:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its subsidiary as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 20, 2015

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                      2014       2013
                                                                                   ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $1,528 and $1,569, respectively)......................................... $    1,641 $    1,608
 Mortgage loans (net of valuation allowances of $1 and $1, respectively)..........        132        123
 Policy loans.....................................................................        422        416
 Real estate joint ventures.......................................................          4          5
 Other limited partnership interests..............................................          5          5
 Short-term investments, at estimated fair value..................................         63         22
 Other invested assets............................................................         27         19
                                                                                   ---------- ----------
   Total investments..............................................................      2,294      2,198
Cash and cash equivalents.........................................................         15         37
Accrued investment income.........................................................         27         28
Premiums, reinsurance and other receivables.......................................      1,074        639
Deferred policy acquisition costs.................................................        675        746
Current income tax recoverable....................................................         --          2
Other assets......................................................................         36         39
Separate account assets...........................................................      8,829      9,298
                                                                                   ---------- ----------
     Total assets................................................................. $   12,950 $   12,987
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $      725 $      735
Policyholder account balances.....................................................      1,051      1,020
Other policy-related balances.....................................................        348        342
Policyholder dividends payable....................................................          3          3
Payables for collateral under derivative transactions.............................         10          3
Current income tax payable........................................................         13         --
Deferred income tax liability.....................................................        142         80
Other liabilities.................................................................        544        364
Separate account liabilities......................................................      8,829      9,298
                                                                                   ---------- ----------
     Total liabilities............................................................     11,665     11,845
                                                                                   ---------- ----------
Contingencies, Commitments and Guarantees (Note 13)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares
  issued and outstanding..........................................................          3          3
Additional paid-in capital........................................................        450        450
Retained earnings.................................................................        769        685
Accumulated other comprehensive income (loss).....................................         63          4
                                                                                   ---------- ----------
     Total stockholder's equity...................................................      1,285      1,142
                                                                                   ---------- ----------
       Total liabilities and stockholder's equity................................. $   12,950 $   12,987
                                                                                   ========== ==========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                 2014    2013    2012
                                                                ------- ------- -------
Revenues
Premiums....................................................... $    49 $    48 $    48
Universal life and investment-type product policy fees.........     258     266     265
Net investment income..........................................     109     106     104
Other revenues.................................................     250     243     242
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.     (1)      --      --
 Other net investment gains (losses)...........................     (4)       9       3
                                                                ------- ------- -------
   Total net investment gains (losses).........................     (5)       9       3
 Net derivative gains (losses).................................     170   (233)     178
                                                                ------- ------- -------
     Total revenues............................................     831     439     840
                                                                ------- ------- -------
Expenses
Policyholder benefits and claims...............................     119      99     175
Interest credited to policyholder account balances.............      33      33      31
Policyholder dividends.........................................       6       6       6
Other expenses.................................................     343     250     415
                                                                ------- ------- -------
     Total expenses............................................     501     388     627
                                                                ------- ------- -------
Income (loss) before provision for income tax..................     330      51     213
Provision for income tax expense (benefit).....................      97       9      74
                                                                ------- ------- -------
Net income (loss).............................................. $   233 $    42 $   139
                                                                ======= ======= =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                              2014     2013    2012
                                                                             ------- -------- -------
Net income (loss)........................................................... $   233 $     42 $   139
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets...............      71    (121)      26
 Unrealized gains (losses) on derivatives...................................       9        1       4
 Defined benefit plans adjustment...........................................      11       40    (19)
                                                                             ------- -------- -------
Other comprehensive income (loss), before income tax........................      91     (80)      11
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................    (32)       28     (4)
                                                                             ------- -------- -------
Other comprehensive income (loss), net of income tax........................      59     (52)       7
                                                                             ------- -------- -------
Comprehensive income (loss)................................................. $   292 $   (10) $   146
                                                                             ======= ======== =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                       Accumulated
                                                  Additional              Other         Total
                                           Common  Paid-in   Retained Comprehensive Stockholder's
                                           Stock   Capital   Earnings Income (Loss)    Equity
                                           ------ ---------- -------- ------------- -------------
Balance at December 31, 2011.............. $   3   $   458   $   627    $     49      $   1,137
Dividends on common stock.................                      (46)                       (46)
Net income (loss).........................                       139                        139
Other comprehensive income (loss), net of
  income tax..............................                                     7              7
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2012..............     3       458       720          56          1,237
Dividends on common stock.................                       (77)                      (77)
Return of capital.........................             (8)                                  (8)
Net income (loss).........................                        42                         42
Other comprehensive income (loss), net of
  income tax..............................                                  (52)           (52)
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2013..............     3       450       685           4          1,142
Dividends on common stock.................                     (114)                      (114)
Dividend of subsidiary (Note 2)...........                      (35)                       (35)
Net income (loss).........................                       233                        233
Other comprehensive income (loss), net of
  income tax..............................                                    59             59
                                           -----   -------   -------    --------      ---------
Balance at December 31, 2014.............. $   3   $   450   $   769    $     63      $   1,285
                                           =====   =======   =======    ========      =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014     2013     2012
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $    233 $     42 $    139
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses............................................................        2        3        4
 Amortization of premiums and accretion of discounts associated with investments, net..............      (4)      (4)      (5)
 (Gains) losses on investments, net................................................................        5      (9)      (3)
 (Gains) losses on derivatives, net................................................................    (175)      225    (141)
 (Income) loss from equity method investments, net of dividends or distributions...................        1       --      (1)
 Interest credited to policyholder account balances................................................       33       33       31
 Universal life and investment-type product policy fees............................................    (258)    (266)    (265)
 Change in accrued investment income...............................................................       --       --      (1)
 Change in premiums, reinsurance and other receivables.............................................    (216)        5    (123)
 Change in deferred policy acquisition costs, net..................................................       70     (30)      107
 Change in income tax..............................................................................       45     (43)       39
 Change in other assets............................................................................      101      118      115
 Change in insurance-related liabilities and policy-related balances...............................     (11)     (11)       59
 Change in other liabilities.......................................................................      170        6       41
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................      (4)       69      (4)
                                                                                                    -------- -------- --------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.........................................................................      499      541      379
 Mortgage loans....................................................................................       21        3        3
 Other limited partnership interests...............................................................       --        1        1
Purchases of:
 Fixed maturity securities.........................................................................    (408)    (691)    (454)
 Mortgage loans....................................................................................     (30)     (23)      (2)
 Real estate joint ventures........................................................................       --       --      (5)
 Other limited partnership interests...............................................................      (1)      (1)      (2)
Cash received in connection with freestanding derivatives..........................................        5        2       --
Cash paid in connection with freestanding derivatives..............................................      (5)      (1)       --
Dividend of subsidiary.............................................................................     (49)       --       --
Net change in policy loans.........................................................................      (6)      (1)      (5)
Net change in short-term investments...............................................................     (41)       50     (13)
Other, net.........................................................................................       --       --      (4)
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................     (15)    (120)    (102)
                                                                                                    -------- -------- --------
Cash flows from financing activities
Policyholder account balances:
 Deposits..........................................................................................      243      263      304
 Withdrawals.......................................................................................    (139)    (119)    (159)
Net change in payables for collateral under derivative transactions................................        7        3       --
Return of capital..................................................................................       --      (8)       --
Dividends on common stock..........................................................................    (114)     (77)     (46)
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................      (3)       62       99
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................     (22)       11      (7)
Cash and cash equivalents, beginning of year.......................................................       37       26       33
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year............................................................. $     15 $     37 $     26
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax........................................................................................ $     56 $     54 $     17
                                                                                                    ======== ======== ========
Non-cash transactions:
 Disposal of subsidiary:
   Assets disposed................................................................................. $     69 $     -- $     --
   Liabilities disposed............................................................................     (34)       --       --
                                                                                                    -------- -------- --------
   Net assets disposed.............................................................................       35       --       --
   Cash disposed...................................................................................     (49)       --       --
   Dividend of interests in subsidiary.............................................................       14       --       --
                                                                                                    -------- -------- --------
   Loss on dividend of interests in subsidiary..................................................... $     -- $     -- $     --
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  New England Life Insurance Company ("NELICO") and its former subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company.

  The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owned 100% of the outstanding common stock of New England Securities Corporation ("NES") prior to its disposition. See Note 2.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of NELICO and its former subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

  Amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2014 presentation. Such reclassifications include $225 million and ($141) million from (gains) losses on investments, net to (gains) losses on derivatives, net, all within cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2013 and 2012, respectively.

  Additionally, certain amounts in the prior years' footnotes have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          3
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Deferred Sales Inducements   4
     ----------------------------------------------------------------------
     Reinsurance                                                        5
     ----------------------------------------------------------------------
     Investments                                                        6
     ----------------------------------------------------------------------
     Derivatives                                                        7
     ----------------------------------------------------------------------
     Fair Value                                                         8
     ----------------------------------------------------------------------
     Employee Benefit Plans                                             11
     ----------------------------------------------------------------------
     Income Tax                                                         12
     ----------------------------------------------------------------------
     Litigation Contingencies                                           13
     ----------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns,

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Deferred Sales Inducements

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Variable deferred annuity contracts
 -----------------------------------------------------------------------------

   See Note 4 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

.. Social investments which are accounted for under the equity method as described in "-- Real Estate Joint Ventures and Other Limited Partnership Interests" above.
.. Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives_ carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

.. Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan, as well as other postretirement benefit plans. The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

 Income Tax

   The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
    .  the jurisdiction in which the deferred tax asset was generated;
    . the length of time that carryforwards can be utilized in the various taxing jurisdictions;
    . future taxable income exclusive of reversing temporary differences and carryforwards;
    .  future reversals of existing taxable temporary differences;
    . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2014 and 2013. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $4 million and $3 million at December 31, 2014 and 2013, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2014, 2013 and 2012.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $13 million at both December 31, 2014 and 2013. Accumulated amortization of capitalized software was $9 million at both December 31, 2014 and 2013. Related amortization expense was $1 million, $2 million and $1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

   Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Foreign Currency

   Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Adoption of New Accounting Pronouncements

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

   Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

   Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

   Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 7.

   On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

   Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 8.

  Future Adoption of New Accounting Pronouncements

   In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Dispositions

  In December 2014, the Company distributed to MLIC as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker dealer subsidiary, NES. The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of subsidiary in retained earnings. As of the date of the dividend payment, the Company no longer consolidated the assets, liabilities and operations of NES.

               New England Life Insurance Company and Subsidiary

3. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non- forfeiture interest
                                       rate, ranging from 4% to 5%) and (ii)
                                       the liability for terminal dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 9%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 2% to 7%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 2% of the Company's life insurance in-force at both December 31, 2014 and 2013. Participating policies represented 42%, 40% and 40% of gross life insurance premiums for the years ended
December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

               New England Life Insurance Company and Subsidiary

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
---------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
       .  An enhanced death benefit may be      accumulation period based on the present
          available for an additional fee.      value of total expected assessments.
                                              Assumptions are consistent with those used
                                                for amortizing DAC, and are thus subject
                                                to the same variability and risk.
                                              Investment performance and volatility
                                                assumptions are consistent with the
                                                historical experience of the appropriate
                                                underlying equity index, such as the
                                                S&P 500 Index.
                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
---------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits
          determined at the time of issuance    in excess of the projected account balance
          of the variable annuity contract,     at any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly  Assumptions are consistent with those used
          income stream that is not less        for estimating GMDB liabilities.
          than a specified amount.            Calculation incorporates an assumption for
       .  Certain contracts also provide for    the percentage of the potential
          a guaranteed lump sum return of       annuitizations that may be elected by the
          purchase premium in lieu of the       contractholder.
          annuitization benefit.
---------------------------------------------------------------------------------------------
GMWBs  .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.
       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

               New England Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                     Variable Life
                                  Annuity Contracts    Contracts
                                 ------------------- -------------
                                                       Secondary
                                   GMDBs     GMIBs    Guarantees     Total
                                 --------- --------- ------------- ---------
                                                (In millions)
   Direct
   Balance at January 1, 2012... $       8 $      44     $       2 $      54
   Incurred guaranteed benefits.        --        56           (1)        55
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         7       100             1       108
   Incurred guaranteed benefits.         3       (4)            --       (1)
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         9        96             1       106
   Incurred guaranteed benefits.         3        16           (1)        18
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      12 $     112     $      -- $     124
                                 ========= =========     ========= =========
   Ceded
   Balance at January 1, 2012... $       7 $      15     $      -- $      22
   Incurred guaranteed benefits.        --        19            --        19
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         6        34            --        40
   Incurred guaranteed benefits.         3       (1)            --         2
   Paid guaranteed benefits.....       (1)        --            --       (1)
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         8        33     $      --        41
   Incurred guaranteed benefits.         4       (2)            --         2
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      12 $      31     $      -- $      43
                                 ========= =========     ========= =========
   Net
   Balance at January 1, 2012... $       1 $      29     $       2 $      32
   Incurred guaranteed benefits.        --        37           (1)        36
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2012.         1        66             1        68
   Incurred guaranteed benefits.        --       (3)            --       (3)
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2013.         1        63             1        65
   Incurred guaranteed benefits.       (1)        18           (1)        16
   Paid guaranteed benefits.....        --        --            --        --
                                 --------- ---------     --------- ---------
   Balance at December 31, 2014. $      -- $      81     $      -- $      81
                                 ========= =========     ========= =========

               New England Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                          2014      2013
                                       ---------- --------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $    4,110 $  4,388
                      Balanced........      2,659    2,765
                      Bond............        664      702
                      Money Market....         74       88
                                       ---------- --------
                       Total.......... $    7,507 $  7,943
                                       ========== ========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Information regarding the types of guarantees relating to annuity and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $     6,104    $     3,585   $     6,584    $     3,773
Separate account value..................  $     5,730    $     3,436   $     6,186    $     3,617
Net amount at risk......................  $        65    $        86   $        68    $        45
Average attained age of contractholders.     65 years       63 years      64 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Variable Life Contracts (1)
     Account value (general and separate account). $     2,281 $     2,236
     Net amount at risk........................... $    13,671 $    14,842
     Average attained age of policyholders........    53 years    52 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

               New England Life Insurance Company and Subsidiary

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2014     2013    2012
                                                 -----    -----   -----
                                                  (In millions)
               Balance at January 1,........... $  25    $  24   $  27
                Less: Reinsurance recoverables.    20       19      21
                                                 -----    -----   -----
               Net balance at January 1,.......     5        5       6
                                                 -----    -----   -----
               Incurred related to:
                Current year...................     1        1       1
                Prior years....................     1       --     (1)
                                                 -----    -----   -----
                  Total incurred...............     2        1      --
                                                 -----    -----   -----
               Paid related to:
                Current year...................    --       --      --
                Prior years....................   (1)      (1)     (1)
                                                 -----    -----   -----
                  Total paid...................   (1)      (1)     (1)
                                                 -----    -----   -----
               Net balance at December 31,.....     6        5       5
                Add: Reinsurance recoverables..    21       20      19
                                                 -----    -----   -----
               Balance at December 31,......... $  27    $  25   $  24
                                                 =====    =====   =====

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $8.8 billion and $9.3 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4. Deferred Policy Acquisition Costs and Deferred Sales Inducements

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future

               New England Life Insurance Company and Subsidiary policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

               New England Life Insurance Company and Subsidiary

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

  Information regarding DAC was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2014    2013     2012
                                                                   -----   -----   ------
                                                                    (In millions)
DAC
Balance at January 1,............................................ $ 746   $ 716   $  825
Capitalizations..................................................    20       6       25
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).  (26)      69     (55)
 Other expenses..................................................  (63)    (45)     (77)
                                                                   -----   -----   ------
   Total amortization............................................  (89)      24    (132)
                                                                   -----   -----   ------
Unrealized investment gains (losses).............................   (2)      --      (2)
                                                                   -----   -----   ------
Balance at December 31,.......................................... $ 675   $ 746   $  716
                                                                   =====   =====   ======

  Information regarding DSI was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                  2014     2013    2012
                                                   -----    -----   -----
                                                    (In millions)
            DSI
            Balance at January 1,................ $  24    $  26   $  28
            Amortization.........................   (3)      (2)     (2)
            Unrealized investment gains (losses).   (1)       --      --
                                                   -----    -----   -----
            Balance at December 31,.............. $  20    $  24   $  26
                                                   =====    =====   =====

5. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

               New England Life Insurance Company and Subsidiary

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities to an affiliate. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the affiliate. The Company also reinsures 100% of certain variable annuity risk to an affiliate.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $114 million and $127 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $158 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 81%, were with the Company's five largest unaffiliated ceded reinsurers, including $84 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $172 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 74%, were with the Company's five largest unaffiliated ceded reinsurers, including $87 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

               New England Life Insurance Company and Subsidiary

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                -----------------------
                                                                 2014     2013    2012
                                                                -------  ------- -------
                                                                     (In millions)
Premiums
 Direct premiums............................................... $    76  $    85 $    88
 Reinsurance ceded.............................................    (27)     (37)    (40)
                                                                -------  ------- -------
   Net premiums................................................ $    49  $    48 $    48
                                                                =======  ======= =======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   302  $   322 $   324
 Reinsurance ceded.............................................    (44)     (56)    (59)
                                                                -------  ------- -------
   Net universal life and investment-type product policy fees.. $   258  $   266 $   265
                                                                =======  ======= =======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $   163  $   164 $   267
 Reinsurance ceded.............................................    (44)     (65)    (92)
                                                                -------  ------- -------
   Net policyholder benefits and claims........................ $   119  $    99 $   175
                                                                =======  ======= =======
Other expenses
 Direct other expenses......................................... $   351  $   254 $   419
 Reinsurance ceded.............................................     (8)      (4)     (4)
                                                                -------  ------- -------
   Net other expenses.......................................... $   343  $   250 $   415
                                                                =======  ======= =======

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                              December 31,
                                             ----------------------------------------------
                                                       2014                   2013
                                             ------------------------ ---------------------
                                                              Total                  Total
                                                             Balance                Balance
                                             Direct  Ceded    Sheet   Direct Ceded   Sheet
                                             ------ -------- -------- ------ ------ -------
                                                             (In millions)
Assets
Premiums, reinsurance and other receivables. $   65 $  1,009 $  1,074 $   54 $  585 $  639
                                             ====== ======== ======== ====== ====== ======
Liabilities
 Other liabilities.......................... $  321 $    223 $    544 $  275 $   89 $  364
                                             ====== ======== ======== ====== ====== ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $389 million and $175 million at December 31, 2014 and 2013, respectively. There were no deposit liabilities on reinsurance at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Insurance Company USA and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2014     2013    2012
                                                        -------  ------- -------
                                                             (In millions)
Premiums
 Reinsurance ceded..................................... $   (1)  $   (2) $   (4)
Universal life and investment-type product policy fees
 Reinsurance ceded..................................... $  (16)  $  (17) $  (17)
Policyholder benefits and claims
 Reinsurance ceded..................................... $   (7)  $   (4) $  (23)
Other expenses
 Reinsurance ceded..................................... $   (3)  $     2 $     2

  Information regarding the significant effects of ceded affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         Assets
         Premiums, reinsurance and other receivables. $    841 $    400
         Liabilities
         Other liabilities........................... $    169 $     33

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $267 million and $208 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were $157 million, ($334) million and $118 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to an affiliate reinsurer. As a result of this recapture, the significant effects to the Company at December 31, 2014, were increases in cash and cash equivalents for $150 million, as well as a decrease to premiums, reinsurance and other receivables for $150 million.

  Effective November 1, 2014, the Company entered into an agreement to cede 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. As a result of this reinsurance agreement, the significant effects to the Company at December 31, 2014 were decreases

               New England Life Insurance Company and Subsidiary in cash and cash equivalents of $232 million, as well as increases in premiums, reinsurance and other receivables for $243 million, and in other liabilities for $137 million. Also, there was a decrease in other revenues of $7 million for the year ended December 31, 2014. Additionally, this agreement contains embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were assets of $157 million at December 31, 2014. Net derivative gains (losses) associated with the embedded derivatives were $38 million for the year ended December 31, 2014.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $811 million and $146 million of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $345 million and $133 million, at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

6. Investments

  See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

               New England Life Insurance Company and Subsidiary

Fixed Maturity Securities AFS

 Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and ABS.

                                              December 31, 2014                            December 31, 2013
                                 -------------------------------------------- -------------------------------------------
                                               Gross Unrealized                            Gross Unrealized
                                           ------------------------ Estimated           ----------------------- Estimated
                                 Amortized         Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                                   Cost     Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                                 --------- ------- --------- ------ --------- --------- ------ --------- ------ ---------
                                                                      (In millions)
Fixed maturity securities
U.S. corporate.................. $    705  $    59  $    8   $   -- $    756  $    624  $   50  $    6   $   -- $    668
Foreign corporate...............      336       14       7       --      343       300      13       3       --      310
U.S. Treasury and agency........      153       21      --       --      174       235       1      23       --      213
CMBS............................      110        5       1       --      114        98      --       4       --       94
State and political subdivision.       83       22      --       --      105        82       9      --       --       91
RMBS............................       90        6      --       --       96       152       4       4       --      152
ABS.............................       36        1      --       --       37        63       1      --       --       64
Foreign government..............       15        1      --       --       16        15       1      --       --       16
                                 --------  -------  ------   ------ --------  --------  ------  ------   ------ --------
  Total fixed maturity
   securities................... $  1,528  $   129  $   16   $   -- $  1,641  $  1,569  $   79  $   40   $   -- $  1,608
                                 ========  =======  ======   ====== ========  ========  ======  ======   ====== ========

   The Company held no non-income producing fixed maturity securities at both December 31, 2014 and 2013.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

               New England Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $     45  $     46  $     35  $     36
Due after one year through five years......      288       311       227       244
Due after five years through ten years.....      538       556       548       578
Due after ten years........................      421       481       446       440
                                            --------  --------  --------  --------
   Subtotal................................    1,292     1,394     1,256     1,298
Structured securities (CMBS, RMBS and ABS).      236       247       313       310
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  1,528  $  1,641  $  1,569  $  1,608
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, RMBS and ABS are shown separately, as they are not due at a single maturity.

               New England Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2014                         December 31, 2013
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $  106     $   3      $  20      $  5     $   87     $   6      $  2      $  --
Foreign corporate................      87         7          9        --         70         3        --         --
U.S. Treasury and agency.........      --        --         --        --        177        23        --         --
CMBS.............................       2        --         24         1         75         4        --         --
State and political subdivision..      --        --         --        --         29        --        --         --
RMBS.............................      15        --         --        --         63         4        --         --
ABS..............................       3        --          5        --         33        --        --         --
Foreign government...............       1        --         --        --          3        --        --         --
                                   ------     -----      -----      ----     ------     -----      ----      -----
 Total fixed maturity
   securities....................  $  214     $  10      $  58      $  6     $  537     $  40      $  2      $  --
                                   ======     =====      =====      ====     ======     =====      ====      =====
Total number of securities in an
  unrealized loss position.......     100                   15                  115                   2
                                   ======                =====               ======                ====

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on

               New England Life Insurance Company and Subsidiary non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

    . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

    . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

    . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

               New England Life Insurance Company and Subsidiary

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $24 million during the year ended December 31, 2014 from $40 million to $16 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2014                   2013
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $   70       53.1%    $   71        57.7%
  Agricultural....................        63        47.7        53         43.1
                                      ------     -------    ------     --------
    Subtotal......................       133       100.8       124        100.8
  Valuation allowances............       (1)       (0.8)       (1)        (0.8)
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  132      100.0%    $  123       100.0%
                                      ======     =======    ======     ========

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   At both December 31, 2014 and 2013, the Company had no impaired mortgage loans and all loans were evaluated collectively for credit losses. The valuation allowance for commercial and agricultural mortgage loans were less than $1 million at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

               New England Life Insurance Company and Subsidiary under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   All of the commercial mortgage loans held at both December 31, 2014 and 2013 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x. The estimated fair value of commercial mortgage loans held at December 31, 2014 and 2013 was $74 million and $72 million, respectively.

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2014 and 2013 had loan-to-value ratios of less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2014 and 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2014 and 2013.

Other Invested Assets

  Other invested assets is comprised of social investments and freestanding derivatives with positive estimated fair values (see Note 7).

               New England Life Insurance Company and Subsidiary

Cash Equivalents

  The Company did not hold cash equivalents at December 31, 2014. The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million at December 31, 2013.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and DSI that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                    2014    2013     2012
                                                     -----   -----   ------
                                                      (In millions)
          Fixed maturity securities................ $ 113   $  39   $  161
          Derivatives..............................    11       2        1
          Short-term investments...................    --      --      (1)
          Amounts allocated from DAC and DSI.......   (4)     (1)      (1)
          Deferred income tax benefit (expense)....  (42)    (14)     (56)
                                                     -----   -----   ------
          Net unrealized investment gains (losses). $  78   $  26   $  104
                                                     =====   =====   ======

  The changes in net unrealized investment gains (losses) were as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2014     2013    2012
                                                           -----   ------   -----
                                                            (In millions)
    Balance at January 1,................................ $  26   $  104   $  84
    Unrealized investment gains (losses) during the year.    83    (120)      32
    Unrealized investment gains (losses) relating to:
     DAC and DSI.........................................   (3)       --     (2)
     Deferred income tax benefit (expense)...............  (28)       42    (10)
                                                           -----   ------   -----
    Balance at December 31,.............................. $  78   $   26   $ 104
                                                           =====   ======   =====
    Change in net unrealized investment gains (losses)... $  52   $ (78)   $  20
                                                           =====   ======   =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                December 31,
                                                              -----------------
                                                                2014     2013
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $      4 $      4
 Invested assets pledged as collateral (1)...................        1        3
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $      5 $      7
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013.

               New England Life Insurance Company and Subsidiary

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2014                 2013
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (CMBS, RMBS and ABS) (2).  $  247    $  247     $  310    $  310
 U.S. corporate.................................      14        14         13        13
Other invested assets...........................      13        13         13        13
Other limited partnership interests.............       5         6          3         4
                                                  ------    ------     ------    ------
 Total..........................................  $  279    $  280     $  339    $  340
                                                  ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other invested assets and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

Net Investment Income

  The components of net investment income were as follows:

                                               Years Ended December 31,
                                               -----------------------
                                                2014     2013    2012
                                               -------  ------- -------
                                                    (In millions)
         Investment income:
          Fixed maturity securities........... $    78  $    75 $    75
          Mortgage loans......................       7        6       6
          Policy loans........................      23       23      23
          Other limited partnership interests.       1        2       1
          Other...............................       2        2       1
                                               -------  ------- -------
            Subtotal..........................     111      108     106
          Less: Investment expenses...........       2        2       2
                                               -------  ------- -------
              Net investment income........... $   109  $   106 $   104
                                               =======  ======= =======

               New England Life Insurance Company and Subsidiary

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                           2014    2013    2012
                                                                         -------- ------- -------
                                                                              (In millions)
Total gains (losses) on fixed maturity securities:
   OTTI losses on fixed maturity securities recognized in earnings...... $    (1) $    -- $    --
 Fixed maturity securities -- net gains (losses) on sales and disposals.      (4)       9       3
                                                                         -------- ------- -------
   Total net investment gains (losses).................................. $    (5) $     9 $     3
                                                                         ======== ======= =======

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million for each of the years ended December 31, 2014, 2013 and 2012.

Sales or Disposals and Impairments of Fixed Maturity Securities

  Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                              Years Ended December 31,
                                              ------------------------
                                               2014     2013    2012
                                               ------  ------  ------
                                                 (In millions)
              Proceeds....................... $  388   $  393  $  213
                                               ======  ======  ======
              Gross investment gains......... $    4   $   12  $    4
              Gross investment losses........    (8)      (3)     (1)
              OTTI losses....................    (1)       --      --
                                               ------  ------  ------
               Net investment gains (losses). $  (5)   $    9  $    3
                                               ======  ======  ======

Related Party Investment Transactions

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for each of the years ended December 31, 2014, 2013 and 2012. The Company had affiliated net investment income (loss) of less than $1 million, ($1) million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

               New England Life Insurance Company and Subsidiary

7. Derivatives


Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

               New England Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                         2014                          2013
                                                            ------------------------------ ----------------------------
                                                                      Estimated Fair Value          Estimated Fair Value
                                                                      --------------------          -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount  Assets   Liabilities
                          --------------------------------  --------- -------- ----------- -------- -------  -----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate... $      83 $     11  $       -- $     42 $     4    $       3
                                                            --------- --------  ---------- -------- -------    ---------
    Total qualifying hedges............................            83       11          --       42       4            3
                                                            --------- --------  ---------- -------- -------    ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps... Foreign currency exchange rate...        13        1          --       11      --            1
Credit default
 swaps -- purchased...... Credit...........................         3       --          --        4      --           --
Credit default
 swaps -- written........ Credit...........................        33        1          --       33       1           --
                                                            --------- --------  ---------- -------- -------    ---------
   Total non-designated or non-qualifying derivatives...           49        2          --       48       1            1
                                                            --------- --------  ---------- -------- -------    ---------
    Total..............................................     $     132 $     13  $       -- $     90 $     5    $       4
                                                            ========= ========  ========== ======== =======    =========

  Based on gross notional amounts, a portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                               --------------------------
                                                 2014     2013     2012
                                               -------- -------- --------
                                                     (In millions)
       Derivatives and hedging gains (losses). $      2 $      2 $      2
       Embedded derivatives...................      168    (235)      176
                                               -------- -------- --------
        Total net derivative gains (losses)... $    170 $  (233) $    178
                                               ======== ======== ========

               New England Life Insurance Company and Subsidiary

  The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for each of the years ended December 31, 2014, 2013 and 2012.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $1 million for both the years ended December 31, 2014 and 2013. The amount the Company recognized in net derivative gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2012 was not significant.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2014
           Foreign currency exchange rate derivatives.   $        1
           Credit derivatives -- written..............           --
                                                         ----------
             Total....................................   $        1
                                                         ==========
          Year Ended December 31, 2013
           Foreign currency exchange rate derivatives.   $      (1)
           Credit derivatives -- written..............            2
                                                         ----------
             Total....................................   $        1
                                                         ==========
          Year Ended December 31, 2012
           Foreign currency exchange rate derivatives.   $       --
           Credit derivatives -- written..............            1
                                                         ----------
             Total....................................   $        1
                                                         ==========

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2014, 2013 and 2012, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2014, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

  At December 31, 2014 and 2013, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $11 million and $2 million, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there was $9 million, $1 million and $4 million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2014, the amount reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2013 and 2012, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2014 and 2013, there were no amounts reclassified to net investment income related to foreign currency swaps. For the year ended December 31, 2012, the amount reclassified to net investment income related to foreign currency swaps was not significant. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $3 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $33 million at both December 31, 2014 and 2013. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2014 and 2013, the Company would have received $1 million to terminate all of these contracts.

               New England Life Insurance Company and Subsidiary

    The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                    December 31,
                                  ---------------------------------------------------------------------------------
                                                    2014                                     2013
                                  ---------------------------------------- ----------------------------------------
                                  Estimated      Maximum                   Estimated      Maximum
                                  Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation         of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                      Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)              Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------         ---------- ---------------- ------------ ---------- ---------------- ------------
                                         (In millions)                            (In millions)
Baa
Single name credit default swaps
  (corporate)                         $   --          $    --          0.0     $   --          $    --          0.0
Credit default swaps referencing
  indices                                 --               22          5.0         --               22          5.0
                                      ------          -------                  ------          -------
 Subtotal........................         --               22          5.0         --               22          5.0
                                      ------          -------                  ------          -------
B
Single name credit default swaps
  (corporate)                         $   --          $    --          0.0     $   --          $    --          0.0
Credit default swaps referencing
  indices                                  1               11          5.0          1               11          5.0
                                      ------          -------                  ------          -------
 Subtotal........................          1               11          5.0          1               11          5.0
                                      ------          -------                  ------          -------
   Total.........................     $    1          $    33          5.0     $    1          $    33          5.0
                                      ======          =======                  ======          =======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the

               New England Life Insurance Company and Subsidiary

Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                    December 31, 2014  December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar   ------------------- ------------------
Arrangement                                                        Assets  Liabilities Assets Liabilities
----------------------------------------------------------------   ------- ----------- ------ -----------
                                                                               (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $    12     $    -- $    4      $    4
 OTC-cleared (1)..................................................       1          --      1          --
                                                                   -------     ------- ------      ------
   Total gross estimated fair value of derivatives (1)............      13          --      5           4
Amounts offset on the consolidated balance sheets.................      --          --     --          --
                                                                   -------     ------- ------      ------
Estimated fair value of derivatives presented on the consolidated
  balance sheets (1)..............................................      13          --      5           4
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................      --          --    (1)         (1)
 OTC-cleared......................................................      --          --     --          --
Cash collateral: (3)
 OTC-bilateral....................................................     (9)          --    (2)          --
 OTC-cleared......................................................     (1)          --    (1)          --
Securities collateral: (4)
 OTC-bilateral....................................................     (1)          --     --         (2)
 OTC-cleared......................................................      --          --     --          --
                                                                   -------     ------- ------      ------
Net amount after application of master netting agreements and
  collateral...................................................... $     2     $    -- $    1      $    1
                                                                   =======     ======= ======      ======

--------

(1)At both December 31, 2014 and 2013, the amount of income or expense accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

               New England Life Insurance Company and Subsidiary

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2014 and 2013, the Company did not receive or provide any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2014 and 2013, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At both December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $1 million for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

               New England Life Insurance Company and Subsidiary triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2014              $       --           $       --          $      --                       $     --
December 31, 2013              $        3           $        2          $      --                       $      1

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                    December 31,
                                                                                  -----------------
                                                           Balance Sheet Location  2014     2013
                                                           ---------------------- ------  ---------
                                                                                    (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance
                                                           and other receivables  $  424  $     208
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs                   $  (10) $    (53)

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                  2014      2013    2012
                                                 ------   -------- ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  168   $  (235) $  176

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $3 million, ($8) million and ($16) million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition,

               New England Life Insurance Company and Subsidiary the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($13) million, $26 million and $18 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 5 for discussion of affiliated net derivative gains (losses) included in the table above.

8. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               New England Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                          December 31, 2014
                                                              ------------------------------------------
                                                                 Fair Value Hierarchy
                                                              --------------------------
                                                                                               Total Estimated
                                                              Level 1     Level 2  Level 3       Fair Value
                                                              -------    --------- --------    ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    --    $     731 $     25          $     756
 Foreign corporate...........................................      --          291       52                343
 U.S. Treasury and agency....................................      78           96       --                174
 CMBS........................................................      --          114       --                114
 State and political subdivision.............................      --          105       --                105
 RMBS........................................................      --           80       16                 96
 ABS.........................................................      --           25       12                 37
 Foreign government..........................................      --           16       --                 16
                                                              -------    --------- --------          ---------
   Total fixed maturity securities...........................      78        1,458      105              1,641
                                                              -------    --------- --------          ---------
Short-term investments.......................................      --           63       --                 63
Derivative assets: (1)
 Foreign currency exchange rate..............................      --           12       --                 12
 Credit......................................................      --            1       --                  1
                                                              -------    --------- --------          ---------
   Total derivative assets...................................      --           13       --                 13
                                                              -------    --------- --------          ---------
Net embedded derivatives within asset host contracts (2).....      --           --      424                424
Separate account assets (3)..................................      --        8,829       --              8,829
                                                              -------    --------- --------          ---------
       Total assets.......................................... $    78    $  10,363 $    529          $  10,970
                                                              =======    ========= ========          =========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.............................. $    --    $      -- $     --          $      --
                                                              -------    --------- --------          ---------
   Total derivative liabilities..............................      --           --       --                 --
                                                              -------    --------- --------          ---------
Net embedded derivatives within liability host contracts (2).      --           --     (10)               (10)
                                                              -------    --------- --------          ---------
       Total liabilities..................................... $    --    $      -- $   (10)          $    (10)
                                                              =======    ========= ========          =========

               New England Life Insurance Company and Subsidiary

                                                                          December 31, 2013
                                                              -----------------------------------------
                                                                Fair Value Hierarchy
                                                              -------------------------
                                                                                        Total Estimated
                                                              Level 1  Level 2  Level 3   Fair Value
                                                              ------- --------- ------- ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $     646 $    22     $       668
 Foreign corporate...........................................      --       256      54             310
 U.S. Treasury and agency....................................     142        71      --             213
 CMBS........................................................      --        78      16              94
 State and political subdivision.............................      --        91      --              91
 RMBS........................................................      --       134      18             152
 ABS.........................................................      --        53      11              64
 Foreign government..........................................      --        16      --              16
                                                              ------- --------- -------     -----------
   Total fixed maturity securities...........................     142     1,345     121           1,608
                                                              ------- --------- -------     -----------
Short-term investments.......................................      --        22      --              22
Derivative assets: (1)
 Foreign currency exchange rate..............................      --         4      --               4
 Credit......................................................      --         1      --               1
                                                              ------- --------- -------     -----------
   Total derivative assets...................................      --         5      --               5
                                                              ------- --------- -------     -----------
Net embedded derivatives within asset host contracts (2).....      --        --     208             208
Separate account assets (3)..................................      --     9,298      --           9,298
                                                              ------- --------- -------     -----------
       Total assets.......................................... $   142 $  10,670 $   329     $    11,141
                                                              ======= ========= =======     ===========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.............................. $    -- $       4 $    --     $         4
                                                              ------- --------- -------     -----------
   Total derivative liabilities..............................      --         4      --               4
                                                              ------- --------- -------     -----------
Net embedded derivatives within liability host contracts (2).      --        --    (53)            (53)
                                                              ------- --------- -------     -----------
       Total liabilities..................................... $    -- $       4 $  (53)     $      (49)
                                                              ======= ========= =======     ===========

--------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs on the consolidated balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

               New England Life Insurance Company and Subsidiary

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

               New England Life Insurance Company and Subsidiary

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

               New England Life Insurance Company and Subsidiary

    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                             Level 2                                 Level 3
Instrument              Observable Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
  U.S. corporate and foreign corporate securities
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market approach.
              Key Inputs:                             Key Inputs:
              .  quoted prices in markets that are    .  illiquidity premium
                 not active                           .  delta spread adjustments to
              .  benchmark yields                        reflect specific credit-related
              .  spreads off benchmark yields            issues
              .  new issuances                        .  credit spreads
              .  issuer rating                        .  quoted prices in markets that are
              .  duration                                not active for identical or
              .  trades of identical or comparable       similar securities that are less
                 securities                              liquid and based on lower levels
              .  Privately-placed securities are         of trading activity than
                 valued using the additional key         securities classified in Level 2
                 inputs:                              .  independent non-binding broker
              .  market yield curve                      quotations
              .  call provisions
              .  observable prices and spreads for
                 similar publicly traded or
                 privately traded securities that
                 incorporate the credit quality and
                 industry sector of the issuer
              .  delta spread adjustments to
                 reflect specific credit-related
                 issues
---------------------------------------------------------------------------------------------
  U.S. Treasury and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   .  N/A
              market approach.
              Key Inputs:
              .  quoted prices in markets that are
                 not active
              .  benchmark U.S. Treasury yield or
                 other yields
              .  the spread off the U.S. Treasury
                 yield curve for the identical
                 security
              .  issuer ratings and issuer spreads
              .  broker-dealer quotes
              .  comparable securities that are
                 actively traded
              .  reported trades of similar
                 securities, including those that
                 are actively traded, and those
                 within the same sub-sector or with
                 a similar maturity or credit rating

               New England Life Insurance Company and Subsidiary

                             Level 2                                 Level 3
Instrument              Observable Inputs                      Unobservable Inputs
---------------------------------------------------------------------------------------------
  Structured securities comprised of CMBS, RMBS and ABS
---------------------------------------------------------------------------------------------
              Valuation Techniques: Principally the   Valuation Techniques: Principally the
              market and income approaches.           market and income approaches.
              Key Inputs:                             Key Inputs:
              .  quoted prices in markets that are    .  credit spreads
                 not active                           .  quoted prices in markets that are
              .  spreads for actively traded             not active for identical or
                 securities                              similar securities that are less
              .  spreads off benchmark yields            liquid and based on lower levels
              .  expected prepayment speeds and          of trading activity than
                 volumes                                 securities classified in Level 2
              .  current and forecasted loss          .  independent non-binding broker
                 severity                                quotations
              .  ratings
              .  weighted average coupon and
                 weighted average maturity
              .  average delinquency rates
              .  geographic region
              .  debt-service coverage ratios
              .  issuance-specific information,
                 including, but not limited to:
              .  collateral type
              .  payment terms of the underlying
                 assets
              .  payment priority within the tranche
              .  structure of the security
              .  deal performance
              .  vintage of loans
---------------------------------------------------------------------------------------------
  Short-term investments
---------------------------------------------------------------------------------------------
              .  Short-term investments are of a      .  N/A
                 similar nature and class to the
                 fixed maturity securities
                 described above; accordingly, the
                 valuation techniques and
                 observable inputs used in their
                 valuation are also similar to
                 those described above.
---------------------------------------------------------------------------------------------
  Separate Account Assets (1)
---------------------------------------------------------------------------------------------
              Key Input:
              .  quoted prices or reported net        .  N/A
                 asset value provided by the fund
                 managers

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets which include mutual funds and hedge funds.

               New England Life Insurance Company and Subsidiary

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

               New England Life Insurance Company and Subsidiary

  Freestanding Derivatives Valuation Techniques and Key Inputs

   Level 2 includes all types of derivatives utilized by the Company.

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                                                 Foreign Currency
             Instrument                            Exchange Rate                             Credit
--------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 by            .  swap yield curve                    .  swap yield curve
  instrument type                      .  basis curves                        .  credit curves
                                       .  currency spot rates                 .  recovery rates
                                       .  cross currency basis curves

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

               New England Life Insurance Company and Subsidiary

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and guaranteed minimum benefits" and also include counterparty credit spreads.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

               New England Life Insurance Company and Subsidiary

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                   December 31, 2014
                                                                                               --------------------------
                                                                       Significant                               Weighted
                                   Valuation Techniques            Unobservable Inputs             Range        Average (1)
                               ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       (25) -     70       19
  corporate...................  Market pricing                Quoted prices (5)                   18  -    101       98
                               ---------------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)                  91  -     95       92
                               ---------------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                  100  -    102      101
                                Consensus pricing             Offered quotes (5)                 100  -    106      101
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                         0% -   0.10%
                                                                 Ages 41-60                     0.04% -   0.65%
                                                                 Ages 61-115                    0.26% -    100%
                                                              Lapse rates:
                                                                 Durations 1-10                 0.50% -    100%
                                                                 Durations 11-20                   3% -    100%
                                                                 Durations 21-116                  3% -    100%
                                                              Utilization rates                   20% -     50%
                                                              Withdrawal rates                  0.07% -     10%
                                                              Long-term equity volatilities    17.40% -     25%
                                                              Nonperformance risk spread        0.03% -   0.46%
                               ---------------------------------------------------------------------------------------------

                                                                                                   December 31, 2013
                                                                                               --------------------------
                                                                       Significant                               Weighted
                                   Valuation Techniques            Unobservable Inputs             Range        Average (1)
                               ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       (10) -     30       19
  corporate...................  Market pricing                Quoted prices (5)                   97  -    122      101
                               ---------------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)
                               ---------------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                  100  -    101      101
                                Consensus pricing             Offered quotes (5)                  97  -    106       99
                               ---------------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                         0% -   0.10%
                                                                 Ages 41-60                     0.04% -   0.65%
                                                                 Ages 61-115                    0.26% -    100%
                                                              Lapse rates:
                                                                 Durations 1-10                 0.50% -    100%
                                                                 Durations 11-20                   3% -    100%
                                                                 Durations 21-116                  3% -    100%
                                                              Utilization rates                   20% -     50%
                                                              Withdrawal rates                  0.07% -     10%
                                                              Long-term equity volatilities    17.40% -     25%
                                                              Nonperformance risk spread        0.03% -   0.44%
                               ---------------------------------------------------------------------------------------------

                                                                                                 Impact of
                                                                                                Increase in
                                                                                                 Input on
                                                                       Significant               Estimated
                                   Valuation Techniques            Unobservable Inputs         Fair Value (2)
                               ----------------------------- --------------------------------- --------------
Fixed maturity securities (3)
 U.S. corporate and foreign     Matrix pricing                Delta spread adjustments (4)       Decrease
  corporate...................  Market pricing                Quoted prices (5)                  Increase
                               -------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)               Increase (6)
                               -------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)                Increase (6)
                                Consensus pricing             Offered quotes (5)               Increase (6)
                               -------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed
  minimum benefits............  Option pricing techniques     Mortality rates:
                                                                 Ages 0-40                     Decrease (7)
                                                                 Ages 41-60                    Decrease (7)
                                                                 Ages 61-115                   Decrease (7)
                                                              Lapse rates:
                                                                 Durations 1-10                Decrease (8)
                                                                 Durations 11-20               Decrease (8)
                                                                 Durations 21-116              Decrease (8)
                                                              Utilization rates                Increase (9)
                                                              Withdrawal rates                     (10)
                                                              Long-term equity volatilities    Increase (11)
                                                              Nonperformance risk spread       Decrease (12)
                               -------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

               New England Life Insurance Company and Subsidiary

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2014
Balance at January 1,.................................  $    22     $    54    $    16   $    18   $    11      $    261
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --        --        --            --
   Net investment gains (losses)......................      (1)          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --           168
  OCI.................................................       --          --         --        --        --            --
Purchases (3).........................................       12           7         --         5        11            --
Sales (3).............................................       --         (1)         --       (8)      (10)            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             5
Transfers into Level 3 (4)............................        1          --         --         1        --            --
Transfers out of Level 3 (4)..........................      (9)         (8)       (16)        --        --            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    25     $    52    $    --   $    16   $    12      $    434
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $   (1)     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $    174

               New England Life Insurance Company and Subsidiary

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2013
Balance at January 1,.................................  $    27     $    27    $     2   $    11   $    16      $    487
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --        --        --            --
   Net investment gains (losses)......................       --          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --         (235)
  OCI.................................................       --          --        (1)        --        --            --
Purchases (3).........................................       12          16         15        11        10            --
Sales (3).............................................      (6)          --         --       (9)       (5)            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             9
Transfers into Level 3 (4)............................       --          14         --         5        --            --
Transfers out of Level 3 (4)..........................     (11)         (3)         --        --      (10)            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    22     $    54    $    16   $    18   $    11      $    261
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $  (229)

               New England Life Insurance Company and Subsidiary

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    CMBS      RMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................................  $    20     $    --    $    --   $    --   $     1      $    303
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --         1        --            --
   Net investment gains (losses)......................       --          --         --        --        --            --
   Net derivative gains (losses)......................       --          --         --        --        --           176
  OCI.................................................        1          --         --        --        --            --
Purchases (3).........................................       12          27          2        10        15            --
Sales (3).............................................      (6)          --       (24)        --        --            --
Issuances (3).........................................       --          --         --        --        --            --
Settlements (3).......................................       --          --         --        --        --             8
Transfers into Level 3 (4)............................       --          --         24        --        --            --
Transfers out of Level 3 (4)..........................       --          --         --        --        --            --
                                                        -------     -------     -------   -------   -------     --------
Balance at December 31,...............................  $    27     $    27    $     2   $    11   $    16      $    487
                                                        =======     =======     =======   =======   =======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income..............................  $    --     $    --    $    --   $    --   $    --      $     --
   Net investment gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $     --
   Net derivative gains (losses)......................  $    --     $    --    $    --   $    --   $    --      $    179

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated

               New England Life Insurance Company and Subsidiary fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

    The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                      December 31, 2014
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value       Level 1     Level 2     Level 3   Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    132  $      --   $      --  $      140    $      140
Policy loans.................... $    422  $      --   $      28  $      576    $      604
Premiums, reinsurance and other
  receivables................... $    389  $      --   $      --  $      418    $      418
Other assets.................... $      2  $      --   $      --  $        2    $        2
Liabilities
PABs............................ $    142  $      --   $      --  $      150    $      150
Other liabilities............... $     97  $      --   $      51  $       46    $       97
Separate account liabilities.... $      3  $      --   $       3  $       --    $        3

                                                      December 31, 2013
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value     Level 1     Level 2     Level 3     Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    123  $      --   $      --  $      128    $      128
Policy loans.................... $    416  $      --   $      24  $      506    $      530
Premiums, reinsurance and other
  receivables................... $    175  $      --   $      --  $      182    $      182
Other assets.................... $      4  $      --   $      --  $        3    $        3
Liabilities
PABs............................ $    140  $      --   $      --  $      146    $      146
Other liabilities............... $     44  $      --   $      --  $       44    $       44
Separate account liabilities.... $      7  $      --   $       7  $       --    $        7

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

               New England Life Insurance Company and Subsidiary

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

 Other Assets

   Other assets are comprised of receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

               New England Life Insurance Company and Subsidiary

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for NELICO was in excess of 1,300% for all periods presented.

  NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The table below present amounts from NELICO, which are derived from the most recent statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

               New England Life Insurance Company and Subsidiary

  Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
   -                                                     ------------------------
   Company                             State of Domicile  2014     2013    2012
   ----------------------------------- -----------------  ------   ------  -----
                                                            (In millions)
   New England Life Insurance Company.   Massachusetts   $  303   $  103   $  79

  Statutory capital and surplus was as follows at:

                                                   December 31,
               -                                   -------------
               Company                              2014   2013
               ----------------------------------- ------ ------
                                                   (In millions)
               New England Life Insurance Company. $  675 $  571

Dividend Restrictions

  The table below sets forth dividends permitted to be paid by NELICO without insurance regulatory approval and dividends paid:

                                             2015        2014       2013
     -                                   ------------ ----------- --------
                                          Permitted
                                           Without
     Company                             Approval (1)  Paid (2)   Paid (2)
     ----------------------------------- ------------ ----------- --------
                                                   (In millions)
     New England Life Insurance Company.   $    199   $    227(3) $    77

--------

(1)Reflects dividend amounts that may be paid during 2015 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2015, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, NELICO distributed shares of its former subsidiary, NES, to MLIC as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis and also paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized
                                                   Investment Gains     Unrealized      Defined
                                                   (Losses), Net of   Gains (Losses) Benefit Plans
                                                  Related Offsets (1) on Derivatives  Adjustment    Total
                                                  ------------------- -------------- ------------- -------
                                                                       (In millions)
Balance at December 31, 2011.....................       $    87         $     (3)       $ (35)     $    49
OCI before reclassifications.....................            31                 4         (13)          22
Deferred income tax benefit (expense)............          (10)               (1)            4         (7)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.           108                --         (44)          64
Amounts reclassified from AOCI...................           (5)                --          (6)        (11)
Deferred income tax benefit (expense)............             1                --            2           3
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (4)                --          (4)         (8)
                                                        -------         ---------       ------     -------
Balance at December 31, 2012.....................       $   104         $      --       $ (48)     $    56
OCI before reclassifications.....................         (110)                 1           46        (63)
Deferred income tax benefit (expense)............            39                --         (16)          23
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            33                 1         (18)          16
Amounts reclassified from AOCI...................          (11)                --          (6)        (17)
Deferred income tax benefit (expense)............             3                --            2           5
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................           (8)                --          (4)        (12)
                                                        -------         ---------       ------     -------
Balance at December 31, 2013.....................       $    25         $       1       $ (22)     $     4
OCI before reclassifications.....................            66                 9            6          81
Deferred income tax benefit (expense)............          (23)               (3)          (2)        (28)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            68                 7         (18)          57
Amounts reclassified from AOCI...................             5                --            5          10
Deferred income tax benefit (expense)............           (2)                --          (2)         (4)
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of income
   tax...........................................             3                --            3           6
                                                        -------         ---------       ------     -------
Balance at December 31, 2014.....................       $    71         $       7       $ (15)     $    63
                                                        =======         =========       ======     =======

--------

(1)See Note 6 for information on offsets to investments related to DAC and DSI.

               New England Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                            Consolidated Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI  Comprehensive Income (Loss) Location
------------------------------------------   -----------------------------  ----------------------------------------
                                               Years Ended December 31,
                                             -----------------------------
                                                2014       2013      2012
                                             ----------  --------- --------
                                                     (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)................................. $      (5)  $      10 $      4 Net investment gains (losses)
  Net unrealized investment gains
   (losses).................................         --          1        1 Net investment income
                                             ----------  --------- --------
    Net unrealized investment gains
     (losses), before income tax............        (5)         11        5
    Income tax (expense) benefit............          2        (3)      (1)
                                             ----------  --------- --------
    Net unrealized investment gains
     (losses), net of income tax............ $      (3)  $       8 $      4
                                             ==========  ========= ========
Defined benefit plans adjustment: (1).......
  Amortization of net actuarial gains
   (losses)................................. $      (1)  $       2 $      2
  Amortization of prior service (costs)
   credit...................................        (4)          4        4
                                             ----------  --------- --------
    Amortization of defined benefit plan
     items, before income tax...............        (5)          6        6
    Income tax (expense) benefit............          2        (2)      (2)
                                             ----------  --------- --------
    Amortization of defined benefit plan
     items, net of income tax............... $      (3)  $       4 $      4
                                             ==========  ========= ========
Total reclassifications, net of income
 tax........................................ $      (6)  $      12 $      8
                                             ==========  ========= ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 11.

               New England Life Insurance Company and Subsidiary

10. Other Expenses


  Information on other expenses was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Compensation............................................. $   11   $   24  $   15
 Pension, postretirement and postemployment benefit costs.     27       19      28
 Commissions..............................................    170      178     195
 Volume-related costs.....................................      3        2      11
 Capitalization of DAC....................................   (20)      (6)    (25)
 Amortization of DAC......................................     89     (24)     132
 Premium taxes, licenses and fees.........................      8        8      10
 Professional services....................................      2        3       3
 Other....................................................     53       46      46
                                                            ------  ------  ------
  Total other expenses.................................... $  343   $  250  $  415
                                                            ======  ======  ======

Capitalization and Amortization of DAC

  See Note 4 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions and volume-related costs include the impact of affiliated reinsurance transactions. See Notes 5 and 14 for a discussion of affiliated expenses included in the table above.

11. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The non-qualified pension plan provides supplemental benefits to certain executive level employees and retirees.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

               New England Life Insurance Company and Subsidiary

   The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $2 million, $3 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively. In addition, the Company's share of net other postretirement expense was less than $1 million, less than ($1) million and ($1) million for the years ended December 31, 2014, 2013 and 2012, respectively. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of operations.

   In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan, as well as other postretirement benefit plans. The obligations and related net periodic benefit expense associated with these plans are included in the consolidated financial statements and the additional disclosures below. Effective December 31, 2014, the Company sponsored pension and other postretirement plans were amended to eliminate benefit accruals prospectively. A limited group of active participants continue to have the opportunity to earn eligibility requirements to receive certain benefits in certain pension and other postretirement plans with continuing active service.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                                     December 31,
                                                -------------------------------------------------------
                                                           2014                        2013
                                                --------------------------- ---------------------------
                                                                 Other                       Other
                                                  Pension    Postretirement   Pension    Postretirement
                                                Benefits (1)    Benefits    Benefits (1)    Benefits
                                                ------------ -------------- ------------ --------------
                                                                     (In millions)
Change in benefit obligations
Benefit obligations at January 1,..............   $    193      $    32       $    219      $    42
 Service costs.................................          4            1              5            1
 Interest costs................................          9            1              9            1
 Plan participants' contributions..............         --            2             --            2
 Net actuarial (gains) losses..................         39            5           (32)         (10)
 Change in benefits and other..................       (13)          (7)             --           --
 Benefits paid.................................        (9)          (4)            (8)          (4)
                                                  --------      -------       --------      -------
Benefit obligations at December 31,............        223           30            193           32
                                                  --------      -------       --------      -------
Change in plan assets
Fair value of plan assets at January 1,........        133           --            123           --
 Actual return on plan assets..................         22           --            (2)           --
 Plan participants' contributions..............         --            2             --            2
 Employer contributions........................          8            2             20            2
 Benefits paid.................................        (9)          (4)            (8)          (4)
                                                  --------      -------       --------      -------
Fair value of plan assets at December 31,......        154           --            133           --
                                                  --------      -------       --------      -------
   Over (under) funded status at December 31,..   $   (69)      $  (30)       $   (60)      $  (32)
                                                  ========      =======       ========      =======
Amounts recognized in the consolidated balance
  sheets
 Other liabilities.............................   $   (69)      $  (30)       $   (60)      $  (32)
                                                  ========      =======       ========      =======
AOCI
 Net actuarial (gains) losses..................   $     24      $   (4)       $     13      $   (5)
 Prior service costs (credit)..................         --            2             17            8
                                                  --------      -------       --------      -------
   AOCI, before income tax.....................   $     24      $   (2)       $     30      $     3
                                                  ========      =======       ========      =======
Accumulated benefit obligation.................   $    223          N/A       $    177          N/A
                                                  ========                    ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate PBO was $65 million and $58 million at December 31, 2014 and 2013, respectively.

               New England Life Insurance Company and Subsidiary

   Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows at:

                                                  December 31,
                                                 --------------
                                                  2014   2013
                                                 ------ -------
                                                 (In millions)
                Projected benefit obligations... $  223 $    58
                Accumulated benefit obligations. $  223 $    51
                Fair value of plan assets....... $  154 $    --

   The PBO exceeded assets for all pension plans at December 31, 2014 and 2013.

  Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

    . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

    . Settlement and Curtailment Costs -- The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

    . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    . Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

               New England Life Insurance Company and Subsidiary

    . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

  The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                         Years Ended December 31,
                                  -----------------------------------------------------------------------
                                           2014                    2013                    2012
                                  ----------------------- ----------------------- -----------------------
                                               Other                   Other                   Other
                                  Pension  Postretirement Pension  Postretirement Pension  Postretirement
                                  Benefits    Benefits    Benefits    Benefits    Benefits    Benefits
                                  -------- -------------- -------- -------------- -------- --------------
                                                               (In millions)
Net periodic benefit costs
 Service costs...................  $    4      $    1      $    5      $    1      $    5      $    3
 Interest costs..................       9           1           9           1           9           2
 Settlement and curtailment
   costs (1).....................      14           2          --          --          --          --
 Expected return on plan
   assets........................     (7)          --         (7)          --         (7)          --
 Amortization of net actuarial
   (gains) losses................       1          --           2          --           2          --
 Amortization of prior service
   costs (credit)................       1           3           2           2           2           2
                                   ------      ------      ------      ------      ------      ------
   Total net periodic benefit
     costs (credit)..............      22           7          11           4          11           7
                                   ------      ------      ------      ------      ------      ------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses....      12           1        (24)        (10)          23           2
 Prior service costs (credit)....    (16)         (3)          --          --          --          --
 Amortization of net actuarial
   (gains) losses................     (1)          --         (2)          --         (2)          --
 Amortization of prior service
   (costs) credit................     (1)         (3)         (2)         (2)         (2)         (2)
                                   ------      ------      ------      ------      ------      ------
 Total recognized in OCI.........     (6)         (5)        (28)        (12)          19          --
                                   ------      ------      ------      ------      ------      ------
   Total recognized in net
     periodic benefit costs and
     OCI.........................  $   16      $    2      $ (17)      $  (8)      $   30      $    7
                                   ======      ======      ======      ======      ======      ======

--------

(1)The Company sponsored pension and other postretirement plans were amended effective December 31, 2014.

               New England Life Insurance Company and Subsidiary

    The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $2 million and $0, and less than $1 million and $1 million, respectively.

  Assumptions

   Assumptions used in determining benefit obligations were as follows at:

                                                      December 31,
                                --------------------------------------------------------
                                            2014                         2013
                                ---------------------------  ---------------------------
                                                  Other                        Other
                                  Pension     Postretirement   Pension     Postretirement
                                  Benefits       Benefits      Benefits       Benefits
                                ------------  -------------- ------------  --------------
Weighted average discount rate.     4.10%          4.10%         5.15%          5.15%
Rate of compensation increase.. 4.50% - 5.00%       N/A      4.50% - 5.00%       N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                                      Years Ended December 31,
                    --------------------------------------------------------------------------------------------
                                   2014                            2013                         2012
                    ---------------------------------- ---------------------------- ----------------------------
                                            Other                        Other                        Other
                         Pension        Postretirement   Pension     Postretirement   Pension     Postretirement
                         Benefits          Benefits      Benefits       Benefits      Benefits       Benefits
                    ------------------- -------------- ------------- -------------- ------------- --------------
Weighted average
  discount rate.... 5.15% and 4.45% (1)     5.15%          4.20%         4.20%          4.95%         4.95%
Weighted average
  expected rate of
  return on plan
  assets...........        5.75%             N/A           5.75%          N/A           6.25%          N/A
Rate of
  compensation
  increase.........    4.50% - 5.00%         N/A       4.50% - 5.00%      N/A       4.50% - 5.00%      N/A

--------

(1)As a result of the Company sponsored pension plan amendments, a discount rate of 5.15% was used for the period January 1, 2014 through July 31, 2014, and a discount rate of 4.45% was used for the period August 1, 2014 through December 31, 2014.

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

               New England Life Insurance Company and Subsidiary

   The expected rate of return on plan assets for use in that plan's valuation in 2015 is currently anticipated to be 5.75% for pension benefits.

   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2014                                    2013
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  5.7% for Pre-Medicare in 2015,          6.2% for Pre-Medicare and 7.8% for
                                       decreasing over time until 2083         Post-Medicare in 2014, decreasing
                                       reaching the ultimate rate of 4.5%.     over time until 2083 for Pre-Medicare
                                       19.7% for Post-Medicare in 2015,        and 2021 for Post-Medicare reaching
                                       decreasing to 14.2% for 2017 after      the ultimate rate of 4.5% for
                                       which the rate is no longer applied     Pre-Medicare and Post-Medicare.
                                       as projected employer costs will have
                                       reached the plan cap.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components and APBO by less than $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components and APBO by less than $1 million.

   As of December 31, 2014, the improved mortality rate assumption used for all pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

  Plan Assets

   The pension plan assets are categorized into a three-level fair value hierarchy, as defined in Note 8,based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

                Level 1  This category includes separate
                         accounts that are invested in fixed
                         maturity securities, equity
                         securities and short-term investments
                         which have unadjusted quoted market
                         prices in active markets for
                         identical assets and liabilities.

                Level 2  This category includes certain
                         separate accounts that are primarily
                         invested in liquid and readily
                         marketable securities. The estimated
                         fair value of such separate account
                         is based upon reported NAV provided
                         by fund managers and this value
                         represents the amount at which
                         transfers into and out of the
                         respective separate account are
                         effected. These separate accounts
                         provide reasonable levels of price
                         transparency and can be corroborated
                         through observable market data.
                         Directly held investments are
                         primarily invested in U.S. and
                         foreign government and corporate
                         securities.

               New England Life Insurance Company and Subsidiary

                Level 3  This category includes separate
                         accounts that are invested in fixed
                         maturity securities that provide
                         little or no price transparency due
                         to the infrequency with which the
                         underlying assets trade and generally
                         require additional time to liquidate
                         in an orderly manner. Accordingly,
                         the values for separate accounts
                         invested in these alternative asset
                         classes are based on inputs that
                         cannot be readily derived from or
                         corroborated by observable market
                         data.
                         Certain separate accounts are
                         invested in investment partnerships
                         designated as hedge funds. The values
                         for these separate accounts is
                         determined monthly based on the NAV
                         of the underlying hedge fund
                         investment. Additionally, such hedge
                         funds generally contain lock out or
                         other waiting period provisions for
                         redemption requests to be filled.
                         While the reporting and redemption
                         restrictions may limit the frequency
                         of trading activity in separate
                         accounts invested in hedge funds, the
                         reported NAV, and thus the referenced
                         value of the separate account,
                         provides a reasonable level of price
                         transparency that can be corroborated
                         through observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plan (the "Invested Plan") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

               New England Life Insurance Company and Subsidiary

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

                                                  December 31,
                                               ------------------------
                                                   2014        2013
                                               ---------------  -----
                                               Target Actual Allocation
                                               ------ -----------------
               Asset Class
                Fixed maturity securities (1).   75%    79%      78%
                Equity securities (2).........   12%    18%      21%
                Alternative securities (3)....   13%     3%       1%
                                                       -----    -----
                  Total assets................         100%     100%
                                                       =====    =====

--------

(1)Fixed maturity securities include primarily collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals and U.S. government bonds.
(2)Equity securities primarily include common stock of U.S. companies.
(3)Alternative securities primarily include other investments.

               New England Life Insurance Company and Subsidiary

  The pension plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                 December 31, 2014
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   49  $    1    $          50
   U.S. government bonds.............     32       7      --               39
   Foreign bonds.....................     --      15      --               15
   Federal agencies..................     --       8      --                8
   Municipals........................     --       3      --                3
   Other (1).........................     --       7      --                7
                                      ------  ------  ------    -------------
     Total fixed maturity securities.     32      89       1              122
                                      ------  ------  ------    -------------
  Equity securities:
   Common stock -- domestic..........     27      --      --               27
   Common stock -- foreign...........      1      --      --                1
                                      ------  ------  ------    -------------
     Total equity securities.........     28      --      --               28
                                      ------  ------  ------    -------------
  Short-term investments.............      2       2      --                4
                                      ------  ------  ------    -------------
       Total assets.................. $   62  $   91  $    1    $         154
                                      ======  ======  ======    =============

               New England Life Insurance Company and Subsidiary

                                                 December 31, 2013
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   41  $    1    $          42
   U.S. government bonds.............     27       5      --               32
   Foreign bonds.....................     --      13      --               13
   Federal agencies..................     --       6      --                6
   Municipals........................     --       4      --                4
   Other (1).........................     --       6      --                6
                                      ------  ------  ------    -------------
     Total fixed maturity securities.     27      75       1              103
                                      ------  ------  ------    -------------
  Equity securities:
   Common stock -- domestic..........     28      --      --               28
   Common stock -- foreign...........      1      --      --                1
                                      ------  ------  ------    -------------
     Total equity securities.........     29      --      --               29
                                      ------  ------  ------    -------------
  Short-term investments.............     --       1      --                1
                                      ------  ------  ------    -------------
         Total assets................ $   56  $   76  $    1    $         133
                                      ======  ======  ======    =============

--------

(1)Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

  For the years ended December 31, 2014, 2013 and 2012, the changes to pension plan assets invested in corporate fixed maturity securities measured at estimated fair value on a recurring basis using significant unobservable (Level
3) inputs were not significant.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The Company expects to make discretionary contributions to the qualified pension plan of $3 million in 2015. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $1 million to fund the benefit payments in 2015.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $1 million towards benefit obligations in 2015 to pay postretirement medical claims.

               New England Life Insurance Company and Subsidiary

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                             Other
                                                         Postretirement
                                        Pension Benefits    Benefits
                                        ---------------- --------------
                                                 (In millions)
         2015..........................   $          7    $          2
         2016..........................   $          8    $          2
         2017..........................   $          9    $          2
         2018..........................   $         10    $          2
         2019..........................   $         10    $          2
         2020-2024.....................   $         62    $         11

 Additional Information

   As previously discussed, most of the assets of the pension benefit plan are held in a group annuity contract issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were less than $1 million for each of the years ended December 31, 2014, 2013 and 2012, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $22 million, ($2) million and $11 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2014, 2013 and 2012. Effective December 31, 2014, the defined contribution plans were merged into the MetLife Savings & Investment Plan sponsored by MLIC.

12. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2014    2013     2012
                                                       ------   -----  ------
                                                         (In millions)
       Current:
        Federal...................................... $   74   $  62   $   41
       Deferred:
        Federal......................................     23    (53)       33
                                                       ------   -----  ------
          Provision for income tax expense (benefit). $   97   $   9   $   74
                                                       ======   =====  ======

               New England Life Insurance Company and Subsidiary

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2014     2013    2012
                                                        -----    -----   -----
                                                         (In millions)
        Tax provision at U.S. statutory rate.......... $ 116    $  18   $  75
        Tax effect of:
         Prior year tax...............................   (4)       13      12
         Tax credits..................................   (1)      (1)     (1)
         Tax-exempt income............................   (1)       --     (1)
         Dividends received deduction.................  (13)     (11)    (11)
         Change in valuation allowance................    --     (10)      --
                                                        -----    -----   -----
           Provision for income tax expense (benefit). $  97    $   9   $  74
                                                        =====    =====   =====

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                   ----------------------------
                                                        2014          2013
                                                   -------------- -------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........ $           93 $         120
  Employee benefits...............................             15            20
  Investments, including derivatives..............             --             5
  Tax credit carryforwards........................              5             3
                                                   -------------- -------------
    Total deferred income tax assets..............            113           148
                                                   -------------- -------------
 Deferred income tax liabilities:
  DAC.............................................            200           212
  Net unrealized investment gains.................             42            14
  Investments, including derivatives..............             12            --
  Other...........................................              1             2
                                                   -------------- -------------
    Total deferred income tax liabilities.........            255           228
                                                   -------------- -------------
      Net deferred income tax asset (liability)... $        (142) $        (80)
                                                   ============== =============

   Tax credit carryforwards of $6 million at December 31, 2014 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included $13 million, ($2) million and ($3) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years

               New England Life Insurance Company and Subsidiary under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates to policyholder liability deductions which the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for one tax adjustment. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          -----------------------
                                                                           2014     2013    2012
                                                                          -------  ------- -------
                                                                               (In millions)
Balance at January 1,.................................................... $    22  $    18 $     7
Additions for tax positions of prior years...............................       1        4      11
Reductions for tax positions of prior years..............................     (2)       --      --
                                                                          -------  ------- -------
Balance at December 31,.................................................. $    21  $    22 $    18
                                                                          =======  ======= =======
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    20  $    22 $    18
                                                                          =======  ======= =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2014     2013   2012
                                                                           --------  ------ -------
                                                                                (In millions)
Interest recognized in the consolidated statements of operations.......... $    (1)  $    5 $    --

                                                                                      December 31,
                                                                                     --------------
                                                                                      2014   2013
                                                                                     ------ -------
                                                                                     (In millions)
Interest included in other liabilities in the consolidated balance sheets.           $    5 $     6

  The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

13. Contingencies, Commitments and Guarantees


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $15 million and $11 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $2 million related to a true-up of the 2013 tax return.

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including NELICO, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

Diversified Lending Group

  The Company conducted an internal investigation of an agency in Los Angeles, California concerning the referral of clients to an entity which the SEC has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution has

               New England Life Insurance Company and Subsidiary been made to certain customers. The Company has been named in three related lawsuits currently pending in California state court. In one of the lawsuits and four other lawsuits in which the Company was not named directly, one of the Company's former representatives has asserted claims for indemnification against the Company. The Court recently denied plaintiffs' motion for class certification. The Company believes adequate provision has been made in its financial statements for any probable and reasonably estimable loss for this matter.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At both December 31, 2014 and 2013, the Company held a liability of $1 million. At both December 31, 2014 and 2013, the Company held the related assets for premium tax offsets of $1 million for future undiscounted assessments with respect to impaired, insolvent or failed insurers. At both December 31, 2014 and 2013, the Company held an asset of $1 million for premium tax offsets currently available for paid assessments.

               New England Life Insurance Company and Subsidiary

Commitments

  Leases

    The Company, as lessee, has entered into various lease agreements for office space. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2015.......   $      12
                           2016.......          10
                           2017.......           8
                           2018.......           7
                           2019.......           5
                           Thereafter.           3
                                         ---------
                            Total.....   $      45
                                         =========

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $2 million at both December 31, 2014 and 2013.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

               New England Life Insurance Company and Subsidiary

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2014 and 2013.

14. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $43 million, $60 million and $60 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $26 million, $27 million and $25 million for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $48 million, $43 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company also entered into agreements to sell insurance products on behalf of certain affiliates. Expenses incurred by the Company related to these agreements, included in other expenses, were $117 million, $163 million and $207 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net receivables from affiliates, related to the items discussed above, of $49 million and $28 million at December 31, 2014 and 2013, respectively.

  See Notes 5 and 6 for additional information on related party transactions.

15. Subsequent Events

  The Company has evaluated events subsequent to December 31, 2014, through April 20, 2015, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements comprising each of the Subaccounts of the Separate Account are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The financial statements of the Separate Account include:


     Report of Independent Registered Public Accounting Firm.

     Statements of Assets and Liabilities as of December 31, 2014.

     Statements of Operations for the year ended December 31, 2014.

     Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.


     Notes to the Financial Statements.

   The consolidated financial statements of the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of the Company include:

     Independent Auditors' Report


     Consolidated Balance Sheets as of December 31, 2014 and 2013.

     Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.


     Notes to the Consolidated Financial Statements.


   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries, as a party to a Net Worth Maintenance Agreement, with the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:

     Report of Independent Registered Public Accounting Firm.


     Consolidated Balance Sheets as of December 31, 2014 and 2013.

     Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012.

     Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.


     Notes to the Consolidated Financial Statements.

     Financial Statements Schedules.

(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (2) None.

   (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No.033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033- 64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement MLIDC 7-1-05 (LTC) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2014.

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2014.

   (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

   (iv)    Form of Endorsement (IRA) is incorporated herein by reference to Post
           - Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033- 85442) filed on January 21, 1999.

   (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

   (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

   (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post- Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033- 85442) filed on February 28, 2001.

   (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple
           Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

   (x)     Form of Endorsement: Individual Retirement Annuity Endorsement NEL
           408.2 (9/02) is incorporated herein by reference to Registrant's Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

   (xi) Form of Spousal Continuation Endorsement NL-GMIB (2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2010.

   (xii) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.

   (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

   (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

   (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

   (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

   (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

   (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

   (7) (a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. __, effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (iv) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 21, 2009.

   (v) (a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811- 8828) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Net Worth Maintenance Agreement between Metropolitan Life Insurance Company and New England Life Insurance Company (effective August 30,
            1996) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4
            (No. 333-51676) filed on April 26, 2006.

   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Investors LLC, MetLife Securities, Inc. and New England Life Insurance Company, dated April 30, 2007 is incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 22, 2008.

   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.

   (10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith).

   (11)     None

   (12)     None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


   (14) Powers of Attorney for Eric T. Steigerwalt, Steven H. Ashton, Kimberly Berwanger, Peter M. Carlson, Gene L. Lunman, Kumar Das Gupta, Christine M. DeBiase, Meghan S. Doscher and James J. Reilly (filed herewith).

     Item 25 Directors and Officers of the Depositor


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President, Chief
11225 North Community House Road,       Executive Officer and Director
Charlotte, NC 28277

Steve H. Ashton                         Director
501 Route 22,
Bridgewater, NJ 08807



Kimberly A. Berwanger                   Director
MetLife,
1095 Avenue of Americas,
New York, NY 10036



Peter M. Carlson                        Director, Executive Vice President and
MetLife,                                Chief Accounting Officer
1095 Avenue of Americas,
New York, NY 10036



Kumar Das Gupta                         Director
11225 North Community House Road,
Charlotte, NC 28277




Christine M. DeBiase                    Director
11225 North Community House Road,
Charlotte, NC 28277



Meghan S. Doscher                       Director
11225 North Community House Road,
Charlotte, NC 28277




Gene L. Lunman                          Director
11225 North Community House Road,
Charlotte, NC 28277




Tyla L. Reynolds                         Vice President and Secretary
600 North King Street,
Wilmington, DE 19801




Alan C. Leland, Jr.                     Senior Vice President
New England Financial,
One Financial Center,
Boston, MA 02111



Steven J. Brash                         Senior Vice President and Tax Director
277 Park Avenue, 46th Floor
New York, NY 10172




Robin F. Lenna                          Executive Vice President
200 Park Ave.
New York, NY 10166




Marlene Beverly Debel                   Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Paul A. LaPiana                         Senior Vice President
11225 North Community House Road,
Charlotte, NC 28277




Jason P. Manske                         Senior Vice President and Chief Hedging
10 Park Avenue,                         Officer
Morristown, NJ 07962

Anne M. Belden                          Vice President - Finance
MetLife Plaza,
27-01 Queens Plaza North,
Long Island City, NY 11101



Roberto Baron                           Senior Vice President
MetLife,
1095 Avenue of Americas,
New York, NY 10036




Stewart Ashkenazy                       Vice President and Senior Actuary and
MetLife,                                Illustration Actuary
1095 Avenue of Americas,
New York, NY 10036




Andrew Kaniuk                           Vice President and Senior Actuary
501 Route 22,
Bridgewater, NJ 08807




Frans W. teGroen                        Vice President and Actuary and
1300 Hall Boulevard,                    Appointed Actuary
Bloomfield, CT 06002





James J. Reilly                         Vice President, Finance
One Financial Center,
Boston, MA 02111


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2015, there were 40,569 owners of tax-qualified contracts and 15,359 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).

ITEM 28. INDEMNIFICATION

As described in their respective governing documents,MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter") which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the Commonwealth of Massachusetts shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a Director, Officer, or agent of the respective Company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the State of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify Employees ("Metlife employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as Directors or Officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife Directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant Company. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (including the Registrant):

     Met Investors Series Trust

     MetLife Investors USA Variable Account A

     MetLife Investors USA Variable Life Account A

     MetLife Investors Variable Annuity Account One

     MetLife Investors Variable Life Account One

     First MetLife Investors Variable Annuity Account One

     General American Separate Account Eleven

     General American Separate Account Twenty-Eight

     General American Separate Account Twenty-Nine

     General American Separate Account Two

     Security Equity Separate Account Twenty-Six

     Security Equity Separate Account Twenty-Seven

     MetLife of CT Separate Account QPN for Variable Annuities

     MetLife of CT Fund UL for Variable Life Insurance

     MetLife of CT Fund UL III for Variable Life Insurance

     Metropolitan Life Variable Annuity Separate Account II

     MetLife of CT Separate Account Eleven for Variable Annuities

     Metropolitan Life Separate Account E

     Metropolitan Life Separate Account UL

     Paragon Separate Account A

     Paragon Separate Account B

     Paragon Separate Account C

     Paragon Separate Account D

     Metropolitan Series Fund

     Metropolitan Tower Life Separate Account One

     Metropolitan Tower Life Separate Account Two

     New England Life Retirement Investment Account

     New England Variable Annuity Fund I

     New England Variable Annuity Separate Account

     New England Variable Life Separate Account

     Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


                                        POSITIONS AND OFFICES WITH
NAME                                    PRINCIPAL UNDERWRITER
------                                  ---------------------------



Elizabeth M. Forget                     Director

Gragg Building

11225 North Community House Road

Charlotte, NC 28277

Paul A. LaPiana                         Director

Gragg Building

11225 North Community House Road

Charlotte, NC 28277

Gerald J. Nigro                         Senior Vice President and Director

1 MetLife Plaza

27-01 Queens Plaza North

Long Island City, NY 11101

Lance Carlson                           President

1 MetLife Plaza

27-01 Queens Plaza North

Long Island City, NY 11101

Kieran R. Mullins                       Executive Vice President


     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277


     Barbara A. Dare                 Senior Vice President


     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277


     Donald Leintz                   Senior Vice President


     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277


     Tyla L. Reynolds                Vice President and Secretary

     600 North King Street

     Wilmington, DE 19801


     Marlene B. Debel                Treasurer

     1095 Avenue of the Americas

     New York, NY 10036


     John G. Martinez                Vice President and Chief Financial Officer

     18210 Crane Nest Dr.

     Tampa, FL 33647


     John Peter Kyne, III            Vice President, Director of Compliance

     Gragg Building

     11225 North Community House Road


     Charlotte, NC 28277

     (c) Compensation from Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                       (2)
                      (1)                       NET UNDERWRITING        (3)            (4)
               NAME OF PRINCIPAL                  DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
                  UNDERWRITER                      COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $8,042,529         $0              $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant

   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110

     (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

     (d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

     (e) MetLife, One Financial Center, Boston, MA 02111

     (f) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
10166

     (g) Metropolitan Life Insurance Company, 1095 Avenue of the Americas, New York, NY 10036


     (h) MetLife, Annuity Administrative Office, 4700 Westown Parkway, : Bldg. 4, Suite 200, West Des Moines, IA 50266


ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of April, 2015.

                                   New England Variable Annuity Separate Account
                                                   (Registrant)

                                   By: New England Life Insurance Company

                                   By:  /s/ Peter H. Duffy
                                        ----------------------------------------
                                        Peter H. Duffy
                                        Vice President

                                   By: New England Life Insurance Company
                                                   (Depositor)

                                   By:  /s/ Peter H. Duffy
                                        ----------------------------------------
                                        Peter H. Duffy
                                        Vice President

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2015.

SIGNATURE                                 TITLE

/s/ Eric T. Steigerwalt*                  Chairman of the Board, President,
---------------------------------------   Chief Executive Officer and Director
Eric T. Steigerwalt

/s/ Steven H. Ashton*                     Director
---------------------------------------
Steven H. Ashton

/s/ Kimberly A. Berwanger*                Director
---------------------------------------
Kimberly A. Berwanger

/s/ Peter M. Carlson*                     Executive Vice President,
---------------------------------------   Chief Accounting Officer and Director
Peter M. Carlson

/s/ Gene L. Lunman*                       Director
---------------------------------------
Gene L. Lunman

/s/ Christine M. DeBiase*                 Director
---------------------------------------
Christine M. DeBiase

/s/ Kumar Das Gupta*                      Director
---------------------------------------
Kumar Das Gupta

/s/ James J. Reilly*                      Vice President - Finance
---------------------------------------   (principal financial officer)
James J. Reilly

/s/ Meghan S. Doscher*                    Director
---------------------------------------
Meghan S. Doscher


By:  /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate
     Attorney-in-fact
     April 28, 2015

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10.  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

14.  POWERS OF ATTORNEY